UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April 1, 2025 to September 30, 2025

Item 1. Reports to Stockholders.

(a)            The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Investment Grade Credit Fund Class A - VACFX

Voya Investment Grade Credit Fund Class I - VIGCX

Voya Investment Grade Credit Fund Class R6 - VIGTX

Voya Investment Grade Credit Fund Class W - VIGWX

Voya Securitized Credit Fund Class A - VCFAX

Voya Securitized Credit Fund Class I - VCFIX

Voya Securitized Credit Fund Class R6 - VCFRX

Voya Securitized Credit Fund Class W - VSCWX

Voya VACS Series EMHCD Fund Portfolio - VVIQX

Voya VACS Series SC Fund Portfolio - VVIRX

Class A: VACFX

Voya Investment Grade Credit Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Investment Grade Credit Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$46	0.90%

Fund Statistics

  Total Net Assets$95,107,389
  # of Portfolio Holdings637
  Portfolio Turnover Rate278%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of New York Mellon Corp., 5.316%, 06/06/36	1.1%
Morgan Stanley, 5.664%, 04/17/36	0.9%
Chubb INA Holdings LLC, 4.900%, 08/15/35	0.8%
United States Treasury Notes, 4.250%, 08/15/35	0.7%
Wells Fargo & Co., 5.605%, 04/23/36	0.6%
EOG Resources, Inc., 5.350%, 01/15/36	0.6%
Assurant, Inc., 5.550%, 02/15/36	0.6%
JPMorgan Chase & Co., 5.576%, 07/23/36	0.6%
Workday, Inc., 3.800%, 04/01/32	0.5%
Corebridge Financial, Inc., 6.050%, 09/15/33	0.6%

Investment Type Allocation

Corporate Bonds/Notes
95.1%
U.S. Treasury Obligations
2.9%
Preferred Stock
0.4%
Assets in Excess of Other Liabilities
1.6%
0%
20%
40%
60%
80%
100%

Value	Value
Assets in Excess of Other Liabilities	1.6%
Preferred Stock	0.4%
U.S. Treasury Obligations	2.9%
Corporate Bonds/Notes	95.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VACFX

Voya Investment Grade Credit Fund

92913M484-SAR

Class I: VIGCX

Voya Investment Grade Credit Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Investment Grade Credit Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$33	0.65%

Fund Statistics

  Total Net Assets$95,107,389
  # of Portfolio Holdings637
  Portfolio Turnover Rate278%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of New York Mellon Corp., 5.316%, 06/06/36	1.1%
Morgan Stanley, 5.664%, 04/17/36	0.9%
Chubb INA Holdings LLC, 4.900%, 08/15/35	0.8%
United States Treasury Notes, 4.250%, 08/15/35	0.7%
Wells Fargo & Co., 5.605%, 04/23/36	0.6%
EOG Resources, Inc., 5.350%, 01/15/36	0.6%
Assurant, Inc., 5.550%, 02/15/36	0.6%
JPMorgan Chase & Co., 5.576%, 07/23/36	0.6%
Workday, Inc., 3.800%, 04/01/32	0.5%
Corebridge Financial, Inc., 6.050%, 09/15/33	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.6%
Preferred Stock	0.4%
U.S. Treasury Obligations	2.9%
Corporate Bonds/Notes	95.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VIGCX

Voya Investment Grade Credit Fund

92913M476-SAR

Class R6: VIGTX

Voya Investment Grade Credit Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Investment Grade Credit Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$32	0.63%

Fund Statistics

  Total Net Assets$95,107,389
  # of Portfolio Holdings637
  Portfolio Turnover Rate278%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of New York Mellon Corp., 5.316%, 06/06/36	1.1%
Morgan Stanley, 5.664%, 04/17/36	0.9%
Chubb INA Holdings LLC, 4.900%, 08/15/35	0.8%
United States Treasury Notes, 4.250%, 08/15/35	0.7%
Wells Fargo & Co., 5.605%, 04/23/36	0.6%
EOG Resources, Inc., 5.350%, 01/15/36	0.6%
Assurant, Inc., 5.550%, 02/15/36	0.6%
JPMorgan Chase & Co., 5.576%, 07/23/36	0.6%
Workday, Inc., 3.800%, 04/01/32	0.5%
Corebridge Financial, Inc., 6.050%, 09/15/33	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.6%
Preferred Stock	0.4%
U.S. Treasury Obligations	2.9%
Corporate Bonds/Notes	95.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VIGTX

Voya Investment Grade Credit Fund

92913M864-SAR

Class W: VIGWX

Voya Investment Grade Credit Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Investment Grade Credit Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$33	0.65%

Fund Statistics

  Total Net Assets$95,107,389
  # of Portfolio Holdings637
  Portfolio Turnover Rate278%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of New York Mellon Corp., 5.316%, 06/06/36	1.1%
Morgan Stanley, 5.664%, 04/17/36	0.9%
Chubb INA Holdings LLC, 4.900%, 08/15/35	0.8%
United States Treasury Notes, 4.250%, 08/15/35	0.7%
Wells Fargo & Co., 5.605%, 04/23/36	0.6%
EOG Resources, Inc., 5.350%, 01/15/36	0.6%
Assurant, Inc., 5.550%, 02/15/36	0.6%
JPMorgan Chase & Co., 5.576%, 07/23/36	0.6%
Workday, Inc., 3.800%, 04/01/32	0.5%
Corebridge Financial, Inc., 6.050%, 09/15/33	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.6%
Preferred Stock	0.4%
U.S. Treasury Obligations	2.9%
Corporate Bonds/Notes	95.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VIGWX

Voya Investment Grade Credit Fund

92913M286-SAR

Class A: VCFAX

Voya Securitized Credit Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$51	1.00%

Fund Statistics

  Total Net Assets$866,590,463
  # of Portfolio Holdings605
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Symphony CLO 43 Ltd. - Class C, 6.868%, 04/15/37	0.9%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.9%
Freddie Mac STACR REMIC Trust - Class B1, 7.756%, 01/25/42	0.8%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 9.106%, 02/25/42	0.8%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.8%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.7%
Cedar Funding II CLO Ltd. - Class CR3, 6.037%, 07/22/38	0.7%
RFM Reremic Trust - Class AB60, 2.337%, 11/08/49	0.6%
CBAM Ltd. - Class CR, 7.018%, 07/15/37	0.6%

Investment Type Allocation

Collateralized Mortgage Obligations
34.9%
Commercial Mortgage-Backed Securities
34.6%
Asset-Backed Securities
23.6%
Assets in Excess of Other Liabilities
6.9%
0%
5%
10%
15%
20%
25%
30%
35%
40%

Value	Value
Assets in Excess of Other Liabilities	6.9%
Asset-Backed Securities	23.6%
Commercial Mortgage-Backed Securities	34.6%
Collateralized Mortgage Obligations	34.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VCFAX

Voya Securitized Credit Fund

92913M740-SAR

Class I: VCFIX

Voya Securitized Credit Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$35	0.68%

Fund Statistics

  Total Net Assets$866,590,463
  # of Portfolio Holdings605
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Symphony CLO 43 Ltd. - Class C, 6.868%, 04/15/37	0.9%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.9%
Freddie Mac STACR REMIC Trust - Class B1, 7.756%, 01/25/42	0.8%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 9.106%, 02/25/42	0.8%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.8%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.7%
Cedar Funding II CLO Ltd. - Class CR3, 6.037%, 07/22/38	0.7%
RFM Reremic Trust - Class AB60, 2.337%, 11/08/49	0.6%
CBAM Ltd. - Class CR, 7.018%, 07/15/37	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.9%
Asset-Backed Securities	23.6%
Commercial Mortgage-Backed Securities	34.6%
Collateralized Mortgage Obligations	34.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VCFIX

Voya Securitized Credit Fund

92913M732-SAR

Class R6: VCFRX

Voya Securitized Credit Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$33	0.65%

Fund Statistics

  Total Net Assets$866,590,463
  # of Portfolio Holdings605
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Symphony CLO 43 Ltd. - Class C, 6.868%, 04/15/37	0.9%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.9%
Freddie Mac STACR REMIC Trust - Class B1, 7.756%, 01/25/42	0.8%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 9.106%, 02/25/42	0.8%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.8%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.7%
Cedar Funding II CLO Ltd. - Class CR3, 6.037%, 07/22/38	0.7%
RFM Reremic Trust - Class AB60, 2.337%, 11/08/49	0.6%
CBAM Ltd. - Class CR, 7.018%, 07/15/37	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.9%
Asset-Backed Securities	23.6%
Commercial Mortgage-Backed Securities	34.6%
Collateralized Mortgage Obligations	34.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VCFRX

Voya Securitized Credit Fund

92913M112-SAR

Class W: VSCWX

Voya Securitized Credit Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$38	0.75%

Fund Statistics

  Total Net Assets$866,590,463
  # of Portfolio Holdings605
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Symphony CLO 43 Ltd. - Class C, 6.868%, 04/15/37	0.9%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.9%
Freddie Mac STACR REMIC Trust - Class B1, 7.756%, 01/25/42	0.8%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 9.106%, 02/25/42	0.8%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.8%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.7%
Cedar Funding II CLO Ltd. - Class CR3, 6.037%, 07/22/38	0.7%
RFM Reremic Trust - Class AB60, 2.337%, 11/08/49	0.6%
CBAM Ltd. - Class CR, 7.018%, 07/15/37	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.9%
Asset-Backed Securities	23.6%
Commercial Mortgage-Backed Securities	34.6%
Collateralized Mortgage Obligations	34.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VSCWX

Voya Securitized Credit Fund

92913M310-SAR

Portfolio: VVIQX

Voya VACS Series EMHCD Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya VACS Series EMHCD Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Series	$6	0.12%

Fund Statistics

  Total Net Assets$122,017,085
  # of Portfolio Holdings248
  Portfolio Turnover Rate73%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Petroleos Mexicanos, 6.500%, 03/13/27	1.5%
Bahrain Government International Bond, 7.375%, 05/14/30	1.5%
Corp Nacional del Cobre de Chile, 6.330%, 01/13/35	1.2%
Indonesia Government International Bond, 8.500%, 10/12/35	1.1%
Mexico Government International Bond, 6.338%, 05/04/53	0.9%
Argentine Republic Government International Bond, 4.125%, 07/09/35	1.0%
Saudi Government International Bond, 3.450%, 02/02/61	0.9%
Romanian Government International Bond, 3.000%, 02/14/31	0.9%
OQ SAOC, 5.125%, 05/06/28	0.9%
Brazilian Government International Bond, 6.625%, 03/15/35	0.9%

Investment Type Allocation

Sovereign Bonds
60.4%
Corporate Bonds/Notes
32.1%
U.S. Treasury Obligations
0.4%
Assets in Excess of Other Liabilities
7.1%
0%
10%
20%
30%
40%
50%
60%
70%

Value	Value
Assets in Excess of Other Liabilities	7.1%
U.S. Treasury Obligations	0.4%
Corporate Bonds/Notes	32.1%
Sovereign Bonds	60.4%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/mutual-fund/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVIQX

Voya VACS Series EMHCD Fund

92919X104-SAR

Portfolio: VVIRX

Voya VACS Series SC Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya VACS Series SC Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Series	$4	0.08%

Fund Statistics

  Total Net Assets$186,351,164
  # of Portfolio Holdings243
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Freddie Mac STACR REMIC Trust - Class B1, 7.756%, 01/25/42	1.7%
Freddie Mac STACR REMIC Trust - Class B1, 9.106%, 02/25/42	1.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	1.5%
GAM Re-REMIC Trust - Class 1D, 11/29/50	1.5%
BMD2 Re-Remic Trust - Class 6B10, 2.357%, 05/25/52	1.2%
GAM Re-REMIC Trust - Class 1C, 11/29/50	1.1%
RFM Reremic Trust - Class AB60, 2.337%, 11/08/49	1.0%
Fannie Mae Connecticut Avenue Securities - Class 1B1, 9.906%, 01/25/43	1.0%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	1.0%
Sunrun Jupiter Issuer LLC - Class A, 4.750%, 07/30/57	1.0%

Investment Type Allocation

Collateralized Mortgage Obligations
37.4%
Commercial Mortgage-Backed Securities
32.9%
Asset-Backed Securities
21.7%
Assets in Excess of Other Liabilities
8.0%
0%
10%
20%
30%
40%

Value	Value
Assets in Excess of Other Liabilities	8.0%
Asset-Backed Securities	21.7%
Commercial Mortgage-Backed Securities	32.9%
Collateralized Mortgage Obligations	37.4%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/mutual-fund/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVIRX

Voya VACS Series SC Fund

92919X203-SAR

(b)            Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Investments.

(a)            Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)            Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

September 30, 2025

Classes A, I, R6 and W

Fixed-Income Fund

■	Voya Investment Grade Credit Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2025 (Unaudited)

ASSETS:
Investments in securities at fair value+*	$93,569,454
Short-term investments at fair value†	3,659,318
Cash	575,511
Cash collateral for futures contracts	356,356
Cash pledged for centrally cleared swaps (Note 2)	200,000
Receivables:
Investment securities sold	3,475,979
Fund shares sold	141,401
Dividends	5,705
Interest	1,014,884
Variation margin on futures contracts	7,245
Prepaid expenses	31,401
Reimbursement due from Investment Adviser	9,252
Other assets	7,315
Total assets	103,053,821

LIABILITIES:
Payable for investment securities purchased	3,789,259
Payable for fund shares redeemed	390,730
Payable upon receipt of securities loaned	3,659,318
Variation margin payable on centrally cleared swaps	115
Payable for investment management fees	38,741
Payable for distribution and shareholder service fees	196
Payable to trustees under the deferred compensation plan (Note 6)	7,315
Payable for trustee fees	222
Other accrued expenses and liabilities	60,536
Total liabilities	7,946,432
NET ASSETS	$95,107,389

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$136,735,720
Total distributable loss	(41,628,331)
NET ASSETS	$95,107,389

+ Including securities loaned at value	$3,547,730
* Cost of investments in securities	$91,622,597
† Cost of short-term investments	$3,659,318

See Accompanying Notes to Financial Statements

1

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2025 (Unaudited)(continued)

Class A
Net assets	$957,309
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	102,242
Net asset value and redemption price per share†	$9.36
Maximum offering price per share (2.50%)(1)	$9.60

Class I
Net assets	$93,236,456
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	9,943,163
Net asset value and redemption price per share	$9.38

Class R6
Net assets	$297,104
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	31,734
Net asset value and redemption price per share	$9.36

Class W
Net assets	$616,520
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	66,104
Net asset value and redemption price per share	$9.33

(1)	Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

2

STATEMENT OF OPERATIONS for the six months ended September 30, 2025 (Unaudited)

INVESTMENT INCOME:
Interest, net of foreign taxes withheld*	$2,342,958
Securities lending income, net	6,005
Other	250
Total investment income	2,349,213

EXPENSES:
Investment management fees	222,598
Distribution and shareholder service fees:
Class A	1,157
Transfer agent fees:
Class A	1,740
Class I	20,708
Class R6	8
Class W	1,149
Shareholder reporting expense	2,404
Registration fees	31,952
Professional fees	20,078
Custody and accounting expense	34,219
Trustee fees	1,110
Miscellaneous expense	7,109
Total expenses	344,232
Waived and reimbursed fees	(51,828)
Net expenses	292,404
Net investment income	2,056,809

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	469,684
Futures	(159,005)
Swaps	(54,870)
Net realized gain	255,809

Net change in unrealized appreciation (depreciation) on:
Investments	1,642,572
Futures	37,725
Swaps	(2,226)
Net change in unrealized appreciation (depreciation)	1,678,071
Net realized and unrealized gain	1,933,880
Increase in net assets resulting from operations	$3,990,689

* Foreign taxes withheld	$260

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025	Year Ended
	(Unaudited)	March 31, 2025
FROM OPERATIONS:
Net investment income	$2,056,809	$3,301,989
Net realized gain	255,809	870,354
Net change in unrealized appreciation (depreciation)	1,678,071	(500,704)
Increase in net assets resulting from operations	3,990,689	3,671,639

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(20,122)	(39,180)
Class I	(2,003,896)	(3,344,782)
Class R6	(7,151)	(16,661)
Class W	(14,062)	(44,360)
Total distributions	(2,045,231)	(3,444,983)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,550,662	32,402,401
Reinvestment of distributions	2,045,160	3,433,165
	16,595,822	35,835,566
Cost of shares redeemed	(7,386,491)	(12,477,101)
Net increase in net assets resulting from capital share transactions	9,209,331	23,358,465
Net increase in net assets	11,154,789	23,585,121

NET ASSETS:
Beginning of year or period	83,952,600	60,367,479
End of year or period	$95,107,389	$83,952,600

See Accompanying Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Class A
09-30-25+	9.17	0.20	•	0.19	0.39	0.20	—	—	0.20	—	9.36	4.31	1.34	0.90	0.90	4.37	957	278
03-31-25	9.14	0.41	•	0.05	0.46	0.43	—	—	0.43	—	9.17	5.11	1.40	0.90	0.90	4.46	907	469
03-31-24	9.18	0.40	•	(0.04)	0.36	0.40	—	—	0.40	—	9.14	4.14	1.28	0.91	0.91	4.43	907	432
03-31-23	10.18	0.31	•	(1.01)	(0.70)	0.30	—	—	0.30	—	9.18	(6.83)	0.98	0.90	0.90	3.32	890	269
03-31-22	11.04	0.20	•	(0.71)	(0.51)	0.22	0.12	0.01	0.35	—	10.18	(4.85)	1.06	0.90	0.90	1.84	934	259
03-31-21	10.60	0.22	•	1.02	1.24	0.24	0.56	—	0.80	—	11.04	11.53	1.03	0.90	0.90	1.90	1,329	349
Class I
09-30-25+	9.19	0.21	•	0.19	0.40	0.21	—	—	0.21	—	9.38	4.43	0.77	0.65	0.65	4.62	93,236	278
03-31-25	9.15	0.43	•	0.06	0.49	0.45	—	—	0.45	—	9.19	5.49	0.84	0.65	0.65	4.71	82,161	469
03-31-24	9.20	0.42	•	(0.04)	0.38	0.43	—	—	0.43	—	9.15	4.28	0.92	0.66	0.66	4.68	57,994	432
03-31-23	10.19	0.33	•	(1.00)	(0.67)	0.32	—	—	0.32	—	9.20	(6.48)	0.66	0.65	0.65	3.60	50,092	269
03-31-22	11.05	0.23	•	(0.72)	(0.49)	0.24	0.12	0.01	0.37	—	10.19	(4.60)	0.66	0.65	0.65	2.11	35,622	259
03-31-21	10.61	0.24	•	1.03	1.27	0.27	0.56	—	0.83	—	11.05	11.80	0.64	0.64	0.64	2.11	20,147	349
Class R6
09-30-25+	9.17	0.21	•	0.19	0.40	0.21	—	—	0.21	—	9.36	4.45	0.72	0.63	0.63	4.65	297	278
03-31-25	9.14	0.43	•	0.05	0.48	0.45	—	—	0.45	—	9.17	5.39	0.82	0.63	0.63	4.74	274	469
03-31-24	9.18	0.42	•	(0.03)	0.39	0.43	—	—	0.43	—	9.14	4.41	0.83	0.64	0.64	4.68	485	432
03-31-23	10.18	0.34	•	(1.02)	(0.68)	0.32	—	—	0.32	—	9.18	(6.58)	0.66	0.63	0.63	3.70	12,222	269
03-31-22	11.04	0.24	•	(0.72)	(0.48)	0.25	0.12	0.01	0.38	—	10.18	(4.59)	1.27	0.63	0.63	2.20	521	259
03-31-21	10.61	0.27	•	0.99	1.26	0.27	0.56	—	0.83	—	11.04	11.72	1.41	0.63	0.63	2.28	80	349
Class W
09-30-25+	9.14	0.21	•	0.19	0.40	0.21	—	—	0.21	—	9.33	4.45	1.09	0.65	0.65	4.62	617	278
03-31-25	9.10	0.43	•	0.06	0.49	0.45	—	—	0.45	—	9.14	5.49	1.15	0.65	0.65	4.72	611	469
03-31-24	9.17	0.42	•	(0.06)	0.36	0.43	—	—	0.43	—	9.10	4.06	1.03	0.66	0.66	4.66	980	432
03-31-23	10.16	0.34	•	(1.01)	(0.67)	0.32	—	—	0.32	—	9.17	(6.52)	0.73	0.65	0.65	3.70	51,301	269
03-31-22	11.02	0.23	•	(0.72)	(0.49)	0.24	0.12	0.01	0.37	—	10.16	(4.62)	0.81	0.65	0.65	2.10	386	259
03-31-21	10.59	0.25	•	1.01	1.26	0.27	0.56	—	0.83	—	11.02	11.72	0.78	0.65	0.65	2.16	327	349

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)

Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

5

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fourteen separately managed series. This report is for Voya Investment Grade Credit Fund (“Investment Grade Credit” or the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class I, Class R6 and Class W. The separate classes of shares differ principally in the type of shareholder permitted to invest in each class and in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/ losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination

6

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. Risk Exposures and the Use of Derivative Instruments. The Fund pursues its investment objectives by purchasing derivative instruments, including, but not limited to, futures contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Interest Rate Risk. A rise in market interest rates generally

7

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination.

8

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

The Fund’s master agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

D. Futures Contracts. The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2025, the Fund had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended September 30, 2025, the Fund had an average notional value of $18,867,143 and $17,062,190 on futures contracts purchased and sold, respectively. Please refer to the table within the Portfolio of Investments for open futures contracts at September 30, 2025.

E. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund distributes capital gains, if any, annually. The Fund declares dividends daily and pays dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

F. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

9

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

G. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

I. Swap Agreements. The Fund may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by the Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statement of Operations upon termination or maturity of the swap. The Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statement of Operations. Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may

10

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, the Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, the Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. The Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

The Fund may sell credit default swaps which expose the Fund to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

During the period ended September 30, 2025, the Fund had bought credit protection on credit default swap indices (“CDX”) with an average notional amount of $2,819,256 to hedge the credit risk associated with various sectors within the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Please refer to the table within the Portfolio of Investments for open credit default swaps to buy protection at September 30, 2025.

At September 30, 2025, the Fund had pledged $200,000 for open centrally cleared credit default swaps.

11

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended September 30, 2025, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

Purchases	Sales
$126,369,425	$111,485,007

U.S. government securities not included above were as follows:

Purchases	Sales
$125,533,093	$130,594,875

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A shares of the Fund have a plan (the “Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class A shares (“Distribution and/ or Service Fees”). Pursuant to the Plan, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class A shares of the Fund pay the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the period ended September 30, 2025, the Distributor retained the following amounts in sales charges:

Class A
Initial Sales Charges:	$9
Contingent Deferred Sales Charges:	$—

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2025, there were no direct or indirect, wholly-owned subsidiaries of Voya Financial Inc. or affiliated investment companies that owned more than 5% of the Fund.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2025, the

12

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Fund did not pay any amounts for affiliated recordkeeping services.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund's Board members who are not "interested persons," as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Class A	Class I	Class R6	Class W
0.90%	0.65%	0.63%	0.65%

The Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of September 30, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:

September 30,
2026	2027	2028	Total
$48,075	$205,539	$88,040	$341,654

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of September 30, 2025, are as follows:

	September 30,
	2026	2027	2028	Total
Class A	$1,297	$1,921	$3,106	$6,324
Class I	25,650	21,024	12,250	58,924
Class R6	2,269	10	15	2,294
Class W	84,401	1,325	2,569	88,295

The Expense Limitation Agreement is contractual through August 1, 2026 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

The Fund did not utilize the line of credit during the period ended September 30, 2025.

13

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
9/30/2025	4,328	—	2,184	(3,199)	—	3,313	39,573	—	20,113	(29,306)	—	30,380
3/31/2025	32,818	—	4,214	(37,393)	—	(361)	303,876	—	38,635	(340,980)	—	1,531
Class I
9/30/2025	1,569,439	—	217,228	(788,636)	—	998,031	14,405,658	—	2,003,896	(7,239,228)	—	9,170,326
3/31/2025	3,471,859	—	362,809	(1,226,994)	—	2,607,674	31,838,188	—	3,334,372	(11,229,058)	—	23,943,502
Class R6
9/30/2025	11,516	—	770	(10,429)	—	1,857	105,239	—	7,089	(96,907)	—	15,421
3/31/2025	18,575	—	1,723	(43,536)	—	(23,238)	169,951	—	15,800	(399,394)	—	(213,643)
Class W
9/30/2025	21	—	1,533	(2,292)	—	(738)	192	—	14,062	(21,050)	—	(6,796)
3/31/2025	9,790	—	4,857	(55,517)	—	(40,870)	90,386	—	44,358	(507,669)	—	(372,925)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Fund at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2025:

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Int'l Ltd.	$1,759	$(1,759)	$—
Citigroup Global Markets Inc.	475,250	(475,250)	—
Daiwa Capital Markets America Inc.	267,291	(267,291)	—
Deutsche Bank Securities Inc.	1,038,433	(1,038,433)	—
Goldman, Sachs & Co. LLC	206,354	(206,354)	—
HSBC Securities (USA) Inc.	98,509	(98,509)	—
J.P. Morgan Securities LLC	180,054	(180,054)	—
Jefferies LLC	235,068	(235,068)	—
Morgan Stanley & Co. LLC	378,994	(378,994)	—

14

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Raymond James & Associates, Inc.	$98,679	$(98,679)	$—
Scotia Capital (USA) INC	116,131	(116,131)	—
Truist Securities INC	338,646	(338,646)	—

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
US Bancorp Investments	$112,562	$(112,562)	$—
Total	$3,547,730	$(3,547,730)	$—

(1)	Cash collateral with a fair value of $3,659,318 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts, paydowns, straddle loss deferrals and wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended	Year Ended
March 31, 2025	March 31, 2024
Ordinary	Ordinary
Income	Income
$3,444,983	$4,359,061

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of March 31, 2025 were:

Undistributed	Unrealized			Total
Ordinary	Appreciation/	Capital Loss Carryforwards		Distributable
Income	(Depreciation)	Amount	Character	Earnings/(Loss)
$1,734	$(863,276)	$(11,935,341)	Short-term	$(43,573,789)
		(30,776,906)	Long-term
$(42,712,247)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of September 30, 2025, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on

15

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

 NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Fund has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Fund holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Fund's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to September 30, 2025, the Fund declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
Class A	$0.0342	November 3, 2025	Daily
Class I	$0.0363	November 3, 2025	Daily
Class R6	$0.0363	November 3, 2025	Daily
Class W	$0.0360	November 3, 2025	Daily

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

16

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 95.1%
	Basic Materials: 2.5%
79,000	BHP Billiton Finance USA Ltd., 4.900%, 02/28/2033	$80,783	0.1
230,000	BHP Billiton Finance USA Ltd., 5.000%, 02/21/2030	237,187	0.2
148,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2033	154,190	0.2
230,000	BHP Billiton Finance USA Ltd., 5.300%, 02/21/2035	239,460	0.2
235,000	BHP Billiton Finance USA Ltd., 5.750%, 09/05/2055	244,432	0.3
78,000	Dow Chemical Co., 4.375%, 11/15/2042	63,631	0.1
136,000	Dow Chemical Co., 5.600%, 02/15/2054	123,229	0.1
115,000 (1)	Dow Chemical Co., 5.650%, 03/15/2036	115,624	0.1
89,000 (1)	Dow Chemical Co., 6.900%, 05/15/2053	95,162	0.1
90,000	Ecolab, Inc., 5.000%, 09/01/2035	91,836	0.1
158,000	Nucor Corp., 5.100%, 06/01/2035	160,730	0.2
237,000	Nutrien Ltd., 2.950%, 05/13/2030	223,449	0.2
39,000	Nutrien Ltd., 4.900%, 03/27/2028	39,699	0.0
155,000	Rio Tinto Finance USA PLC, 5.250%, 03/14/2035	159,790	0.2
161,000	Rio Tinto Finance USA PLC, 5.750%, 03/14/2055	165,812	0.2
142,000	Sherwin-Williams Co., 4.800%, 09/01/2031	145,079	0.2
		2,340,093	2.5

	Communications: 8.3%
195,000	Alphabet, Inc., 5.250%, 05/15/2055	195,570	0.2
144,000	AT&T, Inc., 3.500%, 06/01/2041	115,176	0.1
615,000	AT&T, Inc., 3.550%, 09/15/2055	424,141	0.4
135,000	AT&T, Inc., 3.650%, 09/15/2059	92,375	0.1
107,000	AT&T, Inc., 3.800%, 12/01/2057	76,361	0.1
150,000	AT&T, Inc., 4.550%, 11/01/2032	149,379	0.2
295,000	AT&T, Inc., 4.900%, 11/01/2035	292,812	0.3
237,000 (1)(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	205,050	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
214,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	$145,043	0.1
204,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	161,679	0.2
184,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.250%, 04/01/2053	153,852	0.2
56,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.850%, 12/01/2035	56,556	0.1
265,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.700%, 12/01/2055	268,340	0.3
124,000	Cisco Systems, Inc., 4.950%, 02/26/2031	128,389	0.1
89,000	Cisco Systems, Inc., 5.350%, 02/26/2064	87,451	0.1
120,000	Cisco Systems, Inc., 5.500%, 02/24/2055	122,206	0.1
109,000	Comcast Corp., 3.200%, 07/15/2036	93,012	0.1
109,000	Comcast Corp., 3.250%, 11/01/2039	87,082	0.1
87,000	Comcast Corp., 5.500%, 05/15/2064	82,059	0.1
93,000	Comcast Corp., 5.650%, 06/01/2054	91,335	0.1
142,000	Comcast Corp., 6.050%, 05/15/2055	146,854	0.2
128,000	Meta Platforms, Inc., 5.400%, 08/15/2054	126,562	0.1
114,000	Meta Platforms, Inc., 5.550%, 08/15/2064	113,252	0.1
109,000 (1)	Motorola Solutions, Inc., 4.850%, 08/15/2030	111,123	0.1
168,000	Motorola Solutions, Inc., 5.550%, 08/15/2035	175,112	0.2
151,000 (2)	Netflix, Inc., 4.875%, 06/15/2030	155,250	0.2
210,000 (2)	NTT Finance Corp., 4.876%, 07/16/2030	213,441	0.2
363,000 (2)	NTT Finance Corp., 5.171%, 07/16/2032	371,878	0.4

See Accompanying Notes to Financial Statements

17

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
134,000	Paramount Global, 3.700%, 06/01/2028	$131,134	0.1
75,000	Paramount Global, 5.250%, 04/01/2044	61,897	0.1
202,000 (2)	SoftBank Corp., 4.699%, 07/09/2030	203,723	0.2
469,000 (2)	SoftBank Corp., 5.332%, 07/09/2035	473,312	0.5
244,000	Sprint Capital Corp., 6.875%, 11/15/2028	262,506	0.3
259,000	Sprint Capital Corp., 8.750%, 03/15/2032	315,616	0.3
63,000	Time Warner Cable LLC, 5.875%, 11/15/2040	60,249	0.1
155,000	T-Mobile USA, Inc., 2.875%, 02/15/2031	142,949	0.1
56,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	54,384	0.1
58,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	55,186	0.1
142,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	139,285	0.1
99,000	T-Mobile USA, Inc., 5.125%, 05/15/2032	101,914	0.1
54,000	T-Mobile USA, Inc., 5.250%, 06/15/2055	50,310	0.0
72,000	T-Mobile USA, Inc., 5.750%, 01/15/2054	72,048	0.1
311,000	T-Mobile USA, Inc., 6.700%, 12/15/2033	347,921	0.4
80,000	Uber Technologies, Inc., 4.150%, 01/15/2031	79,319	0.1
115,000	Uber Technologies, Inc., 4.300%, 01/15/2030	115,418	0.1
408,000	Uber Technologies, Inc., 4.800%, 09/15/2035	404,554	0.4
168,000	Verizon Communications, Inc., 2.355%, 03/15/2032	147,374	0.2
38,000	Verizon Communications, Inc., 2.550%, 03/21/2031	34,559	0.0
114,000	Verizon Communications, Inc., 3.875%, 03/01/2052	87,572	0.1
104,000	Verizon Communications, Inc., 6.550%, 09/15/2043	116,189	0.1
		7,898,759	8.3

	Consumer, Cyclical: 7.3%
231,514	American Airlines Pass Through Trust 2015-2, AA, 3.600%, 03/22/2029	227,089	0.2
321,103	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	311,300	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
22,735	American Airlines Pass Through Trust 2016-3, AA, 3.000%, 04/15/2030	$21,887	0.0
60,251	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	58,190	0.1
160,000	Delta Air Lines, Inc., 5.250%, 07/10/2030	163,288	0.2
165,000	Ferguson Enterprises, Inc., 4.350%, 03/15/2031	163,991	0.2
200,000	Ford Motor Credit Co. LLC, 4.000%, 11/13/2030	186,622	0.2
200,000	Ford Motor Credit Co. LLC, 5.730%, 09/05/2030	201,731	0.2
55,000	General Motors Co., 6.250%, 10/02/2043	55,961	0.1
142,000	General Motors Financial Co., Inc., 2.350%, 01/08/2031	125,852	0.1
151,000 (1)	General Motors Financial Co., Inc., 5.900%, 01/07/2035	155,874	0.2
48,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	50,480	0.1
68,000	Home Depot, Inc., 3.300%, 04/15/2040	55,752	0.1
31,000	Home Depot, Inc., 3.625%, 04/15/2052	23,244	0.0
175,000	Home Depot, Inc., 4.650%, 09/15/2035	173,337	0.2
28,000 (1)	Home Depot, Inc., 4.950%, 09/15/2052	26,153	0.0
47,000	Home Depot, Inc., 5.300%, 06/25/2054	46,032	0.1
209,000	Honda Motor Co. Ltd., 4.688%, 07/08/2030	210,918	0.2
316,000	Honda Motor Co. Ltd., 5.337%, 07/08/2035	322,115	0.3
115,000 (2)	Hyundai Capital America, 4.500%, 09/18/2030	114,503	0.1
121,000 (2)	Hyundai Capital America, 5.150%, 03/27/2030	123,563	0.1
175,000 (1)(2)	Hyundai Capital America, 5.400%, 03/29/2032	180,010	0.2
101,000 (2)	Hyundai Capital America, 5.680%, 06/26/2028	104,303	0.1
159,000 (2)	Hyundai Capital America, 6.100%, 09/21/2028	166,355	0.2

See Accompanying Notes to Financial Statements

18

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
63,000	Lowe's Cos., Inc., 2.800%, 09/15/2041	$45,644	0.1
95,000	Lowe's Cos., Inc., 4.250%, 03/15/2031	94,413	0.1
37,000	Lowe's Cos., Inc., 4.250%, 04/01/2052	29,898	0.0
144,000	Lowe's Cos., Inc., 4.450%, 04/01/2062	115,088	0.1
255,000	Lowe's Cos., Inc., 4.500%, 10/15/2032	253,012	0.3
40,000	Lowe's Cos., Inc., 4.650%, 04/15/2042	36,861	0.0
63,000	Lowe's Cos., Inc., 5.800%, 09/15/2062	63,218	0.1
27,000	Lowe's Cos., Inc., 5.850%, 04/01/2063	27,275	0.0
235,000 (1)	Marriott International, Inc., 4.500%, 10/15/2031	234,059	0.2
245,000	Marriott International, Inc., 5.250%, 10/15/2035	247,298	0.3
182,000	MDC Holdings, Inc., 2.500%, 01/15/2031	160,683	0.2
72,000	O'Reilly Automotive, Inc., 5.000%, 08/19/2034	72,701	0.1
130,000	Royal Caribbean Cruises Ltd., 5.375%, 01/15/2036	130,644	0.1
168,000 (2)	Royal Caribbean Cruises Ltd., 5.500%, 04/01/2028	171,304	0.2
28,000 (2)	Royal Caribbean Cruises Ltd., 5.625%, 09/30/2031	28,571	0.0
75,000 (2)	Royal Caribbean Cruises Ltd., 6.000%, 02/01/2033	76,941	0.1
189,000 (2)	Royal Caribbean Cruises Ltd., 6.250%, 03/15/2032	195,179	0.2
165,000	Toll Brothers Finance Corp., 5.600%, 06/15/2035	169,171	0.2
112,000	Toyota Motor Corp., 5.053%, 06/30/2035	114,711	0.1
169,000	Toyota Motor Credit Corp., 4.800%, 05/15/2030	173,170	0.2
106,000	Toyota Motor Credit Corp., 5.550%, 11/20/2030	112,258	0.1
110,000	Toyota Motor Credit Corp., MTN, 4.600%, 10/10/2031	111,550	0.1
33,559	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	34,520	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
69,065	United Airlines Pass Through Trust 20-1, B, 4.875%, 07/15/2027	$69,076	0.1
76,036	United Airlines Pass Through Trust 2014-1, A, 4.000%, 10/11/2027	75,895	0.1
121,571	United Airlines Pass Through Trust 2014-2, A, 3.750%, 03/03/2028	120,579	0.1
42,406	United Airlines Pass Through Trust 2016-2, AA, 2.875%, 04/07/2030	40,449	0.0
160,697	United Airlines Pass Through Trust 2018-1, AA, 3.500%, 09/01/2031	154,454	0.2
60,000	Walmart, Inc., 2.500%, 09/22/2041	43,500	0.0
478,000	Walmart, Inc., 4.900%, 04/28/2035	492,008	0.5
		6,962,680	7.3

	Consumer, Non-cyclical: 15.9%
125,000	AbbVie, Inc., 3.200%, 11/21/2029	120,629	0.1
82,000	AbbVie, Inc., 4.050%, 11/21/2039	73,425	0.1
126,000	AbbVie, Inc., 4.875%, 03/15/2030	129,743	0.1
100,000	AbbVie, Inc., 5.050%, 03/15/2034	102,937	0.1
61,000	AbbVie, Inc., 5.350%, 03/15/2044	61,368	0.1
97,000	AbbVie, Inc., 5.500%, 03/15/2064	97,026	0.1
173,000	AbbVie, Inc., 5.600%, 03/15/2055	177,139	0.2
76,000	Altria Group, Inc., 6.200%, 11/01/2028	80,327	0.1
47,000	Amgen, Inc., 2.450%, 02/21/2030	43,548	0.0
110,000	Amgen, Inc., 3.150%, 02/21/2040	86,628	0.1
56,000	Amgen, Inc., 5.250%, 03/02/2030	58,062	0.1
171,000	Amgen, Inc., 5.250%, 03/02/2033	177,181	0.2
193,000	Amgen, Inc., 5.750%, 03/02/2063	192,689	0.2
165,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	162,987	0.2
344,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	322,511	0.3
44,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	41,743	0.0

See Accompanying Notes to Financial Statements

19

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
126,000	Anheuser-Busch InBev Worldwide, Inc., 4.950%, 01/15/2042	$121,192	0.1
83,000	BAT Capital Corp., 3.984%, 09/25/2050	62,106	0.1
175,000	BAT Capital Corp., 4.625%, 03/22/2033	173,255	0.2
65,000	BAT Capital Corp., 5.350%, 08/15/2032	67,236	0.1
126,000	BAT Capital Corp., 7.079%, 08/02/2043	142,691	0.1
83,000	Bristol-Myers Squibb Co., 6.400%, 11/15/2063	91,713	0.1
31,000	Bunge Ltd. Finance Corp., 4.200%, 09/17/2029	30,909	0.0
225,000	Bunge Ltd. Finance Corp., 4.650%, 09/17/2034	220,718	0.2
160,000	Bunge Ltd. Finance Corp., 5.150%, 08/04/2035	161,950	0.2
115,000 (1)	Cardinal Health, Inc., 4.500%, 09/15/2030	115,394	0.1
81,000	Cardinal Health, Inc., 5.000%, 11/15/2029	83,086	0.1
131,000	Cardinal Health, Inc., 5.125%, 02/15/2029	134,792	0.1
115,000	Cardinal Health, Inc., 5.150%, 09/15/2035	115,730	0.1
79,000	Cardinal Health, Inc., 5.750%, 11/15/2054	79,287	0.1
122,000	Centene Corp., 2.500%, 03/01/2031	105,169	0.1
458,000	Centene Corp., 3.000%, 10/15/2030	409,526	0.4
143,000	Cigna Group, 4.800%, 08/15/2038	136,521	0.1
115,000	Cigna Group, 5.250%, 01/15/2036	116,511	0.1
60,000	Cigna Group, 5.600%, 02/15/2054	59,043	0.1
41,000	CVS Health Corp., 1.750%, 08/21/2030	36,001	0.0
95,000	CVS Health Corp., 5.050%, 03/25/2048	84,600	0.1
63,000	CVS Health Corp., 5.125%, 02/21/2030	64,595	0.1
109,000	CVS Health Corp., 6.200%, 09/15/2055	112,263	0.1
160,000	CVS Health Corp., 6.250%, 09/15/2065	162,858	0.2
64,000	Elevance Health, Inc., 2.875%, 09/15/2029	60,851	0.1
165,000	Elevance Health, Inc., 4.600%, 09/15/2032	164,046	0.2
108,000	Elevance Health, Inc., 5.850%, 11/01/2064	107,574	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
140,000	Eli Lilly & Co., 4.750%, 02/12/2030	$143,669	0.1
180,000	Eli Lilly & Co., 4.900%, 10/15/2035	182,414	0.2
90,000	Eli Lilly & Co., 5.000%, 02/09/2054	85,217	0.1
125,000	Eli Lilly & Co., 5.050%, 08/14/2054	119,342	0.1
65,000	Eli Lilly & Co., 5.550%, 03/15/2037	69,739	0.1
180,000	Eli Lilly & Co., 5.550%, 10/15/2055	185,312	0.2
190,000	Eli Lilly & Co., 5.650%, 10/15/2065	196,340	0.2
353,000 (2)	EMD Finance LLC, 5.000%, 10/15/2035	353,258	0.4
196,000	Equifax, Inc., 5.100%, 06/01/2028	200,425	0.2
227,000	GE HealthCare Technologies, Inc., 4.800%, 01/15/2031	230,805	0.2
69,000	Gilead Sciences, Inc., 4.600%, 09/01/2035	68,257	0.1
134,000	Gilead Sciences, Inc., 4.800%, 11/15/2029	137,571	0.1
57,000	Gilead Sciences, Inc., 5.600%, 11/15/2064	57,738	0.1
44,000	HCA, Inc., 2.375%, 07/15/2031	39,045	0.0
40,000	HCA, Inc., 3.500%, 09/01/2030	38,219	0.0
90,000	HCA, Inc., 4.125%, 06/15/2029	89,244	0.1
95,000	HCA, Inc., 5.125%, 06/15/2039	91,583	0.1
70,000	HCA, Inc., 5.500%, 03/01/2032	72,960	0.1
128,000	HCA, Inc., 5.750%, 03/01/2035	133,883	0.1
76,000	HCA, Inc., 6.000%, 04/01/2054	76,200	0.1
240,000	HCA, Inc., 6.200%, 03/01/2055	247,916	0.3
200,000 (2)	Imperial Brands Finance PLC, 6.375%, 07/01/2055	207,878	0.2
81,000	Johnson & Johnson, 3.625%, 03/03/2037	73,605	0.1
50,000	Johnson & Johnson, 5.850%, 07/15/2038	55,350	0.1
89,000	Kroger Co., 5.000%, 09/15/2034	89,803	0.1
306,000	Kroger Co., 5.500%, 09/15/2054	298,503	0.3
149,000	Kroger Co., 5.650%, 09/15/2064	145,452	0.1
154,000	Laboratory Corp. of America Holdings, 4.350%, 04/01/2030	154,083	0.2

See Accompanying Notes to Financial Statements

20

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
56,000 (2)	Mars, Inc., 2.375%,07/16/2040	$40,323	0.0
53,000 (2)	Mars, Inc., 4.800%,03/01/2030	54,015	0.1
152,000 (2)	Mars, Inc., 5.000%, 03/01/2032	155,571	0.2
256,000 (2)	Mars, Inc., 5.200%, 03/01/2035	261,800	0.3
55,000 (2)	Mars, Inc., 5.650%, 05/01/2045	55,830	0.1
245,000 (2)	Mars, Inc., 5.700%, 05/01/2055	248,348	0.3
223,000 (2)	Mars, Inc., 5.800%, 05/01/2065	227,608	0.2
81,000	McKesson Corp., 4.950%, 05/30/2032	82,970	0.1
391,000	McKesson Corp., 5.250%, 05/30/2035	402,900	0.4
164,000	PepsiCo, Inc., 4.650%, 07/23/2032	166,534	0.2
255,000	PepsiCo, Inc., 5.000%, 07/23/2035	259,854	0.3
117,000	Pfizer Investment Enterprises Pte Ltd., 5.110%, 05/19/2043	113,451	0.1
189,000	Pfizer Investment Enterprises Pte Ltd., 5.340%, 05/19/2063	179,530	0.2
97,000	Philip Morris International, Inc., 4.375%, 04/30/2030	97,480	0.1
104,000	Philip Morris International, Inc., 4.750%, 11/01/2031	105,844	0.1
179,000 (1)	Philip Morris International, Inc., 4.875%, 04/30/2035	179,195	0.2
425,000	Philip Morris International, Inc., 5.250%, 02/13/2034	439,021	0.5
79,000	Quanta Services, Inc., 4.500%, 01/15/2031	78,990	0.1
169,000	Quanta Services, Inc., 5.100%, 08/09/2035	169,531	0.2
200,000 (2)	Rentokil Terminix Funding LLC, 5.625%, 04/28/2035	206,442	0.2
48,000	Reynolds American, Inc., 5.850%, 08/15/2045	47,594	0.0
139,000	Rollins, Inc., 5.250%, 02/24/2035	141,546	0.1
127,000	Royalty Pharma PLC, 1.750%, 09/02/2027	121,375	0.1
65,000	Royalty Pharma PLC, 2.200%, 09/02/2030	58,372	0.1
115,000	Royalty Pharma PLC, 5.200%, 09/25/2035	114,947	0.1
159,000	Smith & Nephew PLC, 2.032%, 10/14/2030	142,185	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
54,000	Solventum Corp., 5.400%, 03/01/2029	$55,739	0.1
141,000 (1)	Solventum Corp., 5.900%, 04/30/2054	144,948	0.1
200,000	Takeda US Financing, Inc., 5.200%, 07/07/2035	203,370	0.2
208,000	Takeda US Financing, Inc., 5.900%, 07/07/2055	214,446	0.2
89,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	66,354	0.1
56,000	UnitedHealth Group, Inc., 2.875%, 08/15/2029	53,497	0.0
71,000	UnitedHealth Group, Inc., 4.400%, 06/15/2028	71,707	0.1
56,000	UnitedHealth Group, Inc., 4.650%, 01/15/2031	56,773	0.1
120,000	UnitedHealth Group, Inc., 4.800%, 01/15/2030	122,624	0.1
71,000	UnitedHealth Group, Inc., 5.200%, 04/15/2063	65,062	0.1
123,000	UnitedHealth Group, Inc., 5.375%, 04/15/2054	118,210	0.1
65,000	UnitedHealth Group, Inc., 5.500%, 04/15/2064	62,355	0.1
349,000	UnitedHealth Group, Inc., 5.625%, 07/15/2054	347,356	0.4
83,000	Verisk Analytics, Inc., 4.500%, 08/15/2030	83,285	0.1
83,000 (1)	Verisk Analytics, Inc., 5.125%, 02/15/2036	83,817	0.1
79,000	Zimmer Biomet Holdings, Inc., 5.050%, 02/19/2030	81,265	0.1
71,000	Zimmer Biomet Holdings, Inc., 5.350%, 12/01/2028	73,554	0.1
118,000	Zoetis, Inc., 5.000%, 08/17/2035	119,223	0.1
		15,166,212	15.9

	Energy: 6.5%
73,000	BP Capital Markets America, Inc., 3.000%, 02/24/2050	48,335	0.1
111,000 (3)	BP Capital Markets PLC, 6.125%, 12/31/2199	115,111	0.1
109,000 (2)	Cameron LNG LLC, 2.902%, 07/15/2031	99,604	0.1

See Accompanying Notes to Financial Statements

21

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
78,000 (2)	Cheniere Energy Partners L.P., 5.550%,10/30/2035	$79,737	0.1
143,000	Chevron USA, Inc., 4.500%, 10/15/2032	144,243	0.2
178,000	Chevron USA, Inc., 4.850%, 10/15/2035	180,208	0.2
71,000	Energy Transfer L.P., 5.700%, 04/01/2035	73,353	0.1
73,000	Energy Transfer L.P., 5.950%, 10/01/2043	72,313	0.1
139,000	Energy Transfer L.P., 6.000%,06/15/2048	137,074	0.1
175,000	Energy Transfer L.P., 6.050%, 09/01/2054	171,945	0.2
65,000 (3)	Energy Transfer L.P. H, 6.500%, 12/31/2199	65,475	0.1
124,000	Enterprise Products Operating LLC, 3.950%, 01/31/2060	92,580	0.1
85,000	Enterprise Products Operating LLC, 4.300%, 06/20/2028	85,677	0.1
132,000	Enterprise Products Operating LLC, 4.600%, 01/15/2031	133,447	0.1
40,000 (1)	Enterprise Products Operating LLC, 4.850%, 01/31/2034	40,363	0.0
70,000	Enterprise Products Operating LLC, 4.950%, 02/15/2035	70,614	0.1
113,000	Enterprise Products Operating LLC, 5.200%, 01/15/2036	114,901	0.1
48,000	Enterprise Products Operating LLC, 5.550%, 02/16/2055	47,480	0.1
557,000	EOG Resources, Inc., 5.350%, 01/15/2036	572,125	0.6
142,000	Exxon Mobil Corp., 4.227%, 03/19/2040	130,066	0.1
195,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	199,069	0.2
85,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	72,582	0.1
144,000	Marathon Petroleum Corp., 5.700%, 03/01/2035	148,727	0.2
105,000	MPLX L.P., 2.650%, 08/15/2030	96,441	0.1
136,000	MPLX L.P., 4.800%, 02/15/2031	136,873	0.1
137,000	MPLX L.P., 5.400%, 09/15/2035	137,362	0.1
55,000	MPLX L.P., 5.500%, 06/01/2034	56,084	0.1
194,000	ONEOK, Inc., 5.700%, 11/01/2054	183,275	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
366,000	ONEOK, Inc., 6.250%, 10/15/2055	$371,932	0.4
155,000	Plains All American Pipeline L.P. / PAA Finance Corp., 5.600%, 01/15/2036	157,028	0.2
88,000	Targa Resources Corp., 4.900%, 09/15/2030	89,427	0.1
57,000	Targa Resources Corp., 5.500%, 02/15/2035	58,036	0.1
110,000	Targa Resources Corp., 6.125%, 05/15/2055	110,695	0.1
211,000	Targa Resources Corp., 6.250%, 07/01/2052	215,409	0.2
38,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	38,120	0.0
98,000	TotalEnergies Capital SA, 5.638%, 04/05/2064	97,735	0.1
74,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	70,601	0.1
176,000	Valero Energy Corp.,5.150%, 02/15/2030	181,263	0.2
194,000	Viper Energy Partners LLC, 4.900%, 08/01/2030	195,600	0.2
228,000	Viper Energy Partners LLC, 5.700%, 08/01/2035	231,955	0.2
136,000	Williams Cos., Inc., 4.625%, 06/30/2030	137,225	0.1
87,000	Williams Cos., Inc., 5.100%, 09/15/2045	80,612	0.1
136,000	Williams Cos., Inc.,5.300%, 09/30/2035	138,075	0.1
312,000	Woodside Finance Ltd., 5.400%, 05/19/2030	320,468	0.3
170,000	Woodside Finance Ltd., 6.000%, 05/19/2035	177,542	0.2
		6,176,787	6.5

	Financial: 29.1%
140,000	Alleghany Corp., 3.250%, 08/15/2051	97,510	0.1
75,000	Alleghany Corp., 4.900%, 09/15/2044	70,531	0.1
139,000 (3)	American Express Co., 4.351%, 07/20/2029	139,841	0.1
19,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	17,801	0.0
23,000	American Homes 4 Rent L.P., 4.250%, 02/15/2028	22,949	0.0
108,000	American Homes 4 Rent L.P., 4.950%, 06/15/2030	110,013	0.1

See Accompanying Notes to Financial Statements

22

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
200,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	$206,543	0.2
46,000	American Homes 4 Rent L.P., 5.500%, 07/15/2034	47,498	0.1
103,000	American International Group, Inc., 3.400%, 06/30/2030	98,751	0.1
218,000	American International Group, Inc., 5.450%, 05/07/2035	227,235	0.2
117,000	American Tower Corp., 5.350%, 03/15/2035	120,246	0.1
564,000	Assurant, Inc., 5.550%, 02/15/2036	571,959	0.6
277,000 (2)	Aviation Capital Group LLC, 4.800%, 10/24/2030	276,865	0.3
200,000	Banco Santander SA, 2.749%, 12/03/2030	181,602	0.2
200,000	Banco Santander SA, 5.439%, 07/15/2031	210,058	0.2
400,000 (3)	Banco Santander SA, 9.625%, 12/31/2199	483,009	0.5
161,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	142,859	0.2
177,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	164,075	0.2
350,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	318,924	0.3
235,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	231,455	0.2
107,000 (3)	Bank of America Corp., 4.571%, 04/27/2033	107,017	0.1
83,000 (1)(3)	Bank of America Corp., 5.464%, 05/09/2036	86,575	0.1
115,000 (3)	Bank of America Corp., 5.511%, 01/24/2036	120,261	0.1
170,000 (3)	Bank of America Corp., 5.518%, 10/25/2035	174,199	0.2
227,000 (3)	Bank of America Corp., 5.744%, 02/12/2036	235,933	0.3
141,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	151,149	0.2
13,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	12,316	0.0
17,000 (3)	Bank of America Corp., MTN, 2.496%, 02/13/2031	15,738	0.0
23,000 (3)	Bank of America Corp., MTN, 2.676%, 06/19/2041	16,959	0.0
86,000 (3)	Bank of America Corp., MTN, 2.884%, 10/22/2030	81,651	0.1
304,000 (3)	Bank of America Corp., MTN, 2.972%, 02/04/2033	276,925	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
34,000 (3)	Bank of America Corp., MTN, 3.194%, 07/23/2030	$32,759	0.0
175,000 (3)	Bank of Montreal, 4.350%, 09/22/2031	174,216	0.2
1,024,000 (3)	Bank of New York Mellon Corp., 5.316%, 06/06/2036	1,059,935	1.1
416,000 (3)	Bank of Nova Scotia, 6.875%, 10/27/2085	415,800	0.4
172,000	BlackRock Funding, Inc., 5.250%, 03/14/2054	167,912	0.2
295,000 (2)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	253,525	0.3
381,000 (1)	Broadstone Net Lease LLC, 5.000%, 11/01/2032	378,892	0.4
191,000	Brown & Brown, Inc., 4.900%, 06/23/2030	193,718	0.2
200,000 (2)(3)	CaixaBank SA, 5.581%, 07/03/2036	204,961	0.2
81,000 (3)	Capital One Financial Corp., 5.197%, 09/11/2036	80,140	0.1
195,000	Carlyle Secured 5.75 2/31, 5.750%, 02/15/2031	193,996	0.2
709,000	Chubb INA Holdings LLC, 4.900%, 08/15/2035	713,486	0.8
138,000 (2)	Citadel L.P., 6.000%, 01/23/2030	143,498	0.2
394,000 (2)	Citadel L.P., 6.375%, 01/23/2032	417,258	0.4
200,000 (2)(3)	Commonwealth Bank of Australia, 5.929%, 03/14/2046	207,614	0.2
218,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	208,298	0.2
57,000	Corebridge Financial, Inc., 5.750%, 01/15/2034	59,997	0.1
488,000	Corebridge Financial, Inc., 6.050%, 09/15/2033	521,144	0.6
200,000 (2)(3)	Danske Bank A/S, 4.613%, 10/02/2030	201,153	0.2
150,000 (3)	Deutsche Bank AG/ New York NY, 4.950%, 08/04/2031	151,451	0.2
150,000 (3)	Deutsche Bank AG/ New York NY, 5.297%, 05/09/2031	153,686	0.2
180,000 (3)	Deutsche Bank AG/ New York NY, 7.079%, 02/10/2034	197,921	0.2

See Accompanying Notes to Financial Statements

23

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
200,000 (2)	EQT AB, 5.850%, 05/08/2035	$206,792	0.2
358,000 (2)	Equitable Holdings, Inc., 4.572%, 02/15/2029	359,785	0.4
326,000 (3)	First Citizens BancShares, Inc., 6.254%, 03/12/2040	330,581	0.3
314,000	First Industrial L.P., 5.250%, 01/15/2031	322,257	0.3
393,000	GLP Capital L.P. / GLP Financing II, Inc., 5.750%, 11/01/2037	390,572	0.4
73,000	Goldman Sachs Capital I, 6.345%, 02/15/2034	78,026	0.1
144,000 (3)	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	145,027	0.2
25,000 (3)	Goldman Sachs Group, Inc., 5.049%, 07/23/2030	25,631	0.0
224,000 (3)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	230,676	0.2
55,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	57,556	0.1
198,000 (3)	Goldman Sachs Group, Inc., 5.734%, 01/28/2056	205,428	0.2
12,000	Goldman Sachs Group, Inc., 6.250%, 02/01/2041	13,189	0.0
45,000	Hartford Financial Services Group, Inc., 2.800%, 08/19/2029	42,604	0.0
77,000	Hartford Financial Services Group, Inc., 2.900%, 09/15/2051	50,042	0.1
203,000 (2)(3)	Hartford Financial Services Group, Inc. ICON, 6.598%, (TSFR3M + 2.387%), 02/12/2067	190,058	0.2
152,000	Horace Mann Educators Corp., 4.700%, 10/01/2030	150,575	0.2
200,000 (3)	HSBC Holdings PLC, 5.741%, 09/10/2036	204,207	0.2
205,000 (3)	Huntington Bancshares, Inc., 6.141%, 11/18/2039	213,418	0.2
87,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	75,232	0.1
304,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	287,090	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
86,000	Invitation Homes Operating Partnership L.P., 5.500%, 08/15/2033	$89,429	0.1
39,000 (3)	JPMorgan Chase & Co., 2.739%, 10/15/2030 36,840	36,840	0.0
92,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	90,798	0.1
322,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	324,744	0.3
91,000 (3)	JPMorgan Chase & Co., 4.603%, 10/22/2030	92,090	0.1
90,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	92,340	0.1
100,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	102,462	0.1
51,000 (3)	JPMorgan Chase & Co., 5.140%, 01/24/2031	52,684	0.1
425,000 (1)(3)	JPMorgan Chase & Co., 5.572%, 04/22/2036	448,188	0.5
543,000 (3)	JPMorgan Chase & Co., 5.576%, 07/23/2036	563,312	0.6
99,000 (3)	JPMorgan Chase & Co., 5.766%, 04/22/2035	105,519	0.1
63,000 (3)	JPMorgan Chase & Co., 6.254%, 10/23/2034	69,446	0.1
224,000 (2)(3)	KBC Group NV, 4.454%, 09/23/2031	222,899	0.2
117,000	Kilroy Realty L.P., 5.875%, 10/15/2035	118,662	0.1
255,000 (1)	Kilroy Realty L.P., 6.250%, 01/15/2036	263,983	0.3
155,000	KKR & Co., Inc., 5.100%, 08/07/2035	155,340	0.2
220,000 (3)	Lloyds Banking Group PLC, 6.068%, 06/13/2036	231,047	0.2
80,000 (2)	LPL Holdings, Inc., 4.625%, 11/15/2027	79,867	0.1
158,000	LPL Holdings, Inc., 5.650%, 03/15/2035	161,111	0.2
362,000 (3)	M&T Bank Corp., 5.400%, 07/30/2035	364,869	0.4
95,000 (2)	Macquarie Airfinance Holdings Ltd., 8.125%, 03/30/2029	98,916	0.1
366,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.615%, 04/24/2036	384,240	0.4
232,000 (3)	Morgan Stanley, 4.654%, 10/18/2030	234,607	0.2
813,000 (3)	Morgan Stanley, 5.664%, 04/17/2036	858,150	0.9
116,000 (3)	Morgan Stanley, 6.627%, 11/01/2034	129,869	0.1
27,000 (3)	Morgan Stanley, MTN, 2.511%, 10/20/2032	24,095	0.0
198,000 (3)	Morgan Stanley, MTN, 5.250%, 04/21/2034	204,246	0.2

See Accompanying Notes to Financial Statements

24

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
319,000 (3)	Morgan Stanley Private Bank NA, 4.734%, 07/18/2031	$323,918	0.3
271,000	National Health Investors, Inc., 3.000%, 02/01/2031	245,360	0.3
268,000	National Health Investors, Inc., 5.350%, 02/01/2033	265,931	0.3
200,000 (3)	NatWest Group PLC, 5.076%, 01/27/2030	204,342	0.2
200,000 (3)	NatWest Group PLC,5.115%, 05/23/2031	205,154	0.2
179,000	Phillips Edison Grocery Center Operating Partnership I L.P.,5.250%, 08/15/2032	183,050	0.2
285,000 (3)	PNC Bank NA, 4.429%,07/21/2028	286,499	0.3
248,000 (3)	PNC Financial Services Group, Inc., 5.373%,07/21/2036	255,306	0.3
120,000 (3)	PNC Financial Services Group, Inc., 6.037%,10/28/2033	129,649	0.1
403,000	Raymond James Financial, Inc., 5.650%,09/11/2055	400,286	0.4
315,000	Rexford Industrial Realty L.P., 2.125%,12/01/2030	280,514	0.3
191,000	Rexford Industrial Realty L.P., 2.150%,09/01/2031	166,193	0.2
160,000 (3)	Royal Bank of Canada,4.696%, 08/06/2031	162,179	0.2
218,000 (3)	Royal Bank of Canada,6.500%, 11/24/2085	216,078	0.2
168,000 (3)	Royal Bank of Canada,GMTN, 4.650%,10/18/2030	170,017	0.2
211,000 (3)	Santander UK Group Holdings PLC, 5.694%,04/15/2031	220,255	0.2
174,000 (3)	State Street Corp.,3.031%, 11/01/2034	163,403	0.2
157,000 (3)	State Street Corp.,4.675%, 10/22/2032	159,109	0.2
393,000 (2)	Symetra Life Insurance Co., 6.550%,10/01/2055	417,315	0.4
267,000	TPG Operating Group II L.P., 5.375%,01/15/2036	267,809	0.3
109,000 (3)	Truist Financial Corp., MTN, 5.867%,06/08/2034	115,524	0.1
60,000 (3)	Truist Financial Corp., MTN, 6.123%,10/28/2033	64,666	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
200,000 (2)(3)	UBS Group AG, 5.580%, 05/09/2036	$208,275	0.2
200,000 (2)(3)	UBS Group AG, 5.959%, 01/12/2034	214,006	0.2
200,000 (2)(3)	UBS Group AG, 9.250%, 12/31/2199	238,462	0.3
29,000 (3)	Wells Fargo & Co., 3.068%, 04/30/2041	22,525	0.0
290,000 (1)(3)	Wells Fargo & Co., 4.892%, 09/15/2036	289,533	0.3
78,000 (3)	Wells Fargo & Co., 5.499%, 01/23/2035	81,388	0.1
580,000 (3)	Wells Fargo & Co., 5.605%, 04/23/2036	608,907	0.6
38,000 (3)	Wells Fargo & Co., 6.491%, 10/23/2034	42,235	0.0
81,000 (3)	Wells Fargo & Co., MTN, 4.611%, 04/25/2053	71,212	0.1
59,000 (3)	Wells Fargo & Co., MTN, 5.013%, 04/04/2051	55,135	0.1
53,000	Welltower OP LLC, 5.125%, 03/15/2043	50,573	0.1
250,000 (2)	Wynnton Funding Trust, 5.251%, 08/15/2035	252,187	0.3
285,000 (2)	Wynnton Funding Trust II, 5.991%, 08/15/2055	292,743	0.3
		27,658,044	29.1

	Industrial: 5.7%
296,000	Boeing Co., 5.930%, 05/01/2060	295,934	0.3
164,000	Boeing Co., 7.008%, 05/01/2064	189,994	0.2
91,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	74,050	0.1
127,000	Burlington Northern Santa Fe LLC, 4.400%, 03/15/2042	114,858	0.1
48,000	Burlington Northern Santa Fe LLC, 4.550%, 09/01/2044	43,375	0.0
81,000	Burlington Northern Santa Fe LLC, 5.200%, 04/15/2054	77,818	0.1
40,000	Burlington Northern Santa Fe LLC, 5.500%, 03/15/2055	40,136	0.0
30,000	CSX Corp., 4.250%,11/01/2066	23,666	0.0
119,000	CSX Corp., 4.650%, 03/01/2068	101,042	0.1
305,000	Embraer Netherlands Finance BV, 5.400%, 01/09/2038	303,856	0.3
148,000 (2)	FedEx Corp., 4.550%, 04/01/2046	124,431	0.1

See Accompanying Notes to Financial Statements

25

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
38,830	FedEx Corp. Class AA Pass Through Trust 20-1, AA, 1.875%, 08/20/2035	$33,695	0.0
196,000	General Electric Co., 4.300%, 07/29/2030	197,244	0.2
140,000 (1)	General Electric Co., 4.900%, 01/29/2036	142,007	0.2
208,000	Hexcel Corp., 5.875%, 02/26/2035	217,642	0.2
161,000	Honeywell International,Inc., 4.750%, 02/01/2032	164,044	0.2
60,000	Honeywell International, Inc., 5.000%, 03/01/2035	61,029	0.1
35,000	Howmet Aerospace, Inc., 5.950%, 02/01/2037	37,924	0.0
113,000	Ingersoll Rand, Inc., 5.700%, 08/14/2033	120,090	0.1
115,000	John Deere Capital Corp., 4.400%, 09/08/2031	115,863	0.1
133,000	John Deere Capital Corp., MTN, 4.900%, 03/07/2031	137,211	0.1
102,000	John Deere Capital Corp., MTN, 5.100%, 04/11/2034	105,575	0.1
111,000	John Deere Capital Corp. I, 4.550%, 06/05/2030	112,781	0.1
75,000 (4)	Johnson Controls International PLC, 4.950%, 07/02/2064	65,528	0.1
134,000	L3Harris Technologies, Inc., 5.350%, 06/01/2034	138,944	0.1
143,000	L3Harris Technologies, Inc., 5.400%, 07/31/2033	149,108	0.2
251,000	Lockheed Martin Corp., 5.000%, 08/15/2035	255,086	0.3
86,000	Lockheed Martin Corp., 5.200%, 02/15/2064	81,245	0.1
75,000 (2)	Molex Electronic Technologies LLC, 5.250%, 04/30/2032	76,359	0.1
110,000	Norfolk Southern Corp., 3.950%, 10/01/2042	92,848	0.1
101,000	Packaging Corp. of America, 5.700%, 12/01/2033	107,022	0.1
151,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 02/01/2030	155,821	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
87,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	$81,928	0.1
7,000	Raytheon Technologies Corp., 4.800%, 12/15/2043	6,520	0.0
42,000	Raytheon Technologies Corp., 5.375%, 02/27/2053	41,119	0.0
166,000 (1)	Republic Services, Inc., 2.375%, 03/15/2033	144,875	0.2
22,000	RTX Corp., 3.125%, 07/01/2050	14,975	0.0
58,000	Ryder System, Inc., GMTN, 4.950%, 09/01/2029	59,417	0.1
12,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	12,437	0.0
93,000 (1)	Ryder System, Inc., MTN, 5.500%, 06/01/2029	97,076	0.1
250,000 (2)	TTX Co., 5.050%, 11/15/2034	256,480	0.3
111,000	Union Pacific Corp., 5.100%, 02/20/2035	114,187	0.1
80,000	Union Pacific Corp., MTN, 3.550%, 08/15/2039	68,129	0.1
84,000 (1)	United Parcel Service, Inc., 5.250%, 05/14/2035	86,962	0.1
73,000	United Parcel Service, Inc., 5.950%, 05/14/2055	76,312	0.1
51,000	United Parcel Service, Inc., 6.050%, 05/14/2065	53,434	0.1
317,000	Waste Management, Inc., 4.950%, 03/15/2035	321,921	0.3
70,000	Waste Management, Inc., 5.350%, 10/15/2054	69,034	0.1
		5,461,032	5.7

	Technology: 7.3%
326,000	Applied Materials, Inc., 4.600%, 01/15/2036	322,756	0.3
403,000 (2)	Broadcom, Inc., 3.187%, 11/15/2036	344,067	0.4
235,000	Broadcom, Inc., 4.800%, 02/15/2036	234,378	0.2
125,000	Broadcom, Inc., 4.900%, 02/15/2038	124,387	0.1
138,000 (2)	Broadcom, Inc., 4.926%, 05/15/2037	137,690	0.1
137,000	Broadcom, Inc., 5.150%, 11/15/2031	142,391	0.1

See Accompanying Notes to Financial Statements

26

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
168,000	Broadcom, Inc., 5.200%, 07/15/2035	$173,206	0.2
270,000	Dell International LLC / EMC Corp., 4.750%, 10/06/2032	268,872	0.3
155,000	Dell International LLC / EMC Corp., 5.100%, 02/15/2036	154,197	0.2
198,000	Dell International LLC / EMC Corp., 5.300%, 04/01/2032	204,479	0.2
200,000	Hewlett Packard Enterprise Co., 4.150%, 09/15/2028	199,819	0.2
165,000	Hewlett Packard Enterprise Co., 4.400%, 10/15/2030	164,052	0.2
106,000	Intel Corp., 2.000%, 08/12/2031	92,750	0.1
80,000	Intel Corp., 2.450%, 11/15/2029	74,304	0.1
184,000	Intel Corp., 2.800%, 08/12/2041	128,779	0.1
130,000	Intel Corp., 5.700%, 02/10/2053	125,805	0.1
90,000	Marvell Technology, Inc., 2.950%, 04/15/2031	83,151	0.1
56,000	Marvell Technology, Inc., 4.750%, 07/15/2030	56,749	0.1
151,000	Marvell Technology, Inc., 4.875%, 06/22/2028	153,407	0.2
328,000	Micron Technology, Inc., 5.800%, 01/15/2035	345,224	0.4
137,000	Micron Technology, Inc., 6.050%, 11/01/2035	146,457	0.1
197,000 (2)	MSCI, Inc., 3.625%, 09/01/2030	188,108	0.2
265,000 (2)	MSCI, Inc., 3.625%, 11/01/2031	249,026	0.3
293,000	MSCI, Inc., 5.250%, 09/01/2035	295,537	0.3
80,000	Oracle Corp., 2.300%, 03/25/2028	76,500	0.1
160,000	Oracle Corp., 2.875%, 03/25/2031	146,954	0.1
119,000	Oracle Corp., 5.375%, 09/27/2054	109,393	0.1
63,000	Oracle Corp., 5.500%, 08/03/2035	64,856	0.1
306,000	Oracle Corp., 5.500%, 09/27/2064	280,457	0.3
165,000	Oracle Corp., 5.875%, 09/26/2045	165,543	0.2
305,000	Oracle Corp., 5.950%, 09/26/2055	304,273	0.3
337,000	Oracle Corp., 6.000%, 08/03/2055	338,549	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
165,000	Oracle Corp., 6.100%, 09/26/2065	$164,819	0.2
55,000	Oracle Corp., 6.125%, 08/03/2065	55,254	0.1
191,000	Qualcomm, Inc., 4.750%, 05/20/2032	194,674	0.2
113,000	Qualcomm, Inc., 6.000%, 05/20/2053	121,553	0.1
546,000	Workday, Inc., 3.800%, 04/01/2032	521,594	0.5
		6,954,010	7.3

	Utilities: 12.5%
165,000	AEP Texas, Inc., 5.850%, 10/15/2055	164,518	0.2
77,000	AES Corp., 5.450%, 06/01/2028	78,883	0.1
79,000	AES Corp., 5.800%, 03/15/2032	81,831	0.1
30,000	Alabama Power Co., 3.450%, 10/01/2049	22,017	0.0
45,000	Alabama Power Co., 3.750%, 03/01/2045	35,796	0.0
164,000	Alabama Power Co., 5.100%, 04/02/2035	167,687	0.2
46,000	Alabama Power Co., 5.850%, 11/15/2033	49,391	0.1
48,000	Alabama Power Co. A, 4.300%, 07/15/2048	40,990	0.0
62,000	Ameren Corp., 1.750%, 03/15/2028	58,597	0.1
50,000	Ameren Corp., 5.000%, 01/15/2029	51,142	0.1
27,000	American Electric Power Co., Inc., 5.625%, 03/01/2033	28,397	0.0
430,000 (3)	American Electric Power Co., Inc. C, 5.800%, 03/15/2056	429,568	0.5
513,000 (3)	American Electric Power Co., Inc. D, 6.050%, 03/15/2056	515,004	0.5
8,000	American Water Capital Corp., 4.150%, 06/01/2049	6,569	0.0
75,000	American Water Capital Corp., 5.250%, 03/01/2035	76,974	0.1
174,000	American Water Capital Corp., 5.700%, 09/01/2055	176,921	0.2
142,000	Atmos Energy Corp., 5.200%, 08/15/2035	145,444	0.2
190,000	Atmos Energy Corp., 5.450%, 01/15/2056	188,015	0.2
120,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	117,234	0.1
72,000	Commonwealth Edison Co., 5.900%, 03/15/2036	77,406	0.1

See Accompanying Notes to Financial Statements

27

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
61,000	Commonwealth Edison Co., 5.950%, 06/01/2055	$64,925	0.1
84,000	Connecticut Light and Power Co., 4.950%, 08/15/2034	85,185	0.1
37,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	32,002	0.0
145,000	Consolidated Edison Co. of New York, Inc. 12-A, 4.200%, 03/15/2042	126,844	0.1
30,000	Consolidated Edison Co. of New York, Inc. C, 4.000%, 11/15/2057	23,161	0.0
85,000	DTE Electric Co., 5.250%, 05/15/2035	87,530	0.1
99,000	DTE Electric Co., 5.850%, 05/15/2055	104,175	0.1
86,000	DTE Energy Co., 5.850%, 06/01/2034	91,427	0.1
7,000	Duke Energy Carolinas LLC, 3.750%, 06/01/2045	5,564	0.0
39,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	33,218	0.0
22,000	Duke Energy Carolinas LLC, 4.250%, 12/15/2041	19,492	0.0
45,000	Duke Energy Corp., 3.150%, 08/15/2027	44,297	0.0
43,000 (1)	Duke Energy Florida LLC, 2.400%, 12/15/2031	38,680	0.0
37,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	39,954	0.0
53,000	Duke Energy Florida LLC, 5.950%, 11/15/2052	55,941	0.1
62,000	Duke Energy Ohio, Inc., 3.700%, 06/15/2046	48,258	0.1
66,000	Duke Energy Ohio, Inc., 4.300%, 02/01/2049	55,452	0.1
25,000	Duke Energy Ohio, Inc., 5.250%, 04/01/2033	25,908	0.0
23,000	Entergy Texas, Inc., 5.800%, 09/01/2053	23,397	0.0
155,000	Essential Utilities, Inc., 4.276%, 05/01/2049	125,321	0.1
339,000	Essential Utilities, Inc., 5.250%, 08/15/2035	340,872	0.4
117,000	Evergy Kansas Central, Inc., 5.250%, 03/15/2035	119,357	0.1
44,000	Evergy Kansas Central, Inc., 5.700%, 03/15/2053	44,633	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
129,000	Evergy Metro, Inc., 5.125%, 08/15/2035	$130,441	0.1
42,000	Eversource Energy, 5.125%, 05/15/2033	42,607	0.0
77,000	Eversource Energy, 5.450%, 03/01/2028	79,111	0.1
54,000	Eversource Energy, 5.500%, 01/01/2034	55,807	0.1
92,000	Eversource Energy, 5.950%, 02/01/2029	96,403	0.1
124,000	Eversource Energy R, 1.650%, 08/15/2030	108,928	0.1
156,000	Exelon Corp., 5.125%, 03/15/2031	160,941	0.2
48,000	Exelon Corp., 5.150%, 03/15/2028	49,124	0.1
40,000	Florida Power & Light Co., 5.400%, 09/01/2035	41,824	0.0
23,000	Florida Power & Light Co., 5.650%, 02/01/2037	24,445	0.0
26,000	Indiana Michigan Power Co., 3.850%, 05/15/2028	25,871	0.0
31,000	Indiana Michigan Power Co., 6.050%, 03/15/2037	33,666	0.0
108,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	105,836	0.1
170,000	Jersey Central Power & Light Co., 5.100%, 01/15/2035	172,394	0.2
148,000 (2)	Liberty Utilities Co., 5.869%, 01/31/2034	153,427	0.2
51,000 (2)	Metropolitan Edison Co., 5.200%, 04/01/2028	52,182	0.1
113,000	MidAmerican Energy Co., 4.400%, 10/15/2044	99,237	0.1
23,000	MidAmerican Energy Co., 4.800%, 09/15/2043	21,267	0.0
15,000	Mississippi Power Co., 4.750%, 10/15/2041	13,519	0.0
81,000 (2)	Monongahela Power Co., 5.850%, 02/15/2034	85,679	0.1
42,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	37,961	0.0
68,000	National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	66,006	0.1

See Accompanying Notes to Financial Statements

28

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
41,000	National Rural Utilities Cooperative Finance Corp., 4.120%, 09/16/2027	$41,171	0.0
59,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	57,666	0.1
48,000	National Rural Utilities Cooperative Finance Corp., 4.950%, 02/07/2030	49,478	0.1
120,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 08/15/2034	122,484	0.1
8,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	8,587	0.0
62,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.650%, 06/15/2031	53,613	0.1
76,000 (2)	New York State Electric & Gas Corp., 2.150%, 10/01/2031	66,154	0.1
79,000 (2)	New York State Electric & Gas Corp., 5.300%, 08/15/2034	80,848	0.1
108,000	NextEra Energy Capital Holdings, Inc., 2.250%, 06/01/2030	98,656	0.1
99,000	NextEra Energy Capital Holdings, Inc., 5.300%, 03/15/2032	102,876	0.1
49,000	NextEra Energy Capital Holdings, Inc., 5.450%, 03/15/2035	50,708	0.1
97,000 (3)	NextEra Energy Capital Holdings, Inc., 6.375%, 08/15/2055	100,808	0.1
73,000 (2)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	65,769	0.1
70,000 (2)	Niagara Mohawk Power Corp., 5.664%, 01/17/2054	69,696	0.1
194,000	NiSource, Inc., 5.850%, 04/01/2055	196,966	0.2
142,000	NSTAR Electric Co., 5.200%, 03/01/2035	144,823	0.2
40,000	NSTAR Electric Co., 5.400%, 06/01/2034	41,670	0.0
101,000	NSTAR Electric Co., 5.500%, 03/15/2040	103,979	0.1
71,000 (2)	Oncor Electric Delivery Co. LLC, 5.350%, 04/01/2035	73,480	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
115,000	Oncor Electric Delivery Co. LLC, 5.550%, 06/15/2054	$114,628	0.1
161,000 (2)	Oncor Electric Delivery Co. LLC, 5.800%, 04/01/2055	166,007	0.2
56,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	44,989	0.0
100,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	84,019	0.1
145,000	Pacific Gas and Electric Co., 6.150%, 03/01/2055	145,970	0.2
32,000	PECO Energy Co., 4.900%, 06/15/2033	32,722	0.0
75,000	PECO Energy Co., 5.250%, 09/15/2054	72,737	0.1
120,000 (2)	PSEG Power LLC, 5.200%, 05/15/2030	123,179	0.1
136,000 (2)	PSEG Power LLC, 5.750%, 05/15/2035	142,393	0.2
377,000	Public Service Co. of Colorado, 5.850%, 05/15/2055	388,344	0.4
76,000	Public Service Co. of New Hampshire, 3.600%, 07/01/2049	57,680	0.1
28,000	Public Service Electric and Gas Co., 4.850%, 08/01/2034	28,283	0.0
103,000	Public Service Electric and Gas Co., 5.200%, 08/01/2033	107,031	0.1
12,000	Public Service Electric and Gas Co., MTN, 3.800%, 03/01/2046	9,610	0.0
94,000	Public Service Electric and Gas Co., MTN, 5.200%, 03/01/2034	97,524	0.1
55,000	Public Service Electric and Gas Co., MTN, 5.500%, 03/01/2040	56,824	0.1
73,000	Public Service Electric and Gas Co. Q, 5.500%, 03/01/2055	73,442	0.1
62,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	55,042	0.1
123,000	San Diego Gas & Electric Co., 5.400%, 04/15/2035	127,098	0.1
282,000 (3)	Sempra, 4.875%, 12/31/2199	282,305	0.3
330,000 (3)	Sierra Pacific Power Co., 6.200%, 12/15/2055	330,623	0.4
200,000 (2)	Snam SpA, 5.000%, 05/28/2030	202,943	0.2

See Accompanying Notes to Financial Statements

29

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
200,000 (2)	Snam SpA, 5.750%, 05/28/2035	$207,552	0.2
44,000	Southern California Edison Co., 4.000%, 04/01/2047	33,338	0.0
110,000	Southern California Edison Co., 4.050%, 03/15/2042	88,347	0.1
108,000	Southern California Gas Co., 5.450%, 06/15/2035	112,060	0.1
92,000	Southern California Gas Co., 6.000%, 06/15/2055	96,479	0.1
40,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	40,984	0.0
121,000	Southwestern Public Service Co., 5.300%, 05/15/2035	123,607	0.1
40,000	Southwestern Public Service Co., 6.000%, 06/01/2054	41,713	0.0
177,000 (2)	Trans-Allegheny Interstate Line Co., 5.000%, 01/15/2031	181,655	0.2
90,000	Tucson Electric Power Co., 5.200%, 09/15/2034	91,643	0.1
304,000	Tucson Electric Power Co., 5.900%, 04/15/2055	310,824	0.3
22,000	Virginia Electric and Power Co., 5.700%, 08/15/2053	22,291	0.0
87,000	Virginia Electric and Power Co. D, 5.600%, 09/15/2055	86,729	0.1
232,000 (2)	Vistra Operations Co. LLC, 5.700%, 12/30/2034	240,278	0.3
114,000	Xcel Energy, Inc.,
	5.600%, 04/15/2035	118,269	0.1
		11,873,247	12.5
	Total Corporate Bonds/Notes
	(Cost $88,550,455)	90,490,864	95.1

U.S. TREASURY OBLIGATIONS: 2.9%
	United States Treasury Bonds: 0.6%
384,100	4.750%, 05/15/2055	385,420	0.4
183,300	4.875%, 08/15/2045	187,410	0.2
		572,830	0.6
	United States Treasury Notes: 2.3%
466,000	3.375%, 09/15/2028	462,851	0.5
386,500	3.500%, 09/30/2027	385,685	0.4
467,400	3.625%, 09/30/2030	465,045	0.5
160,300	3.875%, 09/30/2032	159,786	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. TREASURY OBLIGATIONS: (continued)
	United States Treasury Notes (continued)
676,500	4.250%, 08/15/2035	$682,049	0.7
		2,155,416	2.3
	Total U.S. Treasury Obligations
	(Cost $2,725,267)	2,728,246	2.9

			Percentage
			of Net
Shares		Value	Assets
PREFERRED STOCK: 0.4%
	Financials: 0.4%
13,875 (5)	Citizens Financial Group, Inc.	350,344	0.4

	Total Preferred Stock (Cost $346,875)	350,344	0.4

	Total Long-Term Investments (Cost $91,622,597)	93,569,454	98.4

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 3.8%
	Repurchase Agreements: 3.8%
55,503 (6)	Bank of America Securities Inc., Repurchase Agreement dated 09/30/2025, 4.200%, due 10/01/2025 (Repurchase Amount $55,509, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $56,613, due 11/15/41-05/15/54)	55,503	0.1
1,000,000 (6)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 09/30/2025, 4.210%, due 10/01/2025 (Repurchase Amount $1,000,115, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 7.500%, Market Value plus accrued interest $1,020,012, due 08/27/27-09/01/55)	1,000,000	1.0

See Accompanying Notes to Financial Statements

30

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (6)	HSBC Securities (USA) Inc., Repurchase Agreement dated 09/30/2025, 4.220%, due 10/01/2025 (Repurchase Amount $1,000,116, collateralized by various U.S. Government Agency Obligations, 1.923%-6.500%, Market Value plus accrued interest $1,020,000, due 08/01/32-06/01/64)	$1,000,000	1.0
196,322 (6)	J.P. Morgan Securities LLC, Repurchase Agreement dated 09/30/2025, 4.200%, due 10/01/2025 (Repurchase Amount $196,345, collateralized by various U.S. Government Securities, 4.125%-4.500%, Market Value plus accrued interest $200,248, due 12/31/31-05/31/32)	196,322	0.2
48,702 (6)	Mizuho Securities USA LLC, Repurchase Agreement dated 09/30/2025, 4.200%, due 10/01/2025 (Repurchase Amount $48,708, collateralized by various U.S. Government Securities, 0.750%-4.375%, Market Value plus accrued interest $49,676, due 05/31/26-09/30/32)	48,702	0.0
271,429 (6)	Natwest Markets Securities Inc., Repurchase Agreement dated 09/30/2025, 4.190%, due 10/01/2025 (Repurchase Amount $271,460, collateralized by various U.S. Government Securities, 0.000%-6.625%, Market Value plus accrued interest $276,858, due 11/18/25-08/15/55)	271,429	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
87,362 (6)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/2025, 4.190%, due 10/01/2025 (Repurchase Amount $87,372, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $89,109, due 10/23/25-08/15/55)	$87,362	0.1
1,000,000 (6)	TD Securities (USA) LLC, Repurchase Agreement dated 09/30/2025, 4.210%, due 10/01/2025 (Repurchase Amount $1,000,115, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,020,000, due 08/01/42-09/01/55)	1,000,000	1.1
	Total Repurchase Agreements (Cost $3,659,318)	3,659,318	3.8
	Total Short-Term Investments (Cost $3,659,318)	3,659,318	3.8
	Total Investments in Securities (Cost $95,281,915)	$97,228,772	102.2
	Liabilities in Excess of Other Assets	(2,121,383)	(2.2)
	Net Assets	$95,107,389	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2025.
(4)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2025.
(5)	Preferred Stock may be called prior to convertible date.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:

TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

31

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$90,490,864	$—	$90,490,864
U.S. Treasury Obligations	—	2,728,246	—	2,728,246
Preferred Stock	—	350,344	—	350,344
Short-Term Investments	—	3,659,318	—	3,659,318
Total Investments, at fair value	$—	$97,228,772	$—	$97,228,772
Other Financial Instruments+
Futures	63,411	—	—	63,411
Total Assets	$63,411	$97,228,772	$—	$97,292,183
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	$—	$(2,226)	$—	$(2,226)
Futures	(114,750)	—	$—	(114,750)
Total Liabilities	$(114,750)	$(2,226)	$—	$(116,976)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2025, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	89	12/31/25	$18,547,461	$(5,485)
U.S. Treasury 10-Year Note	24	12/19/25	2,700,000	(4,494)
U.S. Treasury Long Bond	1	12/19/25	116,594	(158)
U.S. Treasury Ultra Long Bond	15	12/19/25	1,800,937	52,857
			$23,164,992	$42,720
Short Contracts:
U.S. Treasury 5-Year Note	(57)	12/31/25	(6,224,133)	10,554
U.S. Treasury Ultra 10-Year Note	(134)	12/19/25	(15,420,468)	(104,613)
			$(21,644,601)	$(94,059)

At September 30, 2025, the following centrally cleared credit default swaps were outstanding for Voya Investment Grade Credit Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

		(Pay)/
		Receive					Unrealized
	Buy/Sell	Financing	Termination	Notional		Fair	Appreciation/
Reference Entity/Obligation	Protection	Rate (%)(2)	Date	Amount(3)		Value(4)	(Depreciation)
CDX North American Investment Grade Series 44, Version 1	Buy	(1.000)	06/20/30	USD	1,479,511	$(33,653)	$(2,226)
						$(33,653)	$(2,226)

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.

See Accompanying Notes to Financial Statements

32

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Currency Abbreviations:

USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$63,411
Total Asset Derivatives		$63,411
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$114,750
Credit contracts	Variation margin payable on centrally cleared swaps*	2,226
Total Liability Derivatives		$116,976

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$(54,870)	$(54,870)
Interest rate contracts	(159,005)	—	(159,005)

Total	$(159,005)	$(54,870)	$(213,875)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$(2,226)	$(2,226)
Interest rate contracts	37,725	—	37,725
Total	$37,725	$(2,226)	$35,499

At September 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $96,360,413.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,130,811
Gross Unrealized Depreciation	(1,316,017)
Net Unrealized Appreciation	$814,794

See Accompanying Notes to Financial Statements

33

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

163314 (0925)

Semi-Annual Financial Statements and Other Information

September 30, 2025

Voya Securitized Credit Fund

■          Classes A, I, R6 and W

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2025 (UNAUDITED)

ASSETS:
Investments in securities at fair value*	$806,950,577
Short-term investments at fair value†	64,527,604
Cash	3,052,217
Cash collateral for futures contracts	1,463,274
Receivables:
Fund shares sold	555,220
Dividends	24,451
Interest	4,228,221
Variation margin on futures contracts	126,498
Prepaid expenses	63,080
Reimbursement due from Investment Adviser	12,297
Other assets	24,496
Total assets	881,027,935
LIABILITIES:
Income distribution payable	926,541
Payable for investment securities purchased	11,845,426
Payable for fund shares redeemed	1,035,753
Payable for investment management fees	425,554
Payable for distribution and shareholder service fees	1,388
Payable to trustees under the deferred compensation plan (Note 6)	24,496
Payable for trustee fees	2,108
Other accrued expenses and liabilities	176,206
Total liabilities	14,437,472
NET ASSETS	$866,590,463
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$930,180,266
Total distributable loss	(63,589,803)
NET ASSETS	$866,590,463

* Cost of investments in securities	$822,270,267
† Cost of short-term investments	$64,535,469

See Accompanying Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2025 (UNAUDITED) (CONTINUED)

Class A
Net assets	$6,798,016
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	704,545
Net asset value and redemption price per share†	$9.65
Maximum offering price per share (2.50%)(1)	$9.90
Class I
Net assets	$827,572,622
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	85,611,437
Net asset value and redemption price per share	$9.67
Class R6
Net assets	$32,056,780
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	3,315,510
Net asset value and redemption price per share	$9.67
Class W
Net assets	$163,045
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	16,865
Net asset value and redemption price per share	$9.67

(1)	Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2025 (UNAUDITED)

INVESTMENT INCOME:
Dividends	$114,245
Interest	25,664,132
Other	2,422
Total investment income	25,780,799
EXPENSES:
Investment management fees	2,537,235
Distribution and shareholder service fees:
Class A	8,243
Transfer agent fees:
Class A	3,901
Class I	227,191
Class R6	75
Class W	107
Shareholder reporting expense	12,721
Registration fees	46,841
Professional fees	44,772
Custody and accounting expense	64,718
Trustee fees	10,541
Miscellaneous expense	30,722
Total expenses	2,987,067
Waived and reimbursed fees	(85,954)
Net expenses	2,901,113
Net investment income	22,879,686
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,071,658
Futures	1,334,442
Net realized gain	2,406,100
Net change in unrealized appreciation (depreciation) on:
Investments	5,618,879
Futures	(1,427,404)
Net change in unrealized appreciation (depreciation)	4,191,475
Net realized and unrealized gain	6,597,575
Increase in net assets resulting from operations	$29,477,261

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2025	Year Ended
FROM OPERATIONS:	(Unaudited)	March 31, 2025
Net investment income	$22,879,686	$40,243,909
Net realized gain	2,406,100	1,892,267
Net change in unrealized appreciation (depreciation)	4,191,475	24,983,422
Increase in net assets resulting from operations	29,477,261	67,119,598
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(165,408)	(341,949)
Class I	(21,984,568)	(40,857,461)
Class R6	(407,785)	(155,903)
Class W	(4,756)	(14,656)
Total distributions	(22,562,517)	(41,369,969)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	118,180,959	246,819,137
Reinvestment of distributions	17,161,387	28,575,715
	135,342,346	275,394,852
Cost of shares redeemed	(126,864,568)	(199,521,296)
Net increase in net assets resulting from capital share transactions	8,477,778	75,873,556
Net increase in net assets	15,392,522	101,623,185
NET ASSETS:
Beginning of year or period	851,197,941	749,574,756
End of year or period	$866,590,463	$851,197,941

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Class A
09-30-25+	9.57	0.24	·	0.08	0.32	0.24	—	—	0.24	—	9.65	3.39	1.02	1.00	1.00	5.09	6,798	15
03-31-25	9.27	0.44	·	0.31	0.75	0.45	—	—	0.45	—	9.57	8.25	1.02	1.00	1.00	4.63	7,136	34
03-31-24	8.90	0.37	·	0.37	0.74	0.37	—	—	0.37	—	9.27	8.43	1.07	1.00	1.00	4.05	7,381	28
03-31-23	9.51	0.27	·	(0.59)	(0.32)	0.29	—	—	0.29	—	8.90	(3.35)	1.07	1.00	1.00	2.98	8,367	21
03-31-22	9.68	0.23	·	(0.16)	0.07	0.24	—	—	0.24	—	9.51	0.73	1.07	1.00	1.00	2.37	11,621	57
03-31-21	8.79	0.25	·	0.94	1.19	0.26	—	0.04	0.30	—	9.68	13.74	1.02	1.00	1.00	2.69	20,476	38
Class I
09-30-25+	9.59	0.26	·	0.08	0.34	0.26	—	—	0.26	—	9.67	3.56	0.71	0.68	0.68	5.41	827,573	15
03-31-25	9.29	0.47	·	0.31	0.78	0.48	—	—	0.48	—	9.59	8.59	0.70	0.68	0.68	4.95	840,623	34
03-31-24	8.92	0.40	·	0.37	0.77	0.40	—	—	0.40	—	9.29	8.77	0.71	0.68	0.68	4.38	738,913	28
03-31-23	9.53	0.30	·	(0.59)	(0.29)	0.32	—	—	0.32	—	8.92	(3.03)	0.72	0.68	0.68	3.29	647,676	21
03-31-22	9.69	0.26	·	(0.15)	0.11	0.27	—	—	0.27	—	9.53	1.16	0.69	0.68	0.68	2.64	1,075,715	57
03-31-21	8.80	0.27	·	0.95	1.22	0.29	—	0.04	0.33	—	9.69	14.09	0.73	0.68	0.68	2.91	971,282	38
Class R6
09-30-25+	9.59	0.26	·	0.08	0.34	0.26	—	—	0.26	—	9.67	3.56	0.65	0.65	0.65	5.42	32,057	15
03-31-25	9.29	0.47	·	0.31	0.78	0.48	—	—	0.48	—	9.59	8.59	0.65	0.65	0.65	4.98	3,187	34
03-31-24	8.92	0.40	·	0.37	0.77	0.40	—	—	0.40	—	9.29	8.77	0.67	0.67	0.67	4.38	2,961	28
03-31-23	9.53	(0.04	)·	(0.25)	(0.29)	0.32	—	—	0.32	—	8.92	(3.02)	1.15	0.68	0.68	(0.53)	5,192	21
03-31-22	9.71	0.25	·	(0.15)	0.10	0.28	—	—	0.28	—	9.53	0.96	0.64	0.64	0.64	2.56	3	57
07-31-20(4)-
03-31-21	9.36	0.18	·	0.37	0.55	0.16	—	0.04	0.20	—	9.71	5.91	1.90	0.68	0.68	2.84	3	38
Class W
09-30-25+	9.59	0.26	··	0.07	0.33	0.25	—	—	0.25	—	9.67	3.52	0.77	0.75	0.75	5.35	163	15
03-31-25	9.29	0.46		0.31	0.77	0.47	—	—	0.47	—	9.59	8.51	0.77	0.75	0.75	4.87	252	34
03-31-24	8.92	0.39	·	0.37	0.76	0.39	—	—	0.39	—	9.29	8.69	0.82	0.75	0.75	4.30	320	28
03-31-23	9.54	0.30	·	(0.61)	(0.31)	0.31	—	—	0.31	—	8.92	(3.20)	0.82	0.75	0.75	3.23	378	21
03-31-22	9.70	0.26	·	(0.15)	0.11	0.27	—	—	0.27	—	9.54	1.09	0.82	0.75	0.75	2.63	1,043	57
03-31-21	8.81	0.28	·	0.94	1.22	0.29	—	0.04	0.33	—	9.70	14.00	0.77	0.75	0.75	2.98	3,487	38

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fourteen separately managed series. This report is for Voya Securitized Credit Fund (“Securitized Credit”) or (the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class I, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method. CLO equity investments and ABS residual equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flow, as required by ASC Topic 325-40, Beneficial Interest in Securitized Financial Assets.

C. Foreign Currency Translation. The books and records of the Fund is maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Fund will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

The Fund’s Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill their payment obligations to their counterparties. These triggering features include, but are not

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

E. Forward Foreign Currency Transactions and Futures Contracts. The Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. The Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2025, the Fund had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended September 30, 2025, the Fund had an average notional value of $329,519,893 and $28,915,784 on futures contracts purchased and sold, respectively. Please refer to the tables within the Portfolio of Investment for open futures contracts at September 30, 2025.

F. Distributions to Shareholders. The Fund records distributions to the shareholders on the ex-dividend date. The Fund distributes capital gains, if any, annually. The Fund declares dividends daily and pays dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended September 30, 2025, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

Purchases	Sales
$143,220,076	$112,107,471

U.S. government securities not included above were as follows:

Purchases	Sales
$2,270,219	$3,713,789

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates:

Fee
0.60% on the first $1.5 billion,
0.57% on the next $500 million and
0.55% on assets thereafter

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to the Fund. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A shares of the Fund have a plan (a “Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class A shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class A shares of the Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

Class A. For the period ended September 30, 2025, the Distributor retained the following amounts in sales charges:

Class A
Initial Sales Charges:	$134
Contingent Deferred Sales Charges:	$—

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2025, there were no direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies that owned more than 5% of the Fund.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2025, the Fund did not pay any amounts for affiliated recordkeeping services.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund's Board members who are not "interested persons," as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Class A	Class I	Class R6	Class W
1.00%	0.68%	0.68%	0.75%

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of September 30, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

September 30,
2026	2027	2028	Total
$56,705	$—	$—	$56,705

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of September 30, 2025 are as follows:

	September 30,
	2026	2027	2028	Total
Class A	$6,501	$2,224	$793	$9,518
Class I	311,942	52,471	160,379	524,792
Class R6	1,040	—	—	1,040
Class W	327	103	25	455

The Expense Limitation Agreement is contractual through August 1, 2026 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund did not utilize the line of credit during the period ended September 30, 2025.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
9/30/2025	134,607	—	17,175	(192,922)	—	(41,140)	1,284,470	—	164,848	(1,833,901)	—	(384,583)
3/31/2025	64,494	—	36,165	(151,055)	—	(50,396)	609,483	—	341,461	(1,420,355)	—	(469,411)
Class I
9/30/2025	9,256,122	—	1,724,821	(13,050,122)	—	(2,069,179)	88,748,223	—	16,587,967	(124,937,053)	—	(19,600,863)
3/31/2025	26,129,441	—	2,965,593	(20,960,976)	—	8,134,058	246,050,363	—	28,076,710	(197,833,932)	—	76,293,141
Class R6
9/30/2025	2,940,985	—	42,267	(30)	—	2,983,222	28,145,225	—	407,785	(286)	—	28,552,724
3/31/2025	2,665	—	16,473	(5,560)	—	13,578	25,001	—	155,903	(52,704)	—	128,200
Class W
9/30/2025	318	—	82	(9,803)	—	(9,403)	3,041	—	787	(93,328)	—	(89,500)
3/31/2025	14,437	—	174	(22,795)	—	(8,184)	134,290	—	1,641	(214,305)	—	(78,374)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Fund at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Fund bears the risk of loss with respect to the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The Fund did not engage in securities lending during the period ended September 30, 2025.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/ tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of ABS Residual securities, futures contracts, interest only securities and paydowns.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended	Year Ended
March 31, 2025	March 31, 2024
Ordinary	Ordinary
Income	Income
$41,369,969	$29,341,924

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2025, were:

Undistributed	Unrealized				Total
Ordinary	Appreciation/	Capital Loss Carryforwards			Distributable
Income	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
$930,324	$(20,927,473)	$(13,665,552)	Short-term	$(832,064)	$(70,504,547)
		(36,009,782)	Long-term
$(49,675,334)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of September 30, 2025, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions,

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Fund has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Fund holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Fund's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to September 30, 2025, the Fund declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
Class A	$0.0426	November 3, 2025	Daily
Class I	$0.0453	November 3, 2025	Daily
Class R6	$0.0453	November 3, 2025	Daily
Class W	$0.0448	November 3, 2025	Daily

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

VOYA SECURITIZED CREDIT FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2025 (UNAUDITED)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 34.9%
979,556 (1)(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.625%, 01/25/2045	$788,851	0.1
289,750 (1)(2)	Agate Bay Mortgage Trust 2015-3 B4, 3.443%, 04/25/2045	238,738	0.0
509,569 (1)(2)	Agate Bay Mortgage Trust 2015-4 B3, 3.484%, 06/25/2045	413,391	0.1
367,917 (1)(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.624%, 12/25/2045	315,233	0.0
646,000 (1)(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.624%, 12/25/2045	498,666	0.1
626,706 (1)(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.753%, 03/25/2046	595,900	0.1
998,319 (1)(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.753%, 03/25/2046	768,161	0.1
2,096,556 (1)(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	1,998,296	0.2
1,048,278 (1)(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	1,015,561	0.1
207,127 (2)	Alternative Loan Trust 2004-32CB 2A2, 4.672%, (TSFR1M + 0.514%), 02/25/2035	195,239	0.0
273,612 (2)	Alternative Loan Trust 2004-J7 M1, 4.597%, (TSFR1M + 1.134%), 10/25/2034	272,773	0.0
206,722 (2)	Alternative Loan Trust 2005-31 1A1, 4.832%, (TSFR1M + 0.674%), 08/25/2035	198,806	0.0
176,409	Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	115,125	0.0
310,395 (2)	Alternative Loan Trust 2005-J2 1A12, 4.672%, (TSFR1M + 0.514%), 04/25/2035	238,853	0.0
244,339 (2)	Alternative Loan Trust 2006-19CB A12, 4.672%, (TSFR1M + 0.514%), 08/25/2036	104,797	0.0
566,428	Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	221,827	0.0
359,662 (2)	Alternative Loan Trust 2007-18CB 1A7, 4.742%, (TSFR1M + 0.584%), 08/25/2037	104,282	0.0
723,720 (2)	Alternative Loan Trust 2007-OA4 A1, 4.612%, (TSFR1M + 0.454%), 05/25/2047	654,816	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
416,193 (1)(2)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	$400,943	0.1
1,273,217 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2021- 5 B3A, 3.481%, 11/25/2051	1,097,710	0.1
1,338,476 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2022- 2 B3A, 3.395%, 12/25/2051	1,124,169	0.1
1,633,492 (1)(2)	Bayview Opportunity Master Fund VI Trust 2021-6 B3A, 3.384%, 10/25/2051	1,382,876	0.2
48,638 (2)	Bear Stearns ALT-A Trust 2005-10 21A1, 4.236%, 01/25/2036	47,040	0.0
66,237 (2)	Bear Stearns ALT-A Trust 2005-4 23A1, 5.425%, 05/25/2035	63,509	0.0
166,376 (2)	Bear Stearns ALT-A Trust 2005-7 21A1, 5.619%, 09/25/2035	129,628	0.0
744,405 (2)	Bear Stearns ALT-A Trust 2005-9 26A1, 4.217%, 11/25/2035	400,222	0.1
955,921 (1)	Brean Asset Backed Securities Trust 2024- RM9 A1, 5.000%, 09/25/2064	950,180	0.1
986,951 (1)(2)	Chase Home Lending Mortgage Trust 2024-8 B3, 7.083%, 08/25/2055	1,031,271	0.1
1,979,543 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-11 B3, 6.596%, 11/25/2055	1,994,897	0.2
1,952,911 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-4 B3, 6.164%, 03/25/2055	1,920,253	0.2
4,437,686 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-6 B3, 7.076%, 05/25/2055	4,629,070	0.5
77,458 (2)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 5.277%, 09/25/2036	69,406	0.0
18,932 (2)	Chase Mortgage Finance Trust Series 2007-A1 1A2, 6.522%, 02/25/2037	18,805	0.0
404,182	CHL Mortgage Pass- Through Trust 2006-1 A2, 6.000%, 03/25/2036	201,100	0.0

See Accompanying Notes to Financial Statements

VOYA SECURITIZED CREDIT FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2025 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
331,958	CHL Mortgage Pass- Through Trust 2007-7 A7, 5.750%, 06/25/2037	$151,607	0.0
317,935 (1)(2)	CIM Trust 2018- INV1 A10, 4.000%, 08/25/2048	298,679	0.0
26,133 (1)(2)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	25,097	0.0
190,829 (1)(2)	CIM Trust 2019- INV3 A15, 3.500%, 08/25/2049	174,189	0.0
752,921 (1)(2)	CIM Trust 2019-J1 B3, 3.921%, 08/25/2049	698,662	0.1
1,000,000 (1)(2)	CIM Trust 2019- R5 M2, 3.250%, 09/25/2059	936,374	0.1
875,116 (1)(2)	CIM Trust 2020-J1 B3, 3.440%, 10/25/2049	766,347	0.1
866,923 (1)(2)	CIM Trust 2020-J2 B2, 2.752%, 01/25/2051	712,738	0.1
1,148,921 (1)(2)	CIM Trust 2020-J2 B3, 2.752%, 01/25/2051	932,517	0.1
185,760 (2)	Citigroup Mortgage Loan Trust 2006- AR2 1A1, 5.778%, 03/25/2036	138,927	0.0
154,810 (2)	Citigroup Mortgage Loan Trust 2007- 10 22AA, 4.487%, 09/25/2037	143,308	0.0
442,119 (1)(2)	Citigroup Mortgage Loan Trust 2013- 7 2A2, 4.993%, 08/25/2036	415,000	0.1
959,207 (1)(2)	Citigroup Mortgage Loan Trust 2021- J3 B3W, 2.861%, 09/25/2051	791,293	0.1
1,966,791 (1)	Citigroup Mortgage Loan Trust 2024-1 B3, 6.715%, 07/25/2054	2,004,183	0.2
195,625	Citigroup Mortgage Loan Trust, Inc. 2005- 9 22A2, 6.000%, 11/25/2035	199,479	0.0
107,296	CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	94,375	0.0
691,380 (1)(2)	COLT Mortgage Loan Trust 2022-5 A1, 4.550%, 04/25/2067	689,416	0.1
588,570 (1)(2)	Connecticut Avenue Securities Trust 2019- R05 1B1, 8.571%, (SOFR30A + 4.214%), 07/25/2039	600,216	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,026,670 (1)(2)	Connecticut Avenue Securities Trust 2020- SBT1 1M2, 8.121%, (SOFR30A + 3.764%), 02/25/2040	$2,101,840	0.2
2,445,981 (1)(2)	Connecticut Avenue Securities Trust 2022- R01 1B1, 7.506%, (SOFR30A + 3.150%), 12/25/2041	2,506,186	0.3
1,048,278 (1)(2)	Connecticut Avenue Securities Trust 2022- R02 2B1, 8.856%, (SOFR30A + 4.500%), 01/25/2042	1,087,762	0.1
71,350 (1)(2)	CSMC Trust 2013-IVR3 B3, 3.397%, 05/25/2043	70,226	0.0
133,963 (1)(2)	CSMC Trust 2013-IVR5 B3, 3.623%, 10/25/2043	130,524	0.0
182,394 (1)(2)	CSMC Trust 2014-IVR1 B3, 3.606%, 11/25/2043	176,761	0.0
130,626 (1)(2)	CSMC Trust 2014-IVR2 B3, 3.804%, 04/25/2044	126,812	0.0
198,198 (1)(2)	CSMC Trust 2014-IVR3 B3, 3.995%, 07/25/2044	193,143	0.0
386,471 (1)(2)	CSMC Trust 2019- AFC1 A3, 3.877%, 07/25/2049	377,793	0.1
1,000,000 (1)(2)	CSMC Trust 2021- AFC1 M1, 2.193%, 03/25/2056	648,317	0.1
1,397,704 (1)(2)	Deephaven Residential Mortgage Trust 2021-4 M1, 3.257%, 11/25/2066	1,088,604	0.1
240,960 (1)(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 4.316%, 06/27/2037	214,649	0.0
3,215,188 (1)	EFMT 2024-RM3 A1A, 5.000%, 12/25/2054	3,134,163	0.4
1,397,704 (1)(2)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 7.471%, (SOFR30A + 3.114%), 01/25/2040	1,430,293	0.2
2,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2021-R01 1B1, 7.456%, (SOFR30A + 3.100%), 10/25/2041	2,038,784	0.2
698,852 (1)(2)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 7.656%, (SOFR30A + 3.300%), 11/25/2041	713,070	0.1

See Accompanying Notes to Financial Statements

VOYA SECURITIZED CREDIT FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2025 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,900,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R05 2B2, 11.356%, (SOFR30A + 7.000%), 04/25/2042	$4,191,305	0.5
700,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R09 2B1, 11.106%, (SOFR30A + 6.750%), 09/25/2042	769,517	0.1
4,088,283 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R02 1B1, 9.906%, (SOFR30A + 5.550%), 01/25/2043	4,431,710	0.5
1,500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R05 1B1, 9.106%, (SOFR30A + 4.750%), 06/25/2043	1,612,893	0.2
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R07 2M2, 7.606%, (SOFR30A + 3.250%), 09/25/2043	1,040,642	0.1
1,600,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R01 1B1, 7.056%, (SOFR30A + 2.700%), 01/25/2044	1,641,320	0.2
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R01 1B2, 8.356%, (SOFR30A + 4.000%), 01/25/2044	523,725	0.1
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R01 1M2, 6.156%, (SOFR30A + 1.800%), 01/25/2044	1,009,677	0.1
850,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R02 1B2, 8.056%, (SOFR30A + 3.700%), 02/25/2044	882,796	0.1
4,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R03 2B1, 7.156%, (SOFR30A + 2.800%), 03/25/2044	4,142,688	0.5
2,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R04 1B1, 6.556%, (SOFR30A + 2.200%), 05/25/2044	2,020,395	0.2
1,500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R04 1M2, 6.006%, (SOFR30A + 1.650%), 05/25/2044	1,505,158	0.2

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,550,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R05 2B1, 6.356%, (SOFR30A + 2.000%), 07/25/2044	$4,561,456	0.5
2,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 6.306%, (SOFR30A + 1.950%), 02/25/2045	2,007,974	0.2
428,986 (1)(2)	Figure Line of Credit Trust 2020-1 A, 4.040%, 09/25/2049	418,382	0.1
800,039 (1)(2)	Flagstar Mortgage Trust 2018-2 B2, 3.999%, 04/25/2048	741,710	0.1
875,069 (1)(2)	Flagstar Mortgage Trust 2018-4 B3, 4.133%, 07/25/2048	809,184	0.1
798,767 (1)(2)	Flagstar Mortgage Trust 2018-6RR B1, 4.907%, 10/25/2048	786,965	0.1
226,017 (1)(2)	Flagstar Mortgage Trust 2019-1INV A15, 3.500%, 10/25/2049	203,763	0.0
857,469 (1)(2)	Flagstar Mortgage Trust 2019-2 B2, 4.000%, 12/25/2049	790,297	0.1
3,073,064 (1)(2)	Flagstar Mortgage Trust 2020-1INV B2A, 4.173%, 03/25/2050	2,838,827	0.3
1,531,631 (1)(2)	Flagstar Mortgage Trust 2020-1INV B3, 4.173%, 03/25/2050	1,404,292	0.2
1,685,068 (1)(2)	Flagstar Mortgage Trust 2021-11IN A18, 2.500%, 11/25/2051	1,389,406	0.2
281,618 (1)(2)	Freddie Mac STACR REMIC Trust 2021- DNA5 M2, 6.006%, (SOFR30A + 1.650%), 01/25/2034	282,542	0.0
1,825,522 (1)(2)	Freddie Mac STACR REMIC Trust 2021- DNA6 B1, 7.756%, (SOFR30A + 3.400%), 10/25/2041	1,867,513	0.2
2,096,556 (1)(2)	Freddie Mac STACR REMIC Trust 2021- DNA7 B1, 8.006%, (SOFR30A + 3.650%), 11/25/2041	2,153,292	0.3
3,494,259 (1)(2)	Freddie Mac STACR REMIC Trust 2021- HQA4 B1, 8.106%, (SOFR30A + 3.750%), 12/25/2041	3,587,277	0.4

See Accompanying Notes to Financial Statements

VOYA SECURITIZED CREDIT FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2025 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,988,518 (1)(2)	Freddie Mac STACR REMIC Trust 2022- DNA1 B1, 7.756%, (SOFR30A + 3.400%), 01/25/2042	$7,155,237	0.8
6,604,150 (1)(2)	Freddie Mac STACR REMIC Trust 2022- DNA2 B1, 9.106%, (SOFR30A + 4.750%), 02/25/2042	6,884,363	0.8
2,096,556 (1)(2)	Freddie Mac STACR REMIC Trust 2022- DNA4 M2, 9.606%, (SOFR30A + 5.250%), 05/25/2042	2,231,884	0.3
2,500,000 (1)(2)	Freddie Mac STACR REMIC Trust 2023- HQA3 M2, 7.706%, (SOFR30A + 3.350%), 11/25/2043	2,639,379	0.3
1,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2024- HQA2 M2, 6.156%, (SOFR30A + 1.800%), 08/25/2044	1,006,179	0.1
2,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2025- HQA1 M2, 6.006%, (SOFR30A + 1.650%), 02/25/2045	2,004,088	0.2
253,818 (1)(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	244,687	0.0
25,523 (1)(2)	Galton Funding Mortgage Trust 2019-1 A21, 4.500%, 02/25/2059	24,887	0.0
870,962 (1)(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	845,152	0.1
1,105,563 (1)(2)	GCAT Trust 2022-INV3 B1, 4.604%, 08/25/2052	1,042,582	0.1
2,367,381 (1)(2)	GCAT Trust 2024-INV2 B3, 7.301%, 06/25/2054	2,506,496	0.3
1,740,226 (1)(2)	GCAT Trust 2024-INV4 B4, 7.064%, 12/25/2054	1,719,907	0.2
1,000,000 (1)(2)	GCAT Trust 2025-INV4 B3, 7.280%, 08/25/2055	1,049,899	0.1
125,316 (1)(2)	GS Mortage-Backed Securities Trust 2020- PJ1 A1, 3.500%, 05/25/2050	112,716	0.0
213,037 (1)(2)	GS Mortage-Backed Securities Trust 2020- PJ1 A4, 3.500%, 05/25/2050	191,617	0.0
501,289 (1)(2)	GS Mortage-Backed Securities Trust 2020- PJ1 A8, 3.500%, 05/25/2050	450,886	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,367,872 (1)(2)	GS Mortage-Backed Securities Trust 2020- PJ1 B3, 3.610%, 05/25/2050	$1,212,116	0.1
802,846 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.016%, 08/25/2049	724,259	0.1
53,800 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	50,778	0.0
844,104 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.364%, 11/25/2049	789,927	0.1
37,142 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	34,866	0.0
806,379 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 3.971%, 03/25/2050	749,538	0.1
2,135,325 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.971%, 03/25/2050	1,984,807	0.2
1,829,493 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 3.971%, 03/25/2050	1,696,171	0.2
1,147,825 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 B3, 2.651%, 08/25/2051	920,369	0.1
907,794 (1)(2)	GS Mortgage-Backed Securities Trust 2021- GR3 B3, 3.375%, 04/25/2052	765,140	0.1
910,111 (1)(2)	GS Mortgage-Backed Securities Trust 2021- GR3 B4, 3.375%, 04/25/2052	752,976	0.1
2,777,626 (1)(2)	GS Mortgage-Backed Securities Trust 2022- PJ5 B3, 2.982%, 10/25/2052	2,326,684	0.3
3,507,706 (1)(2)	GS Mortgage-Backed Securities Trust 2023- PJ5 B2, 6.703%, 02/25/2054	3,610,761	0.4
2,145,749 (1)(2)	GS Mortgage-Backed Securities Trust 2024- PJ1 B2, 7.040%, 06/25/2054	2,226,214	0.3
1,944,968 (1)(2)	GS Mortgage-Backed Securities Trust 2024- PJ2 B3, 6.202%, 07/25/2054	1,924,913	0.2

See Accompanying Notes to Financial Statements

VOYA SECURITIZED CREDIT FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2025 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,481,545 (1)(2)	GS Mortgage-Backed Securities Trust 2024- PJ4 B2, 6.063%, 08/25/2054	$1,486,903	0.2
1,945,561 (1)(2)	GS Mortgage-Backed Securities Trust 2024- PJ4 B3, 6.063%, 08/25/2054	1,903,058	0.2
2,292,000 (1)(2)	GS Mortgage-Backed Securities Trust 2025- PJ1 B3, 6.193%, 06/25/2055	2,039,218	0.2
87,716 (2)	GSR Mortgage Loan Trust 2005-AR5 2A3, 4.722%, 10/25/2035	43,837	0.0
132,049 (2)	GSR Mortgage Loan Trust 2006-AR1 2A1, 4.668%, 01/25/2036	124,792	0.0
520,859 (2)	HarborView Mortgage Loan Trust 2007-5 A1A, 4.628%, (TSFR1M + 0.494%), 09/19/2037	452,759	0.1
1,904,906 (1)	HTAP Issuer Trust 2025-1 A, 6.500%, 11/25/2042	1,908,641	0.2
1,590,981 (1)(2)	Hundred Acre Wood Trust 2021-INV3 B3, 3.319%, 12/25/2051	1,358,864	0.2
1,048,278 (1)(2)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	841,303	0.1
1,402,075 (2)	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 4.692%, (TSFR1M + 0.534%), 02/25/2046	1,070,512	0.1
23,475 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	22,267	0.0
16,139 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	15,308	0.0
829,197 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.449%, 08/25/2049	789,619	0.1
829,198 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.449%, 08/25/2049	787,461	0.1
454,598 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.606%, 06/25/2049	437,587	0.1
953,801 (1)(2)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.148%, 05/25/2052	782,809	0.1
1,091,685 (1)(2)	J.P. Morgan Mortgage Trust 2022-1 B3, 3.087%, 07/25/2052	888,944	0.1
2,587,982 (1)(2)	J.P. Morgan Mortgage Trust 2022-6 B3, 3.284%, 11/25/2052	2,156,141	0.3

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,759,669 (1)(2)	J.P. Morgan Mortgage Trust 2023-2 B3, 5.611%, 07/25/2053	$1,678,353	0.2
3,075,224 (1)(2)	J.P. Morgan Mortgage Trust 2024-1 B3, 6.451%, 06/25/2054	3,038,035	0.4
409,141	JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	176,472	0.0
74,513 (2)	JP Morgan Mortgage Trust 2007-A3 1A1, 4.714%, 05/25/2037	62,827	0.0
917,272	JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	318,604	0.0
644,358 (1)(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.687%, 01/25/2044	555,868	0.1
786,000 (1)(2)	JP Morgan Mortgage Trust 2014-5 B4, 2.597%, 10/25/2029	727,755	0.1
1,264,067 (1)(2)	JP Morgan Mortgage Trust 2015-4 B4, 3.507%, 06/25/2045	915,321	0.1
1,000,000 (1)(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.790%, 05/25/2046	757,430	0.1
1,937,162 (1)(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.446%, 01/25/2047	1,738,483	0.2
667,974 (1)(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.790%, 08/25/2047	626,785	0.1
795,600 (1)(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.874%, 11/25/2048	736,083	0.1
812,096 (1)(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.778%, 12/25/2048	738,750	0.1
862,350 (1)(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.706%, 09/25/2048	787,641	0.1
1,221,885 (1)(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.706%, 09/25/2048	1,116,023	0.1
858,094 (1)(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.715%, 10/25/2048	790,964	0.1
1,253,877 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.715%, 10/25/2048	1,155,773	0.1
219,558 (1)(2)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	198,400	0.0
1,154,281 (1)(2)	JP Morgan Mortgage Trust 2018-8 B1, 4.028%, 01/25/2049	1,072,390	0.1
825,841 (1)(2)	JP Morgan Mortgage Trust 2018-8 B2, 4.028%, 01/25/2049	765,080	0.1

See Accompanying Notes to Financial Statements

VOYA SECURITIZED CREDIT FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2025 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
821,497 (1)(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.236%, 02/25/2049	$774,090	0.1
73,529 (1)(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	68,928	0.0
1,190,222 (1)(2)	JP Morgan Mortgage Trust 2019-5 B2, 4.446%, 11/25/2049	1,135,403	0.1
832,989 (1)(2)	JP Morgan Mortgage Trust 2019-6 B1, 4.261%, 12/25/2049	786,780	0.1
1,164,273 (1)(2)	JP Morgan Mortgage Trust 2019-6 B2, 4.261%, 12/25/2049	1,096,616	0.1
312,163 (1)(2)	JP Morgan Mortgage Trust 2019-7 A15, 3.459%, 02/25/2050	282,880	0.0
1,766,975 (1)(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.203%, 02/25/2050	1,571,261	0.2
275,918 (1)(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	248,610	0.0
1,781,193 (1)(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.393%, 03/25/2050	1,594,905	0.2
1,862,261 (1)(2)	JP Morgan Mortgage Trust 2019-HYB1 B1, 4.946%, 10/25/2049	1,886,252	0.2
1,017,490 (1)(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.925%, 09/25/2049	996,555	0.1
295,946 (1)(2)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	268,485	0.0
128,243 (1)(2)	JP Morgan Mortgage Trust 2019-INV2 A3, 3.500%, 02/25/2050	116,344	0.0
2,146,718 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.351%, 05/25/2050	2,001,340	0.2
926,949 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.678%, 12/25/2049	901,851	0.1
926,949 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.678%, 12/25/2049	899,571	0.1
1,690 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.488%, 03/25/2050	1,671	0.0
6,870 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.488%, 03/25/2050	6,826	0.0
871,919 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.335%, 03/25/2050	819,879	0.1
1,523,356 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.335%, 03/25/2050	1,423,536	0.2

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,530,432 (1)(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.574%, 12/25/2050	$1,371,728	0.2
904,712 (1)(2)	JP Morgan Mortgage Trust 2020-8 B3, 3.488%, 03/25/2051	797,572	0.1
17,825 (1)(2)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	17,664	0.0
1,014,499 (1)(2)	JP Morgan Mortgage Trust 2021-10 B2, 2.802%, 12/25/2051	829,444	0.1
4,465,494 (1)(2)	JP Morgan Mortgage Trust 2021-6 B3, 2.833%, 10/25/2051	3,603,300	0.4
732,758 (1)(2)	JP Morgan Mortgage Trust 2021-INV6 A5A, 2.500%, 04/25/2052	602,890	0.1
1,663,617 (1)(2)	JP Morgan Mortgage Trust 2024-12 A9, 6.150%, 06/25/2055	1,688,567	0.2
987,465 (1)(2)	JP Morgan Mortgage Trust 2024-CCM1 B3, 6.546%, 04/25/2055	959,758	0.1
3,649,000 (1)(2)	JP Morgan Mortgage Trust 2025-5MPR M1, 6.941%, 11/25/2055	3,758,870	0.4
1,682,780 (1)(2)	JP Morgan Mortgage Trust 2025-CCM1 B3, 6.101%, 06/25/2055	1,601,550	0.2
310,920 (1)(2)	JP Morgan Mortgage Trust Series 2024-4 A9, 6.500%, 10/25/2054	315,443	0.0
1,962,544 (1)(2)	JP Morgan Mortgage Trust Series 2024-4 B2, 7.114%, 10/25/2054	2,098,092	0.2
3,925,089 (1)(2)	JP Morgan Mortgage Trust Series 2024-4 B3, 7.114%, 10/25/2054	4,108,826	0.5
1,475,503 (1)(2)	JP Morgan Mortgage Trust Series 2024-6 B3, 6.911%, 12/25/2054	1,526,514	0.2
2,240,000 (1)(2)	JP Morgan Mortgage Trust Series 2025- 3 M1, 6.783%, 09/25/2055	2,282,896	0.3
447,043 (1)(2)	JP Morgan Trust 2015-1 B3, 5.662%, 12/25/2044	438,419	0.1
304,384 (1)(2)	JP Morgan Trust 2015-3 B3, 3.570%, 05/25/2045	287,237	0.0
866,534 (1)(2)	JP Morgan Trust 2015-3 B4, 3.570%, 05/25/2045	675,035	0.1
9,783 (2)	Lehman XS Trust Series 2005-5N 3A1B, 5.153%, (12MTA + 1.000%), 11/25/2035	9,740	0.0

See Accompanying Notes to Financial Statements

VOYA SECURITIZED CREDIT FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2025 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,246,189 (1)(2)	Mello Mortgage Capital Acceptance 2018- MTG2 B2, 4.251%, 10/25/2048	$1,195,698	0.1
896,656 (1)(2)	Mello Mortgage Capital Acceptance 2021- MTG3 B3, 2.894%, 07/01/2051	732,981	0.1
163,511 (1)(2)	MFA Trust 2020-NQM3 A3, 1.632%, 01/26/2065	156,424	0.0
2,438,294 (1)(2)	MFA Trust 2021-INV2 M1, 3.199%, 11/25/2056	1,967,088	0.2
900,000 (1)(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	880,495	0.1
1,257,933 (1)(2)	Mill City Mortgage Trust 2015-2 B2, 3.701%, 09/25/2057	1,173,263	0.1
107,276	Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	59,317	0.0
3,924,554 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2024-2 B2, 7.130%, 03/25/2054	4,188,995	0.5
3,694,968 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2024-2 B3, 7.130%, 03/25/2054	3,858,550	0.5
985,991 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2024-4 B3, 6.991%, 09/25/2054	1,020,069	0.1
864,287 (1)(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	846,705	0.1
2,655,637 (1)(2)	Oaktown Re VII Ltd. 2021-2 M1C, 7.706%, (SOFR30A + 3.350%), 04/25/2034	2,700,668	0.3
7,588 (1)(2)	OBX Trust 2019- EXP1 1A3, 4.000%, 01/25/2059	7,529	0.0
93,302 (1)(2)	OBX Trust 2019- EXP3 1A9, 3.500%, 10/25/2059	85,293	0.0
101,051 (1)(2)	OBX Trust 2019- INV2 A25, 4.000%, 05/27/2049	94,789	0.0
212,059 (1)(2)	OBX Trust 2020- EXP3 1A9, 3.000%, 01/25/2060	185,003	0.0
259,747 (1)(2)	OBX Trust 2020- INV1 A21, 3.500%, 12/25/2049	233,969	0.0
865,215 (1)(2)	OBX Trust 2022- J1 A14, 2.500%, 02/25/2052	714,484	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,441,410 (1)(2)	Oceanview Mortgage Trust 2021-5 B3, 2.968%, 10/25/2051	$2,012,587	0.2
2,623,494 (1)(2)	PRET Trust 2025-RPL2 A1, 4.000%, 08/25/2064	2,543,994	0.3
181,125 (1)(2)	PSMC Trust 2019- 3 A12, 3.481%, 11/25/2049	169,065	0.0
600,000 (1)(2)	Radnor Re Ltd. 2024-1 B1, 9.506%, (SOFR30A + 5.150%), 09/25/2034	627,560	0.1
85,784 (1)(2)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	77,835	0.0
815,255 (1)(2)	RCKT Mortgage Trust 2019-1 B1A, 3.888%, 09/25/2049	754,976	0.1
833,259 (1)(2)	RCKT Mortgage Trust 2019-1 B2A, 3.888%, 09/25/2049	768,785	0.1
1,219,775 (1)(2)	RCKT Mortgage Trust 2020-1 B2A, 3.473%, 02/25/2050	1,107,839	0.1
3,614,876 (1)(2)	Redwood Funding Trust 2025-2 A, 7.112%, 10/25/2055	3,648,674	0.4
2,459,514 (1)	Redwood Funding Trust 2025-3 A, 6.231%, 12/27/2056	2,465,538	0.3
194,247 (1)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	187,508	0.0
272,951 (1)(2)	Sequoia Mortgage Trust 2015-3 B3, 3.726%, 07/25/2045	220,617	0.0
1,031,537 (1)(2)	Sequoia Mortgage Trust 2017-2 B2, 3.551%, 02/25/2047	974,169	0.1
651,144 (1)(2)	Sequoia Mortgage Trust 2017-CH1 B2B, 4.492%, 08/25/2047	632,607	0.1
797,600 (1)(2)	Sequoia Mortgage Trust 2019-2 B3, 4.260%, 06/25/2049	749,604	0.1
273,211 (1)(2)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	248,408	0.0
405,385 (1)(2)	Sequoia Mortgage Trust 2019-5 B2, 3.703%, 12/25/2049	373,711	0.1
405,385 (1)(2)	Sequoia Mortgage Trust 2019-5 B3, 3.703%, 12/25/2049	371,936	0.1
466,666 (1)(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 4.920%, 03/25/2049	458,736	0.1
1,022,095 (1)(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.802%, 08/25/2049	1,010,958	0.1

See Accompanying Notes to Financial Statements

VOYA SECURITIZED CREDIT FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2025 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
558,815 (1)(2)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	$526,511	0.1
1,853,710 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.500%, 09/25/2049	1,783,490	0.2
1,091,595 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.500%, 09/25/2049	1,045,795	0.1
869,402 (1)(2)	Sequoia Mortgage Trust 2020-2 B2, 3.633%, 03/25/2050	780,442	0.1
1,518,007 (1)(2)	Sequoia Mortgage Trust 2020-2 B3, 3.633%, 03/25/2050	1,358,178	0.2
1,221,421 (1)(2)	Sequoia Mortgage Trust 2020-3 B3, 3.304%, 04/25/2050	1,063,955	0.1
1,591,191 (1)(2)	Sequoia Mortgage Trust 2021-7 B3, 2.864%, 11/25/2051	1,332,657	0.2
1,396,401 (1)(2)	Sequoia Mortgage Trust 2023-1 B2, 5.131%, 01/25/2053	1,322,895	0.2
985,625 (1)(2)	Sequoia Mortgage Trust 2023-3 B3, 6.132%, 09/25/2053	980,478	0.1
608,274 (1)(2)	Sequoia Mortgage Trust 2024-2 A19, 6.000%, 03/25/2054	614,005	0.1
1,424,427 (1)(2)	Sequoia Mortgage Trust 2024-6 B4, 6.572%, 07/27/2054	1,325,815	0.2
527,407 (1)(2)	Sequoia Mortgage Trust 2024-9 A20, 5.500%, 10/25/2054	526,802	0.1
1,748,444 (1)	Sequoia Mortgage Trust 2025-1 A19, 6.000%, 01/25/2055	1,764,918	0.2
867,257 (1)(2)	Sequoia Mortgage Trust 2025-2 A19, 6.000%, 03/25/2055	875,428	0.1
3,178,126 (1)(2)	Sequoia Mortgage Trust 2025-7 B3, 6.252%, 08/25/2055	3,114,732	0.4
2,266,000 (1)(2)	Sequoia Mortgage Trust 2025-8 B4, 6.251%, 09/25/2055	1,836,233	0.2
725,036 (1)(2)	Shellpoint Co.- Originator Trust 2017-2 B3, 3.618%, 10/25/2047	675,175	0.1
462,774 (1)(2)	STAR Trust 2021-1 A3, 1.528%, 05/25/2065	432,917	0.1
2,096,556 (1)(2)	Starwood Mortgage Residential Trust 2020-1 M1, 2.878%, 02/25/2050	1,872,979	0.2
1,397,704 (1)(2)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2065	1,322,488	0.2

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
34,712 (2)	Structured Adjustable Rate Mortgage Loan Trust Series 2005- 4 3A1, 5.594%, 03/25/2035	$31,363	0.0
2,486,025 (2)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.540%, 01/25/2037	527,522	0.1
768,737 (1)(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.905%, 11/25/2057	766,154	0.1
962,375 (1)(2)	UWM Mortgage Trust 2021-INV4 B3, 3.214%, 12/25/2051	791,414	0.1
3,146,800 (1)(2)	UWM Mortgage Trust 2021-INV5 B3, 3.227%, 01/25/2052	2,641,071	0.3
566,200 (1)(2)	Verus Securitization Trust 2021-3 A1, 1.046%, 06/25/2066	499,067	0.1
338,896 (1)(2)	Verus Securitization Trust 2021-6 A1, 1.630%, 10/25/2066	298,111	0.0
43,948 (2)	Wachovia Mortgage Loan Trust LLC Series Trust 2005-B 2A1, 7.177%, 10/20/2035	43,069	0.0
57,014 (2)	Wachovia Mortgage Loan Trust LLC Series Trust 2005-B 2A2, 7.177%, 10/20/2035	55,874	0.0
210,927 (2)	WaMu Mortgage Pass- Through Certificates 2007-HY2 1A1, 4.161%, 12/25/2036	191,659	0.0
194,160 (2)	WaMu Mortgage Pass- Through Certificates Series 2004-AR7 A6, 5.197%, 07/25/2034	184,087	0.0
224,941 (2)	WaMu Mortgage Pass- Through Certificates Series Trust 2004-AR4 A6, 5.468%, 06/25/2034	220,445	0.0
150,951 (2)	WaMu Mortgage Pass- Through Certificates Series Trust 2005- AR13 A1C3, 5.252%, (TSFR1M + 1.094%), 10/25/2045	148,272	0.0
137,751 (2)	WaMu Mortgage Pass- Through Certificates Series Trust 2005- AR16 1A1, 4.640%, 12/25/2035	126,695	0.0
168,217 (2)	WaMu Mortgage Pass- Through Certificates Series Trust 2006- AR14 1A3, 4.208%, 11/25/2036	151,808	0.0

See Accompanying Notes to Financial Statements

VOYA SECURITIZED CREDIT FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2025 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
532,208 (2)	WaMu Mortgage Pass- Through Certificates Series Trust 2006- AR16 1A1, 4.357%, 12/25/2036	$488,790	0.1
222,055 (2)	WaMu Mortgage Pass- Through Certificates Series Trust 2006- AR16 2A3, 4.470%, 12/25/2036	198,271	0.0
160,901 (2)	WaMu Mortgage Pass- Through Certificates Series Trust 2007- HY1 2A3, 4.387%, 02/25/2037	149,168	0.0
290,388 (2)	WaMu Mortgage Pass- Through Certificates Series Trust 2007- HY1 3A2, 4.108%, 02/25/2037	249,902	0.0
250,904	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005- 10 2A9, 6.000%, 11/25/2035	244,646	0.0
82,941	Washington Mutual Mortgage Pass- Through Certificates WMALT Series Trust 2005-7 1A4, 5.500%, 09/25/2035	76,800	0.0
307,698	Washington Mutual Mortgage Pass- Through Certificates WMALT Series Trust 2005-8 1A2, 5.500%, 10/25/2035	266,925	0.0
409,366 (2)	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2007-OC1 A3, 4.732%, (TSFR1M + 0.574%), 01/25/2047	370,367	0.1
77,900	Wells Fargo Alternative Loan Trust 2007- PA3 3A1, 6.250%, 07/25/2037	68,126	0.0
391,859 (1)(2)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.647%, 07/25/2047	354,378	0.0
35,721 (2)	Wells Fargo Mortgage Backed Securities Trust 2006-AR4 2A4, 6.085%, 04/25/2036	35,438	0.0
251,718 (2)	Wells Fargo Mortgage Backed Securities Trust 2007-AR7 A1, 6.481%, 12/28/2037	228,993	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
140,057 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2019-3 A17, 3.500%, 07/25/2049	$127,590	0.0
1,291,088 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-1 B3, 3.363%, 12/25/2049	1,138,729	0.1
936,782 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-4 B2, 3.154%, 07/25/2050	843,125	0.1
1,135,438 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2021-1 B3, 2.697%, 12/25/2050	863,474	0.1
	Total Collateralized Mortgage Obligations (Cost $316,040,080)	302,871,953	34.9

COMMERCIAL MORTGAGE-BACKED SECURITIES: 34.6%
4,000,000 (1)(2)	Acrec 2025 Fl 3 LLC 2025-FL3 B, 6.077%, (TSFR1M + 1.941%), 08/18/2042	4,002,968	0.5
1,803,038 (1)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 D, 2.000%, 10/15/2054	1,444,244	0.2
3,947,814 (1)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 E, 2.000%, 10/15/2054	3,021,926	0.4
2,750,000 (1)(2)	AREIT Ltd.2025- CRE10 C, 6.234%, (TSFR1M + 2.092%), 01/17/2030	2,731,868	0.3
2,000,000 (1)	ARZ Trust 2024-BILT F, 8.268%, 06/11/2039	2,070,147	0.2
500,000 (1)(2)	Atrium Hotel Portfolio Trust 2017-ATRM C, 6.098%, (TSFR1M + 1.947%), 12/15/2036	488,453	0.1
1,750,000 (1)(2)	BAMLL Trust 2025- ASHF C, 7.151%, (TSFR1M + 3.000%), 02/15/2042	1,761,277	0.2
7,060,000 (1)(2)(3)	BANK 2017-BNK4 XE, 1.630%, 05/15/2050	129,516	0.0
14,780,716 (1)(2)(3)	BANK 2017-BNK8 XE, 1.427%, 11/15/2050	365,865	0.0
9,363,500 (1)(2)(3)	BANK 2018-BN12 XD, 1.534%, 05/15/2061	307,020	0.0
2,500,000 (2)	BANK 2020-BN26 C, 3.414%, 03/15/2063	2,139,809	0.2
36,649,861 (2)(3)	BANK 2020-BN27 XA, 1.261%, 04/15/2063	1,464,193	0.2
11,967,361 (2)(3)	BANK 2020-BN30 XA, 1.366%, 12/15/2053	589,739	0.1
2,300,000 (1)	BANK5 2024-5YR12 D, 4.000%, 12/15/2057	2,029,034	0.2

See Accompanying Notes to Financial Statements

VOYA SECURITIZED CREDIT FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2025 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000	BANK5 2025-5YR17 C, 5.894%, 11/15/2058	$1,003,347	0.1
29,766,724 (2)(3)	Barclays Commercial Mortgage Trust 2019- C4 XA, 1.661%, 08/15/2052	1,333,804	0.2
103,000,000 (1)(2)(3)	BBCCRE Trust 2015- GTP XB, 0.306%, 08/10/2033	3,662	0.0
3,000,000 (1)	BBCMS Mortgage Trust 2024-5C27 D, 4.000%, 07/15/2057	2,695,793	0.3
2,000,000 (1)	BBCMS Mortgage Trust 2024-5C29 D, 4.000%, 09/15/2057	1,766,270	0.2
2,500,000 (1)	BBCMS Mortgage Trust 2024-5C31 D, 4.250%, 12/15/2057	2,233,509	0.3
1,000,000 (2)	BBCMS Mortgage Trust 2025-5C34 C, 7.033%, 05/15/2058	1,052,341	0.1
2,500,000 (2)	BBCMS Mortgage Trust 2025-5C37 C, 6.002%, 09/15/2058	2,540,745	0.3
1,750,000 (1)	BBCMS Mortgage Trust 2025-C32 D, 4.500%, 02/15/2062	1,411,946	0.2
19,981,547 (2)(3)	BBCMS Mortgage Trust 2025-C32 XA, 1.356%, 02/15/2062	1,685,987	0.2
6,087,062 (2)(3)	BBCMS Trust 2021- C10 XA, 1.329%, 07/15/2054	310,214	0.0
1,500,000 (1)(2)	BDS LLC 2025-FL15 C, 6.284%, (TSFR1M + 2.150%), 03/19/2043	1,505,567	0.2
8,000,000 (1)(2)(3)	Benchmark Mortgage Trust 2018-B4 XD, 1.750%, 07/15/2051	318,750	0.0
13,253,026 (1)(2)(3)	Benchmark Mortgage Trust 2018-B5 XD, 1.500%, 07/15/2051	468,403	0.1
46,633,676 (2)(3)	Benchmark Mortgage Trust 2018-B7 XA, 0.561%, 05/15/2053	448,847	0.1
11,579,822 (2)(3)	Benchmark Mortgage Trust 2019-B10 XA, 1.380%, 03/15/2062	420,382	0.1
1,000,000 (2)	Benchmark Mortgage Trust 2019-B13 C, 3.839%, 08/15/2057	835,009	0.1
10,418,134 (1)(2)(3)	Benchmark Mortgage Trust 2019-B14 XD, 1.403%, 12/15/2062	501,529	0.1
1,350,000 (1)	Benchmark Mortgage Trust 2019-B9 D, 3.000%, 03/15/2052	896,185	0.1
3,220,000 (1)(2)(3)	Benchmark Mortgage Trust 2019-B9 XD, 2.157%, 03/15/2052	181,059	0.0

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
10,947,699 (2)(3)	Benchmark Mortgage Trust 2020-B17 XA, 1.494%, 03/15/2053	$457,792	0.1
12,845,189 (2)(3)	Benchmark Mortgage Trust 2020-B18 XA, 1.853%, 07/15/2053	667,523	0.1
6,471,926 (2)(3)	Benchmark Mortgage Trust 2020-B20 XA, 1.635%, 10/15/2053	343,310	0.0
11,026,012 (2)(3)	Benchmark Mortgage Trust 2020-B22 XA, 1.613%, 01/15/2054	700,131	0.1
23,743,270 (2)(3)	Benchmark Mortgage Trust 2021-B25 XA, 1.190%, 04/15/2054	985,713	0.1
4,817,334 (2)(3)	Benchmark Mortgage Trust 2021-B28 XA, 1.351%, 08/15/2054	245,901	0.0
3,000,000 (1)	Benchmark Mortgage Trust 2025-V16 D, 4.500%, 08/15/2058	2,631,441	0.3
3,500,000 (2)	Benchmark Mortgage Trust 2025-V17 C, 5.873%, 09/15/2058	3,520,933	0.4
1,000,000 (1)(2)	BHMS Commercial Mortgage Trust 2025- ATLS B, 6.700%, (TSFR1M + 2.550%), 08/15/2042	1,003,334	0.1
4,598,445 (1)(4)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	3,963,738	0.5
2,341,154 (1)(4)	BMD2 Re-Remic Trust 2019-FRR1 4A, 0.000%, 05/25/2052	1,938,408	0.2
5,887,827 (1)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.357%, 05/25/2052	5,008,083	0.6
2,000,000 (1)	BMO Mortgage Trust 2024-5C6 D, 4.500%, 09/15/2057	1,783,661	0.2
1,000,000 (2)	BMO Mortgage Trust 2025-5C10 C, 6.485%, 05/15/2058	1,027,036	0.1
1,000,000 (1)(2)	BOCA Commercial Mortgage Trust 2024- BOCA B, 6.490%, (TSFR1M + 2.340%), 08/15/2041	1,006,890	0.1
2,163,462 (1)(2)	BX 2024-PALM B, 5.941%, (TSFR1M + 1.791%), 06/15/2037	2,157,043	0.3
1,679,341 (1)(2)	BX Commercial Mortgage Trust 2019- IMC D, 6.096%, (TSFR1M + 1.946%), 04/15/2034	1,655,262	0.2

See Accompanying Notes to Financial Statements

VOYA SECURITIZED CREDIT FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2025 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
700,000 (1)(2)	BX Commercial Mortgage Trust 2021-21M E, 6.435%, (TSFR1M + 2.285%), 10/15/2036	$699,539	0.1
876,738 (1)(2)	BX Commercial Mortgage Trust 2021-SOAR G, 7.065%, (TSFR1M + 2.914%), 06/15/2038	877,431	0.1
2,831,598 (1)(2)	BX Commercial Mortgage Trust 2021-VOLT F, 6.665%, (TSFR1M + 2.514%), 09/15/2036	2,828,150	0.3
3,300,000 (1)(2)	BX Commercial Mortgage Trust 2022-CSMO B, 7.291%, (TSFR1M + 3.141%), 06/15/2027	3,340,558	0.4
966,612 (1)(2)	BX Commercial Mortgage Trust 2023-XL3 D, 7.739%, (TSFR1M + 3.589%), 12/09/2040	971,068	0.1
1,918,360 (1)(2)	BX Commercial Mortgage Trust 2024-AIR2 D, 6.941%, (TSFR1M + 2.790%), 10/15/2041	1,927,692	0.2
987,006 (1)(2)	BX Commercial Mortgage Trust 2024-KING D, 6.640%, (TSFR1M + 2.490%), 05/15/2034	991,380	0.1
3,158,420 (1)(2)	BX Commercial Mortgage Trust 2024-KING E, 7.838%, (TSFR1M + 3.688%), 05/15/2034	3,180,853	0.4
885,455 (1)(2)	BX Commercial Mortgage Trust 2024-MF D, 6.840%, (TSFR1M + 2.690%), 02/15/2039	889,389	0.1
1,392,053 (1)(2)	BX Commercial Mortgage Trust 2024-XL4 D, 7.290%, (TSFR1M + 3.140%), 02/15/2039	1,399,506	0.2
2,395,712 (1)(2)	BX Commercial Mortgage Trust 2025-BCAT C, 6.050%, (TSFR1M + 1.900%), 08/15/2042	2,406,312	0.3
2,800,000 (1)(2)	BX Trust 2021-ARIA F, 6.858%, (TSFR1M + 2.708%), 10/15/2036	2,801,849	0.3
1,000,000 (1)(2)	BX Trust 2021-LGCY E, 5.964%, (TSFR1M + 1.814%), 10/15/2036	996,790	0.1

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,859,724 (1)(2)	BX Trust 2021-RISE D, 6.014%, (TSFR1M + 1.864%), 11/15/2036	$1,859,525	0.2
2,231,783 (1)(2)	BX Trust 2021-SDMF E, 5.851%, (TSFR1M + 1.701%), 09/15/2034	2,223,123	0.3
2,000,000 (1)(2)	BX Trust 2022-LBA6 E, 6.850%, (TSFR1M + 2.700%), 01/15/2039	2,000,354	0.2
500,000 (1)(2)	BX Trust 2022-VAMF F, 7.449%, (TSFR1M + 3.299%), 01/15/2039	496,512	0.1
2,250,000 (1)(2)	BX Trust 2023-DELC A, 6.840%, (TSFR1M + 2.690%), 05/15/2038	2,268,629	0.3
2,580,080 (1)(2)	BX Trust 2025-LUNR D, 6.650%, (TSFR1M + 2.500%), 06/15/2040	2,593,531	0.3
1,668,493 (1)(2)	BX Trust 2025-ROIC E, 7.091%, (TSFR1M + 2.941%), 03/15/2030	1,674,476	0.2
2,500,000 (1)(2)	BX Trust 2025-TAIL D, 6.600%, (TSFR1M + 2.450%), 06/15/2035	2,506,884	0.3
2,750,000 (1)(2)	BX Trust 2025-VLT6 E, 7.341%, (TSFR1M + 3.191%), 03/15/2042	2,752,254	0.3
2,000,000 (1)(2)	BXMT Ltd. 2025-FL5 A, 5.775%, (TSFR1M + 1.639%), 10/18/2042	2,009,242	0.2
2,000,000 (1)(2)	BXSC Commercial Mortgage Trust 2022-WSS E, 8.285%, (TSFR1M + 4.134%), 03/15/2035	2,010,036	0.2
1,000,000 (2)	Cantor Commercial Real Estate Lending 2019-CF1 B, 4.178%, 05/15/2052	920,833	0.1
1,148,000 (1)	Cantor Commercial Real Estate Lending 2019-CF2 D, 2.500%, 11/15/2052	916,676	0.1
1,250,000 (1)(2)	Cantor Commercial Real Estate Lending 2019-CF3 D, 2.500%, 01/15/2053	860,725	0.1
1,000,000	CD Mortgage Trust 2017-CD3 A4, 3.631%, 02/10/2050	971,404	0.1
11,850,594 (2)(3)	CD Mortgage Trust 2019-CD8 XA, 1.524%, 08/15/2057	481,365	0.1
2,000,000 (1)	CFK Trust 2020-MF2 C, 2.995%, 03/15/2039	1,810,125	0.2
45,735,707 (1)(2)(3)	Citigroup Commercial Mortgage Trust 2014-GC19 XD, 1.323%, 03/11/2047	536,937	0.1

See Accompanying Notes to Financial Statements

VOYA SECURITIZED CREDIT FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2025 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(2)	Citigroup Commercial Mortgage Trust 2016-C2 D, 3.250%, 08/10/2049	$938,835	0.1
14,434,785 (1)(2)(3)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.394%, 09/15/2050	299,974	0.0
1,000,000 (1)(2)	Citigroup Commercial Mortgage Trust 2021-PRM2 D, 6.165%, (TSFR1M + 2.014%), 10/15/2038	994,390	0.1
2,000,000 (1)(2)	Citigroup Commercial Mortgage Trust 2023-PRM3 C, 6.572%, 07/10/2028	2,055,321	0.2
1,000,000 (1)(2)	Citigroup Commercial Mortgage Trust 2023-SMRT D, 6.048%, 10/12/2040	998,625	0.1
2,750,000 (1)(2)	COMM Mortgage Trust 2024-CBM D, 8.190%, 12/10/2041	2,809,857	0.3
16,406,000 (1)(2)(3)	CSAIL Commercial Mortgage Trust 2017-CX10 XE, 1.065%, 11/15/2050	316,463	0.0
2,360,000 (2)	CSAIL Commercial Mortgage Trust 2018-CX12 B, 4.614%, 08/15/2051	2,257,360	0.3
1,000,000 (2)	CSAIL Commercial Mortgage Trust 2020-C19 C, 3.734%, 03/15/2053	819,358	0.1
1,847,000	DBJPM Mortgage Trust 2016-C3 B, 3.264%, 08/10/2049	1,754,344	0.2
1,000,000 (1)(2)	DBWF Mortgage Trust 2015-LCM D, 3.535%, 06/10/2034	922,394	0.1
3,500,000 (1)(2)	DK Trust 2024-SPBX D, 6.900%, (TSFR1M + 2.750%), 03/15/2034	3,513,700	0.4
1,800,000 (1)(2)	DK Trust 2025-LXP C, 6.392%, (TSFR1M + 2.242%), 08/15/2037	1,805,883	0.2
2,529,828 (1)(2)	Extended Stay America Trust 2021-ESH E, 7.114%, (TSFR1M + 2.964%), 07/15/2038	2,534,456	0.3
2,000,000 (1)(2)	Extended Stay America Trust 2025-ESH E, 7.500%, (TSFR1M + 3.350%), 10/15/2042	2,012,501	0.2
1,600,000 (1)(2)	Extended Stay America Trust 2025-ESH F, 8.250%, (TSFR1M + 4.100%), 10/15/2042	1,610,003	0.2

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,650,000 (1)(2)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU E, 7.300%, (TSFR1M + 3.150%), 12/15/2039	$2,662,268	0.3
13,162,367 (1)(2)(3)	Freddie Mac Multifamily ML Certificates 2021-ML11 XUS, 0.769%, 03/25/2038	632,237	0.1
3,351,118 (2)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1515 X1, 1.632%, 02/25/2035	334,398	0.0
9,015,702 (2)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 1.093%, 08/25/2036	671,070	0.1
43,802,054 (1)(3)	FREMF Mortgage Trust 2016-K57 X2A, 0.100%, 08/25/2049	22,946	0.0
12,250,292 (1)(3)	FREMF Mortgage Trust 2016-K57 X2B, 0.100%, 08/25/2049	9,669	0.0
5,187,577 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1C, 0.000%, 11/29/2050	4,668,960	0.5
4,000,000 (1)	GAM RE-REMIC Trust 2022-FRR3 BK71, 1.958%, 11/27/2050	3,694,169	0.4
2,000,000 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	1,636,840	0.2
68,350 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	67,361	0.0
4,239,306 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	4,068,608	0.5
2,000,000 (1)(2)	Great Wolf Trust 2024-WOLF D, 7.040%, (TSFR1M + 2.890%), 03/15/2039	2,014,141	0.2
1,400,000 (1)(2)	GS Mortgage Securities Corp. Trust 2023-FUN C, 7.540%, (TSFR1M + 3.389%), 03/15/2028	1,412,080	0.2
5,372,668 (2)(3)	GS Mortgage Securities Trust 2019-GC38 XA, 1.169%, 02/10/2052	145,314	0.0
1,516,508 (1)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	1,164,723	0.1
11,451,383 (2)(3)	GS Mortgage Securities Trust 2019-GC40 XA, 1.256%, 07/10/2052	378,805	0.0
1,257,933 (1)	GS Mortgage Securities Trust 2021-GSA3 D, 2.250%, 12/15/2054	764,844	0.1

See Accompanying Notes to Financial Statements

VOYA SECURITIZED CREDIT FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2025 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
500,000 (1)	GS Mortgage Securities Trust 2021-GSA3 E, 2.250%, 12/15/2054	$261,834	0.0
2,000,000 (1)(2)	GSAT Trust 2025-BMF E, 7.450%, (TSFR1M + 3.300%), 07/15/2040	2,008,739	0.2
2,500,000 (1)(2)	GSMS Trustair 2024-FAIR C, 7.120%, 07/15/2029	2,568,430	0.3
2,700,000 (1)(2)	GWT 2024-WLF2 D, 7.090%, (TSFR1M + 2.939%), 05/15/2041	2,719,333	0.3
980,000 (1)(2)	HIT Trust 2022-HI32 B, 7.339%, (TSFR1M + 3.189%), 07/15/2039	984,214	0.1
2,000,000 (1)(2)	HLTN Commercial Mortgage Trust 2024-DPLO D, 7.489%, (TSFR1M + 3.339%), 06/15/2041	2,015,062	0.2
1,000,000 (1)(2)	ILPT Commercial Mortgage Trust 2025-LPF2 C, 6.023%, 07/13/2042	1,018,438	0.1
2,250,000 (1)(2)	INTOWN Mortgage Trust 2025-STAY E, 8.000%, (TSFR1M + 3.850%), 03/15/2042	2,254,945	0.3
3,064,244 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.394%, 01/05/2034	3,016,589	0.4
1,000,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2024-OMNI D, 5.990%, 10/05/2039	999,463	0.1
250,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2021-MHC E, 6.965%, (TSFR1M + 2.814%), 04/15/2038	250,555	0.0
2,143,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2021-MHC F, 7.465%, (TSFR1M + 3.314%), 04/15/2038	2,149,418	0.3
22,522,263 (1)(2)(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 XC, 1.196%, 11/15/2045	121,482	0.0
46,979,000 (1)(2)(3)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	451,581	0.1

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
34,428,000 (1)(2)(3)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XE, 0.201%, 01/15/2048	$57,011	0.0
432,640 (2)	JPMBB Commercial Mortgage Securities Trust 2015-C29 B, 4.118%, 05/15/2048	431,696	0.1
1,150,000 (1)(2)	JW Trust 2024-BERY A, 5.743%, (TSFR1M + 1.593%), 11/15/2039	1,153,452	0.1
2,500,000 (1)(2)	KSL Commercial Mortgage Trust 2024-HT2 D, 7.440%, (TSFR1M + 3.290%), 12/15/2039	2,503,421	0.3
1,445,805 (1)(2)	LAQ Mortgage Trust 2023-LAQ D, 8.339%, (TSFR1M + 4.188%), 03/15/2036	1,410,927	0.2
1,000,000 (1)(2)	LoanCore 2025 Issuer LLC 2025-CRE8 C, 6.284%, (TSFR1M + 2.141%), 08/17/2042	993,515	0.1
3,500,000 (1)(2)	MAD Commercial Mortgage Trust 2025-11MD A, 4.754%, 10/15/2042	3,494,735	0.4
805,692 (1)(2)	MCR Mortgage Trust 2024-HTL D, 8.056%, (TSFR1M + 3.905%), 02/15/2037	808,922	0.1
1,500,000 (1)(2)	MF1 LLC 2025-FL20 A, 5.586%, (TSFR1M + 1.450%), 02/18/2043	1,507,031	0.2
1,600,000 (1)(2)	MHC Commercial Mortgage Trust 2021-MHC F, 6.865%, (TSFR1M + 2.715%), 04/15/2038	1,602,523	0.2
800,000 (1)(2)	MHC Trust 2021-MHC2 E, 6.214%, (TSFR1M + 2.064%), 05/15/2038	801,469	0.1
2,000,000 (1)(2)	MHP 2021-STOR G, 7.015%, (TSFR1M + 2.864%), 07/15/2038	2,002,340	0.2
2,000,000 (1)(2)	MHP 2022-MHIL F, 7.409%, (TSFR1M + 3.259%), 01/15/2039	2,001,932	0.2
3,000,000 (1)(2)	MHP Commercial Mortgage Trust 2025-MHIL2 E, 7.650%, (TSFR1M + 3.500%), 09/15/2040	3,006,791	0.4
3,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 B, 4.039%, 05/15/2049	2,876,025	0.3

See Accompanying Notes to Financial Statements

VOYA SECURITIZED CREDIT FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2025 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30 AS, 3.175%, 09/15/2049	$1,928,831	0.2
1,270,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C1 B, 6.513%, 03/15/2058	1,325,173	0.2
2,500,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C1 C, 6.859%, 03/15/2058	2,599,149	0.3
14,067,411 (2)(3)	Morgan Stanley Capital I 2017-HR2 XA, 0.990%, 12/15/2050	211,123	0.0
10,870,640 (1)(2)(3)	Morgan Stanley Capital I 2017-HR2 XD, 1.729%, 12/15/2050	323,470	0.0
2,900,000	Morgan Stanley Capital I Trust 2016-BNK2 B, 3.485%, 11/15/2049	2,658,915	0.3
1,171,000 (2)	Morgan Stanley Capital I Trust 2018-H3 C, 4.995%, 07/15/2051	1,090,930	0.1
25,653,728 (2)(3)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.366%, 07/15/2052	984,620	0.1
6,586,500 (1)(2)(3)	Morgan Stanley Capital I Trust 2019-H7 XD, 1.512%, 07/15/2052	297,976	0.0
1,500,000	Morgan Stanley Capital I Trust 2020-HR8 A4, 2.041%, 07/15/2053	1,345,541	0.2
3,500,000 (1)(2)	NXPT Commercial Mortgage Trust 2024-STOR E, 6.927%, 11/05/2041	3,550,747	0.4
2,750,000 (1)(2)	NYC Commercial Mortgage Trust 2025-3BP D, 6.591%, (TSFR1M + 2.441%), 02/15/2042	2,739,552	0.3
2,750,000 (1)(2)	ORL Trust 2024-GLKS E, 7.340%, (TSFR1M + 3.190%), 12/15/2039	2,764,504	0.3
2,500,000 (1)(2)	PENN Commercial Mortgage Trust 2025-P11 B, 6.125%, 08/10/2042	2,548,809	0.3
515,143 (1)	Prima Capital CRE Securitization Ltd. 2019-7A C, 3.250%, 12/25/2050	507,908	0.1
6,988,518 (1)	Prima Capital CRE Securitization Ltd. 2019-7A D, 4.250%, 12/25/2050	6,611,636	0.8
2,750,000 (1)(2)	PRM Trust 2025-PRM6 E, 6.803%, 07/05/2033	2,753,265	0.3

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,750,000 (1)(2)	PRM5 Trust 2025-PRM5 D, 5.812%, 03/10/2033	$2,744,310	0.3
5,550,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.337%, 11/08/2049	5,332,398	0.6
4,402,767 (1)(4)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	3,963,399	0.5
4,000,000 (1)(2)	SCG Commercial Mortgage Trust 2025-FLWR C, 5.900%, (TSFR1M + 1.750%), 08/15/2042	4,009,776	0.5
1,000,000 (1)(2)	SDAL Trust 2025-DAL A, 6.591%, (TSFR1M + 2.441%), 04/15/2042	1,010,615	0.1
2,320,000 (1)(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.852%, 03/15/2037	1,937,017	0.2
2,500,000 (1)(2)	SMRT 2022-MINI F, 7.501%, (TSFR1M + 3.350%), 01/15/2039	2,441,311	0.3
3,750,000 (1)(2)	SWCH Commercial Mortgage Trust 2025-DATA E, 7.490%, (TSFR1M + 3.340%), 02/15/2042	3,745,313	0.4
14,348,439 (2)(3)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.684%, 04/15/2052	546,782	0.1
1,659,000 (2)	UBS Commercial Mortgage Trust 2019-C18 B, 3.681%, 12/15/2052	1,478,630	0.2
2,000,000 (1)	VTR Commercial Mortgage Trust 2025-STEM C, 6.057%, 10/13/2041	2,000,639	0.2
1,560,000 (1)(2)	WCORE Commercial Mortgage Trust 2024-CORE D, 7.090%, (TSFR1M + 2.940%), 11/15/2041	1,568,806	0.2
5,642,089 (1)(2)(3)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.707%, 09/15/2058	196	0.0
16,657,000 (1)(2)(3)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.707%, 09/15/2058	576	0.0
3,375,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2016-LC25 D, 3.171%, 12/15/2059	3,107,736	0.4

See Accompanying Notes to Financial Statements

29

VOYA SECURITIZED CREDIT FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2025 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,488,032 (1)(2)(3)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XFG, 2.000%, 11/15/2049	$83,471	0.0
1,000,000 (2)	Wells Fargo Commercial Mortgage Trust 2017-C38 B, 3.917%, 07/15/2050	947,085	0.1
21,320,575 (2)(3)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 0.996%, 10/15/2050	248,109	0.0
13,475,265 (2)(3)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.920%, 06/15/2051	233,045	0.0
1,000,000	Wells Fargo Commercial Mortgage Trust 2019-C54 C, 3.810%, 12/15/2052	888,089	0.1
1,380,000	Wells Fargo Commercial Mortgage Trust 2021-C59 B, 3.034%, 04/15/2054	1,178,954	0.1
13,958,098 (2)(3)	Wells Fargo Commercial Mortgage Trust 2021-C60 XA, 1.617%, 08/15/2054	879,131	0.1
2,500,000 (1)	Wells Fargo Commercial Mortgage Trust 2021-C61 D, 2.500%, 11/15/2054	1,836,052	0.2
2,500,000	Wells Fargo Commercial Mortgage Trust 2025-5C5 A3, 5.590%, 07/15/2058	2,616,210	0.3
1,000,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2025-B33RP C, 6.150%, (TSFR1M + 2.000%), 08/15/2042	1,001,482	0.1
726,373 (2)	WFRBS Commercial Mortgage Trust 2014-C21 B, 4.213%, 08/15/2047	709,598	0.1
	Total Commercial Mortgage-Backed Securities
	(Cost $295,319,902)	299,673,404	34.6

ASSET-BACKED SECURITIES: 23.6%
	Automobile Asset-Backed Securities: 0.2%
1,650 (1)(5)	Carvana Auto Receivables Trust 2023-P1 R, 03/11/2030	107,912	0.0
3,334 (1)(5)	Chase Auto Owner Trust 2024-3A R1, 09/25/2031	931,212	0.1

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
2,000 (1)(5)	Chase Auto Owner Trust 2024-4A R1, 11/25/2031	$570,687	0.1
		1,609,811	0.2
	Home Equity Asset-Backed Securities: 0.8%
480,012 (1)(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	392,173	0.1
656,092 (1)(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A3, 7.250%, 02/25/2038	499,772	0.1
2,204,037 (2)	GSAA Home Equity Trust 2006-14 A3A, 4.772%, (TSFR1M + 0.614%), 09/25/2036	652,835	0.1
853,558 (2)	GSAA Home Equity Trust 2007-1 1A1, 4.432%, (TSFR1M + 0.274%), 02/25/2037	238,441	0.0
2,434,882 (1)	Point Securitization Trust 2025-1 A1, 6.250%, 06/25/2055	2,437,076	0.3
128,285 (2)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.640%, 11/25/2035	128,327	0.0
255,807 (2)	Renaissance Home Equity Loan Trust 2005-4 A6, 5.749%, 02/25/2036	239,408	0.0
1,843,973 (1)	Unlock HEA Trust 2024-2 A, 6.500%, 10/25/2039	1,842,002	0.2
		6,430,034	0.8

	Other Asset-Backed Securities: 20.4%
1,550,000 (1)(2)	AB BSL CLO 3 Ltd. 2021-3A D1R, 6.975%, (TSFR3M + 2.650%), 04/20/2038	1,545,307	0.2
1,650,000 (1)(2)	AB BSL CLO 5 Ltd. 2024-5A C, 6.425%, (TSFR3M + 2.100%), 01/20/2038	1,657,103	0.2
2,650,000 (1)(2)	Apidos CLO XXIV 2016-24A BRR, 6.637%, (TSFR3M + 2.312%), 10/20/2030	2,655,128	0.3
1,892,400 (1)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	1,829,238	0.2
1,000,000 (1)(2)	Bain Capital Credit CLO Ltd. 2022-4A CR, 6.368%, (TSFR3M + 2.050%), 10/16/2037	1,004,002	0.1

See Accompanying Notes to Financial Statements

30

VOYA SECURITIZED CREDIT FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2025 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
4,000,000 (1)(2)	Bain Capital Credit CLO Ltd. 2024-2A C, 6.818%, (TSFR3M + 2.500%), 07/15/2037	$4,025,860	0.5
2,850,000 (1)(2)	Balboa Bay Loan Funding Ltd. 2022-1A CR, 6.625%, (TSFR3M + 2.300%), 04/20/2037	2,860,565	0.3
87,004 (2)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 6.147%, 10/25/2036	87,552	0.0
1,000,000 (1)(2)	Birch Grove Clo 11 Ltd. 2024-11A E, 10.132%, (TSFR3M + 5.800%), 01/22/2038	1,015,000	0.1
1,700,000 (1)(2)	Birch Grove CLO 12 Ltd. 2025-12A D2, 8.093%, (TSFR3M + 3.750%), 04/22/2038	1,706,514	0.2
1,250,000 (1)(2)	Birch Grove CLO 12 Ltd. 2025-12A E, 9.293%, (TSFR3M + 4.950%), 04/22/2038	1,252,639	0.1
900,000 (1)(2)	Birch Grove Clo 9 Ltd. 2024-9A C, 6.332%, (TSFR3M + 2.000%), 10/22/2037	904,637	0.1
3,000,000 (1)(2)	BlueMountain CLO XXX Ltd. 2020-30A CR2, 0.010%, (TSFR3M + 1.850%), 04/15/2035	3,007,500	0.3
3,250,000 (1)(2)	BlueMountain CLO XXXIII Ltd. 2021-33A BR, 0.010%, (TSFR3M + 1.700%), 10/20/2038	3,254,063	0.4
1,400,000 (1)	Bojangles Issuer LLC 2024-1A A2, 6.584%, 11/20/2054	1,421,235	0.2
1,700,000 (1)(2)	CBAM Ltd. 2017-1A CR2, 6.425%, (TSFR3M + 2.100%), 01/20/2038	1,707,575	0.2
5,000,000 (1)(2)	CBAM Ltd. 2019-9A CR, 7.018%, (TSFR3M + 2.700%), 07/15/2037	5,031,505	0.6
6,450,000 (1)(2)	Cedar Funding II CLO Ltd. 2013-1A CR3, 6.037%, (TSFR3M + 1.950%), 07/22/2038	6,469,492	0.7
2,600,000 (1)(2)	Cedar Funding V CLO Ltd. 2016-5A CR, 6.684%, (TSFR3M + 2.362%), 07/17/2031	2,604,537	0.3
2,300,000 (1)	Cherry Securitization Trust 2025-1A A, 6.130%, 11/15/2032	2,339,070	0.3
1,500,000 (1)(2)	CIFC Funding Ltd. 2024-3A C, 6.525%, (TSFR3M + 2.200%), 07/21/2037	1,507,748	0.2

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,247,293 (1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	$1,154,081	0.1
3,416,875 (1)	DB Master Finance LLC 2021-1A A23, 2.791%, 11/20/2051	3,041,794	0.3
905,280 (1)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	872,649	0.1
1,650,000 (1)(2)	Elevation CLO Ltd. 2021-14A C2R, 6.475%, (TSFR3M + 2.150%), 01/20/2038	1,640,298	0.2
3,000,000 (1)(2)	Elmwood CLO 18 Ltd. 2022-5A CRR, 6.322%, (TSFR3M + 2.000%), 07/17/2037	3,017,607	0.3
1,536,630 (1)	Goddard Funding LLC 2022-1A A2, 6.864%, 10/30/2052	1,557,344	0.2
10,384 (1)(2)	HGI CRE CLO Ltd. 2021-FL2 A, 5.261%, (TSFR1M + 1.114%), 09/17/2036	10,378	0.0
521,107 (1)	J.G. Wentworth XLI LLC 2018-1A B, 4.700%, 10/15/2074	462,601	0.1
1,592,000 (1)	Jersey Mike's Funding LLC 2024-1A A2, 5.636%, 02/15/2055	1,625,019	0.2
589,051 (1)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	537,289	0.1
710,914 (1)	LCSS Financing LLC 2018-A A, 4.700%, 12/15/2062	630,917	0.1
976,637 (1)	Loanpal Solar Loan Ltd. 2020-3GS B, 3.450%, 12/20/2047	738,287	0.1
850,000 (1)(2)	Magnetite Xlv Ltd. 2025-45A E, 8.785%, (TSFR3M + 4.500%), 04/15/2038	851,847	0.1
777,174 (1)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	701,582	0.1
472,021 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	444,055	0.1
649,199 (1)	Mosaic Solar Loan Trust 2018-2GS A, 4.200%, 02/22/2044	608,542	0.1
354,923 (1)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	322,515	0.0
605,972 (1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	527,380	0.1

See Accompanying Notes to Financial Statements

31

VOYA SECURITIZED CREDIT FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2025 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
671,664 (1)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	$538,305	0.1
436,681 (1)	Mosaic Solar Loans LLC 2017-2A A, 3.820%, 06/22/2043	411,590	0.0
1,400,000 (1)(2)	Neuberger Berman CLO XX Ltd. 2015-20A D2R3, 8.018%, (TSFR3M + 3.700%), 04/15/2039	1,402,838	0.2
1,850,000 (1)(2)	Neuberger Berman Loan Advisers CLO 27 Ltd. 2018-27A CR, 6.418%, (TSFR3M + 2.100%), 07/15/2038	1,860,715	0.2
3,135,000 (1)(2)	Oaktree CLO Ltd. 2019-4A CRR, 6.595%, (TSFR3M + 2.270%), 07/20/2037	3,149,399	0.4
1,100,000 (1)(2)	Oaktree CLO Ltd. 2024-25A C, 6.825%, (TSFR3M + 2.500%), 04/20/2037	1,105,814	0.1
3,500,000 (1)(2)	OCP CLO Ltd. 2020-20A CR, 6.779%, (TSFR3M + 2.450%), 04/18/2037	3,517,014	0.4
2,000,000 (1)(2)	Octagon 75 Ltd. 2025-1A D1, 6.932%, (TSFR3M + 2.600%), 01/22/2038	2,019,088	0.2
2,399,795 (1)	Pagaya AI Debt Grantor Trust 2025-1 B, 5.628%, 07/15/2032	2,427,603	0.3
3,750,000 (1)(2)	Palmer Square CLO Ltd. 2018-2A BR, 6.818%, (TSFR3M + 2.500%), 04/16/2037	3,772,549	0.4
1,600,000 (1)(2)	Palmer Square Loan Funding Ltd. 2025-1A D, 8.311%, (TSFR3M + 4.100%), 02/15/2033	1,605,310	0.2
3,400,000 (1)(2)	Parallel Ltd. 2023-1A BR, 6.375%, (TSFR3M + 2.050%), 07/20/2036	3,405,729	0.4
6,336,000 (1)	Planet Fitness Master Issuer LLC 2024-1A A2II, 6.237%, 06/05/2054	6,472,524	0.7
4,142,328 (1)	Sabal Issuer 2025 1 LLC 2025-1A A, 6.280%, 11/01/2060	4,246,823	0.5
600,000 (1)(2)	Sound Point CLO VII-R Ltd. 2014-3RA C, 6.831%, (TSFR3M + 2.512%), 10/23/2031	600,854	0.1

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
4,100,000 (1)(2)	Sound Point CLO XXIX Ltd. 2021-1A C1, 6.880%, (TSFR3M + 2.562%), 04/25/2034	$4,106,638	0.5
7,371 (2)	Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 4.612%, (TSFR1M + 0.454%), 12/25/2036	7,355	0.0
7,493,375 (1)	Subway Funding LLC 2024-3A A2II, 5.566%, 07/30/2054	7,534,266	0.9
759,623 (1)	Sunnova Helios II Issuer LLC 2018-1A A, 4.870%, 07/20/2048	730,679	0.1
1,132,611 (1)	Sunnova Helios II Issuer LLC 2018-1A B, 7.710%, 07/20/2048	1,023,731	0.1
4,587,513 (1)	Sunnova Helios II Issuer LLC 2021-B B, 2.010%, 07/20/2048	3,385,783	0.4
2,212,627 (1)	SUNNOVA HELIOS II ISSUER LLC 2021-B A, 1.620%, 07/20/2048	1,941,006	0.2
863,664 (1)	Sunnova Helios IV Issuer LLC 2020-AA A, 2.980%, 06/20/2047	770,168	0.1
1,540,483 (1)	Sunnova Helios XII Issuer LLC 2023-B C, 6.000%, 08/22/2050	1,146,404	0.1
2,410,328 (1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	2,029,890	0.2
2,083,323 (1)	Sunrun Atlas Issuer LLC 2019-2 A, 3.610%, 02/01/2055	1,994,503	0.2
2,076,746 (1)	Sunrun Iris Issuer LLC 2023-1A A, 5.750%, 01/30/2059	2,048,652	0.2
4,341,756 (1)	Sunrun Jupiter Issuer LLC 2022-1A A, 4.750%, 07/30/2057	4,171,297	0.5
795,794 (1)	Sunrun Xanadu Issuer LLC 2019-1A A, 3.980%, 06/30/2054	755,862	0.1
7,500,000 (1)(2)	Symphony CLO 43 Ltd. 2024-43A C, 6.868%, (TSFR3M + 2.550%), 04/15/2037	7,540,283	0.9
885,000 (1)(2)	Symphony CLO XIX Ltd. 2018-19A C, 6.329%, (TSFR3M + 2.012%), 04/16/2031	886,185	0.1
3,930,000 (1)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	3,445,547	0.4

See Accompanying Notes to Financial Statements

32

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
5,000,000 (1)(2)	THL Credit Wind River Clo Ltd. 2017-3A CR2, 6.488%, (TSFR3M + 2.200%), 04/15/2035	$5,008,440	0.6
1,001,697 (1)	TIF Funding II LLC 2021-1A A, 1.650%, 02/20/2046	915,253	0.1
6,800,000 (1)	Trafigura Securitisation Finance PLC 2024-1A A2, 5.980%, 11/15/2027	6,922,937	0.8
1,294,898 (1)	Triton Container Finance VIII LLC 2021-1A B, 2.580%, 03/20/2046	1,195,336	0.1
1,266,720 (1)(2)	Venture 33 CLO Ltd. 2018-33A CR, 6.859%, (TSFR3M + 2.542%), 07/15/2031	1,268,514	0.1
1,400,000 (1)(2)	VERDE CLO Ltd. 2019-1A CRR, 6.318%, (TSFR3M + 2.000%), 04/15/2032	1,403,627	0.2
1,321,699 (1)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	1,222,286	0.1
1,583,400 (1)(2)	Wind River CLO Ltd. 2014-1A CRR, 6.541%, (TSFR3M + 2.212%), 07/18/2031	1,584,592	0.2
3,973,266 (1)	Wingstop Funding LLC 2020-1A A2, 2.841%, 12/05/2050	3,840,201	0.4
2,821,500 (1)	Zaxbys Funding LLC 2024-1A A2I, 6.594%, 04/30/2054	2,914,743	0.3
4,394,381 (1)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	4,150,887	0.5
		177,111,675	20.4

	Student Loan Asset-Backed Securities: 2.2%
129,376 (1)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	120,364	0.0
307,032 (1)	Commonbond Student Loan Trust 2016-B B, 4.000%, 10/25/2040	287,056	0.0
219,054 (1)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	202,103	0.0
85,953 (1)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	73,540	0.0
341,219 (1)	Commonbond Student Loan Trust 2020-AGS B, 3.160%, 08/25/2050	282,102	0.0
413,902 (1)(2)	ELFI Graduate Loan Program LLC 2019-A B, 2.940%, 03/25/2044	355,315	0.1

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
174,975 (1)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	$174,070	0.0
688,908 (1)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	678,514	0.1
132,129 (1)	Navient Private Education Refi Loan Trust 2020-HA A, 1.310%, 01/15/2069	125,120	0.0
1,872,456 (1)	Navient Private Education Refi Loan Trust 2021-DA C, 3.480%, 04/15/2060	1,756,834	0.2
2,420 (1)(5)	Navient Private Education Refi Loan Trust 2021-DA R, 04/15/2060	1,176,643	0.1
850,000 (1)	Navient Private Education Refi Loan Trust 2021-FA B, 2.120%, 02/18/2070	617,483	0.1
1,833,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,583,062	0.2
963,266 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	954,225	0.1
2,795,000 (1)	SoFi Professional Loan Program LLC 2017-F BFX, 3.620%, 01/25/2041	2,706,035	0.3
1,398,000 (1)	SoFi Professional Loan Program Trust 2018-C BFX, 4.130%, 01/25/2048	1,355,523	0.2
1,468,000 (1)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	1,420,868	0.2
3,529,000 (1)	SoFi Professional Loan Program Trust 2020-B BFX, 2.730%, 05/15/2046	2,929,955	0.3
2,865,000 (1)	SoFi Professional Loan Program Trust 2020-C BFX, 3.360%, 02/15/2046	2,454,888	0.3
		19,253,700	2.2
	Total Asset-Backed Securities
	(Cost $210,910,285)	204,405,220	23.6
	Total Long-Term Investments
	(Cost $822,270,267)	806,950,577	93.1

See Accompanying Notes to Financial Statements

33

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.5%
	Commercial Paper: 7.1%
8,000,000	Agilent Technologies, 4.290%, 10/02/2025	$7,998,119	0.9
3,500,000	Automatic Data Processing., 4.160%, 10/01/2025	3,499,601	0.4
3,521,000	Barton Cap S.A, 4.180%, 10/01/2025	3,520,597	0.4
4,000,000	Bekshire Hathway., 4.340%, 10/10/2025	3,995,253	0.5
5,000,000	Concord Minutemen Capital Co. LLC, 4.180%, 10/01/2025	4,999,428	0.6
5,000,000	Dominion Resources, Inc., 4.330%, 10/15/2025	4,991,123	0.6
3,000,000	Dominion Resources, Inc., 4.330%, 10/16/2025	2,994,315	0.3
5,000,000	Enterprise Products Operating LLC, 4.290%, 10/01/2025	4,999,413	0.6
7,000,000	Fiserv, Inc., 4.310%, 10/02/2025	6,998,347	0.8
5,000,000	Fiserv, Inc., 4.360%, 10/10/2025	4,994,039	0.6
6,000,000	Kellanova, 4.370%, 10/24/2025	5,982,809	0.7
3,500,000 (1)	Sherwin-Williams Co., 4.240%, 10/01/2025	3,499,593	0.4
3,000,000	Sherwin-Williams Co., 4.290%, 10/20/2025	2,992,967	0.3
	Total Commercial Paper
	(Cost $61,473,469)	61,465,604	7.1

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.4%
3,062,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.050%
	(Cost $3,062,000)	$3,062,000	0.4
	Total Short-Term Investments
	(Cost $64,535,469)	64,527,604	7.5
	Total Investments in Securities
	(Cost $886,805,736)	$871,478,181	100.6
	Liabilities in Excess of Other Assets	(4,887,718)	(0.6)
	Net Assets	$866,590,463	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2025.
(3)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debtholders and fund expenses.
(6)	Rate shown is the 7-day yield as of September 30, 2025.

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

34

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2025
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$302,871,953	$—	$302,871,953
Commercial Mortgage-Backed Securities	—	299,673,404	—	299,673,404
Asset-Backed Securities	—	204,405,220	—	204,405,220
Short-Term Investments	3,062,000	61,465,604	—	64,527,604
Total Investments, at fair value	$3,062,000	$868,416,181	$—	$871,478,181
Other Financial Instruments+
Futures	111,264	—	—	111,264
Total Assets	$3,173,264	$868,416,181	$—	$871,589,445
Liabilities Table
Other Financial Instruments+
Futures	$(142,528)	$—	$—	$(142,528)
Total Liabilities	$(142,528)	$—	$—	$(142,528)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2025, the following futures contracts were outstanding for Voya Securitized Credit Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	1,097	12/31/25	$228,613,086	$(52,712)
U.S. Treasury 10-Year Note	76	12/19/25	8,550,000	(16,363)
U.S. Treasury Long Bond	44	12/19/25	5,130,125	59,500
			$242,293,211	$(9,575)
Short Contracts:
U.S. Treasury 5-Year Note	(29)	12/31/25	(3,166,664)	20,380
U.S. Treasury Ultra 10-Year Note	(109)	12/19/25	(12,543,516)	31,384
U.S. Treasury Ultra Long Bond	(30)	12/19/25	(3,601,875)	(73,453)
			$(19,312,055)	$(21,689)

See Accompanying Notes to Financial Statements

35

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$111,264
Total Asset Derivatives		$111,264

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$142,528
Total Liability Derivatives		$142,528

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$1,334,442
Total	$1,334,442

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(1,427,404)
Total	$(1,427,404)

At September 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $888,182,914.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$13,569,932
Gross Unrealized Depreciation	(30,305,929)
Net Unrealized Depreciation	$(16,735,997)

See Accompanying Notes to Financial Statements

36

[This Page Intentionally Left Blank]

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

166107 (0925)

Semi-Annual Financial Statements and Other Information

September 30, 2025

■	Voya VACS Series EMHCD Fund
■	Voya VACS Series HYB Fund
■	Voya VACS Series SC Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180, or by accessing the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov.

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2025 (Unaudited)

	Voya VACS Series	Voya VACS Series	Voya VACS Series
	EMHCD Fund	HYB Fund	SC Fund
ASSETS:
Investments in securities at fair value+*	$113,401,562	$299,368,538	$171,376,053
Short-term investments at fair value†	11,666,442	18,884,673	17,072,149
Cash	53,794	1,712,139	17,396
Cash collateral for futures contracts	108,050	—	248,095
Receivables:
Investment securities sold	2,288,601	4,557,260	—
Fund shares sold	—	1,754,767	738,787
Dividends	5,572	7,735	5,584
Interest	1,562,055	4,644,428	764,292
Variation margin on futures contracts	–	—	32,525
Prepaid expenses	7,897	7,830	8,515
Reimbursement due from Investment Adviser	–	—	5,622
Other assets	789	1,054	1,319
Total assets	129,094,762	330,938,424	190,270,337

LIABILITIES:
Income distribution payable	—	1,752,531	1,064,409
Payable for investment securities purchased	3,565,915	7,724,153	2,747,500
Payable for fund shares redeemed	2,407	61,941	23,067
Payable upon receipt of securities loaned	3,332,597	11,788,605	—
Variation margin payable on futures contracts	2,165	—	—
Payable to custodian due to foreign currency overdraft§	78	—	—
Payable to trustees under the deferred compensation plan (Note 5)	789	1,054	1,319
Payable for trustee fees	289	618	496
Payable for foreign capital gains tax	116,702	—	—
Other accrued expenses and liabilities	56,735	61,910	82,382
Total liabilities	7,077,677	21,390,812	3,919,173
NET ASSETS	$122,017,085	$309,547,612	$186,351,164

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$112,873,604	$303,213,615	$173,017,738
Total distributable earnings	9,143,481	6,333,997	13,333,426
NET ASSETS	$122,017,085	$309,547,612	$186,351,164

+ Including securities loaned at value	$3,255,046	$11,477,292	$—
* Cost of investments in securities	$105,154,414	$293,387,114	$161,398,890
† Cost of short-term investments	$11,667,325	$18,885,429	$17,074,293
§ Cost of foreign currency overdraft	$78	$—	$—

Net assets	$122,017,085	$309,547,612	$186,351,164
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	11,472,710	29,763,194	17,495,231
Net asset value and redemption price per share	$10.64	$10.40	$10.65

See Accompanying Notes to Financial Statements

1

STATEMENTS OF OPERATIONS for the six months ended September 30, 2025 (Unaudited)

	Voya VACS Series	Voya VACS Series	Voya VACS Series
	EMHCD Fund	HYB Fund	SC Fund
INVESTMENT INCOME:
Dividends	$25,145	$41,636	$25,056
Interest	4,012,005	8,143,575	6,696,680
Securities lending income, net	6,667	21,837	—
Other	329	641	582
Total investment income	4,044,146	8,207,689	6,722,318

EXPENSES:
Transfer agent fees	201	247	96
Shareholder reporting expense	542	522	670
Registration fees	9,955	18,489	12,361
Professional fees	29,615	35,758	49,135
Custody and accounting expense	21,574	18,103	20,718
Shareholder notification costs (Note 5)	701	1,070	1,305
Trustee fees	1,336	3,088	2,478
Miscellaneous expense	6,205	8,238	33,537
Total expenses	70,129	85,515	120,300
Waived and reimbursed fees	—	—	(40,969)
Net expenses	70,129	85,515	79,331
Net investment income	3,974,017	8,122,174	6,642,987

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	274,353	549,755	2,408,757
Foreign currency related transactions	(3,080)	—	—
Futures	(212,386)	—	293,729
Net realized gain	58,887	549,755	2,702,486
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	5,536,535	4,908,506	(1,604,559)
Futures	43,057	—	(396,116)
Net change in unrealized appreciation (depreciation)	5,579,592	4,908,506	(2,000,675)
Net realized and unrealized gain	5,638,479	5,458,261	701,811
Increase in net assets resulting from operations	$9,612,496	$13,580,435	$7,344,798

^ Foreign capital gains taxes withheld	$790	$—	$—
# Change in foreign capital gains taxes accrued	$49,254	$—	$—

See Accompanying Notes to Financial Statements

2

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Series EMHCD Fund		Voya VACS Series HYB Fund
	Six Months		Six Months
	Ended		Ended
	September 30,	Year Ended	September 30,	Year Ended
	2025	March 31,	2025	March 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$3,974,017	$8,161,619	$8,122,174	$10,825,490
Net realized gain	58,887	3,853,603	549,755	978,232
Net change in unrealized appreciation (depreciation)	5,579,592	(3,216,768)	4,908,506	(2,106,748)
Increase in net assets resulting from operations	9,612,496	8,798,454	13,580,435	9,696,974

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(3,803,688)	(12,678,907)	(8,993,478)	(10,876,527)
Total distributions	(3,803,688)	(12,678,907)	(8,993,478)	(10,876,527)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	64,922	8,193,590	126,906,960	86,853,420
Reinvestment of distributions	3,803,688	12,678,907	8,993,478	10,863,512
	3,868,610	20,872,497	135,900,438	97,716,932
Cost of shares redeemed	(285,124)	(28,221,967)	(1,552,400)	(53,768,017)
Net increase (decrease) in net assets resulting from capital share transactions	3,583,486	(7,349,470)	134,348,038	43,948,915
Net increase (decrease) in net assets	9,392,294	(11,229,923)	138,934,995	42,769,362

NET ASSETS:
Beginning of year or period	112,624,791	123,854,714	170,612,617	127,843,255
End of year or period	$122,017,085	$112,624,791	$309,547,612	$170,612,617

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Series SC Fund
	Six Months
	Ended
	September 30,	Year Ended
	2025	March 31,
	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$6,642,987	$12,635,413
Net realized gain	2,702,486	2,102,598
Net change in unrealized appreciation (depreciation)	(2,000,675)	3,109,796
Increase in net assets resulting from operations	7,344,798	17,847,807

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(6,351,972)	(12,613,918)
Total distributions	(6,351,972)	(12,613,918)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	729,395	55,669,247
Reinvestment of distributions	4,541,601	8,161,756
	5,270,996	63,831,003
Cost of shares redeemed	(27,047,144)	(64,445,145)
Net decrease in net assets resulting from capital share transactions	(21,776,148)	(614,142)
Net increase (decrease) in net assets	(20,783,322)	4,619,747

NET ASSETS:
Beginning of year or period	207,134,486	202,514,739
End of year or period	$186,351,164	$207,134,486

See Accompanying Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya VACS Series EMHCD Fund
09-30-25+	10.12	0.35	•	0.51	0.86	0.34	—	—	0.34	—	10.64	8.73	0.12	0.12	0.12	6.86	122,017	73
03-31-25	10.53	0.73	•	0.04	0.77	0.72	0.46	—	1.18	—	10.12	7.54	0.14	0.14	0.14	7.02	112,625	107
03-31-24	10.03	0.67	•	0.58	1.25	0.67	0.08	—	0.75	—	10.53	12.98	0.13	0.13	0.13	6.68	123,855	120
02-17-23(4)-
03-31-23	10.00	0.07	•	0.03	0.10	0.07	—	—	0.07	—	10.03	0.98	0.08	0.08	0.08	6.43	141,703	14
Voya VACS Series HYB Fund
09-30-25+	10.20	0.34	•	0.24	0.58	0.38	—	—	0.38	—	10.40	5.72	0.07	0.07	0.07	6.56	309,548	36
03-31-25	10.24	0.75	•	(0.03)	0.72	0.76	—	—	0.76	—	10.20	7.26	0.13	0.13	0.13	7.32	170,613	86
03-31-24	10.11	0.82	•	0.13	0.95	0.82	—	—	0.82	—	10.24	9.85	0.12	0.12	0.12	8.18	127,843	56
02-24-23(4)-
03-31-23	10.00	0.0	•	0.11	0.19	0.08	—	—	0.08	—	10.11	1.86	0.07	0.07	0.07	8.38	124,241	2
Voya VACS Series SC Fund
09-30-25+	10.59	0.35	•	0.05	0.40	0.34	—	—	0.34	—	10.65	3.83	0.12	0.08	0.08	6.68	186,351	14
03-31-25	10.33	0.64	•	0.26	0.90	0.64	—	—	0.64	—	10.59	8.97	0.10	0.05	0.05	6.14	207,134	28
03-31-24	10.00	0.54	•	0.36	0.90	0.50	0.07	—	0.57	—	10.33	9.21	0.08	0.05	0.05	5.32	202,515	16
03-03-23(4)-
03-31-23	10.00	0.04	•	(0.01)	0.03	0.03	—	—	0.03	—	10.00	0.35	0.07	0.05	0.05	5.17	236,463	—

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

5

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Funds Trust is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). It was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of nine separately managed series. This report is for Voya VACS Series HYB Fund (“HYB”), a diversified series of Voya Funds Trust.

Voya Separate Portfolios Trust is a Delaware statutory trust and is registered as an open-end management investment company under the 1940 Act. It was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fourteen separately managed series. This report is for Voya VACS Series EMHCD Fund (“EMHCD”), a non-diversified series of Voya Separate Portfolios Trust and Voya Series SC Fund (“SC”), a diversified series of Voya Separate Portfolios Trust.

Voya Funds Trust and Voya Separate Portfolios Trust are each a “Trust” and collectively referred to as the “Trusts.” HYB, EMHCD and SC are each a “Fund” and collectively referred as the “Funds.” The investment objective of the Funds is described in each Fund’s Prospectus.

The Funds do not have a share class designation. All shareholders are allocated the common expenses of a fund and earn income and realized gains/ losses from a fund. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent each Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the

6

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net

7

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. Each Fund’s investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow each Fund to pursue its objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of their investment objectives, each Fund may seek to increase or decrease their exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Foreign Exchange Rate Risk. To the extent that each Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest

8

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. Each Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Each Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

Each Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

Each Fund’s Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between a Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Fund’s Master Agreements.

There were no open OTC derivatives for any Fund at September 30, 2025.

E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund

9

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. The Funds intend to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into a futures contract, each Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2025, EMHCD and SC had purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended September 30, 2025, the Funds had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
EMHCD	$13,550,938	$8,106,912
SC	71,223,864	4,812,281

Please refer to the tables within the Portfolio of Investments for open futures contracts at September 30, 2025. HYB did not enter into any futures contracts during the period ended September 30, 2025.

F. Distributions to Shareholders. Each Fund records distributions to the shareholders on the ex-dividend date. The Funds distribute capital gains, if any, annually. The Funds declare dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of a Fund’s tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

Each Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

10

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

J. Indemnifications. In the normal course of business, the Trusts may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended September 30, 2025, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
EMHCD	$76,286,089	$75,876,218
HYB	213,527,594	85,599,167
SC	22,364,746	37,041,680

U.S. government securities not included above were as follows:

	Purchases	Sales
EMHCD	$2,486,644	$2,002,815
SC	2,397,813	1,537,032

NOTE 4 — INVESTMENT MANAGEMENT FEES

Each Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

There is no management fee charged per the Management Agreement for EMHCD, HYB, and SC.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Fund’s assets in accordance with each Fund’s investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:

Subsidiary/ Affiliated Investment
Company	Fund	Percentage

Voya Balanced Income Portfolio	EMHCD	9.18%
	HYB	12.95
	SC	6.02

Voya Intermediate Bond Portfolio	EMHCD	68.47
	HYB	9.45
	SC	30.45

Voya Investment Management Co. LLC	EMHCD	16.99
	HYB	13.09
	SC	44.74

Voya Retirement Insurance and Annuity Company	HYB	56.51

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as

11

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2025, the Funds did not pay any amounts for affiliated recordkeeping services.

NOTE 6 — EXPENSE LIMITATION AGREEMENTS

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trusts, on behalf of each Fund, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund’s Board members who are not “interested persons”, as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Fund	Expense Limit
EMHCD	0.15%
HYB	0.15%
SC	0.05%

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of September 30, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	September 30,
	2026	2027	2028	Total
SC	$29,951	$80,012	$108,991	$218,954

The Expense Limitation Agreement is contractual through August 1, 2026 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — LINE OF CREDIT

Effective June 10, 2025, the Funds, in addition to certain other funds managed by the Investment Adviser, each Fund entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Funds did not utilize the line of credit during the period ended September 30, 2025.

12

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars are as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
EMHCD
9/30/2025	6,253	—	368,962	(27,425)	—	347,790	64,922	—	3,803,688	(285,124)	—	3,583,486
3/31/2025	765,918	—	1,231,864	(2,638,253)	—	(640,471)	8,193,590	—	12,678,907	(28,221,967)	—	(7,349,470)
HYB
9/30/2025	12,312,204	—	869,828	(150,556)	—	13,031,476	126,906,960	—	8,993,478	(1,552,400)	—	134,348,038
3/31/2025	8,432,276	—	1,057,901	(5,242,381)	—	4,247,796	86,853,420	—	10,863,512	(53,768,017)	—	43,948,915
SC
9/30/2025	68,678	—	427,921	(2,555,459)	—	(2,058,860)	729,395	—	4,541,601	(27,047,144)	—	(21,776,148)
3/31/2025	5,293,232	—	776,201	(6,115,427)	—	(45,994)	55,669,247	—	8,161,756	(64,445,145)	—	(614,142)

NOTE 9 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2025:

EMHCD

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$1,219,393	$(1,219,393)	$—
Jefferies International Ltd	502,043	(502,043)	—
JP Morgan Securities Plc.	360,316	(360,316)	—
Merrill Lynch International	451,842	(451,842)	—
Standard Chartered Bank, London	405,374	(405,374)	—
Wells Fargo Securities LLC	316,078	(316,078)	—
Total	$3,255,046	$(3,255,046)	$—

(1)	Cash collateral with a fair value of $3,332,597 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

13

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 9 — SECURITIES LENDING (continued)

HYB

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$3,002,793	$(3,002,793)	$—
Cantor Fitzgerald & Co	92,043	(92,043)	—
JP Morgan Securities Plc.	825,866	(825,866)	—
Scotia Capital (USA) INC	5,661,257	(5,661,257)	—
TD Prime Services LLC	927,260	(927,260)	—
TD Securities (USA) Inc.	619,889	(619,889)	—
Truist Securities INC	160,985	(160,985)	—
Wells Fargo Bank NA	187,199	(187,199)	—
Total	$11,477,292	$(11,477,292)	$—

(1)	Cash collateral with a fair value of $11,788,605 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts, paydowns, perpetual preferred securities, and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	March 31, 2025		March 31, 2024
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
EMHCD	$9,810,009	$2,868,898	$9,795,774	$440,410
HYB	10,876,527	—	9,938,067	—
SC	12,613,918	—	11,312,104	657,342

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2025, were:

	Undistributed	Undistributed	Unrealized				Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
EMHCD	$—	$711,097	$2,669,997	$—	—	$(46,421)	$3,334,673
HYB	19,036	666,786	1,061,218	—	—	—	1,747,040
SC	1,253,328	—	11,579,578	(62,831)	Short-term	(286,440)	12,340,601
				(143,034)	Long-term
				$(205,865)

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

14

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

As of September 30, 2025, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will  disrupt  securities markets  and  adversely  affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund's service providers.

NOTE 12 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

15

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to September 30, 2025, the Funds declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
EMHCD	$0.0639	November 3, 2025	Daily
HYB	$0.0587	November 3, 2025	Daily
SC	$0.0629	November 3, 2025	Daily

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

16

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: 60.4%
	Angola: 0.9%
550,000 (1)(2)	Angolan Government International Bond, 8.000%, 11/26/2029	$536,910	0.4
300,000	Angolan Government International Bond, 8.750%, 04/14/2032	287,559	0.2
350,000	Angolan Government International Bond, 9.375%, 05/08/2048	300,913	0.3
		1,125,382	0.9

	Argentina: 2.0%
947,022 (3)	Argentine Republic Government International Bond, 0.750% (Step Rate @ 1.750% on 07/09/2027), 07/09/2030	641,607	0.5
179,289	Argentine Republic Government International Bond, 1.000%, 07/09/2029	130,164	0.1
550,000 (3)	Argentine Republic Government International Bond, 3.500% (Step Rate @ 4.875% on 07/09/2029), 07/09/2041	267,919	0.2
2,156,220 (3)	Argentine Republic Government International Bond, 4.125% (Step Rate @ 4.750% on 07/09/2027), 07/09/2035	1,136,597	1.0
451,019 (4)	Argentine Republic Government International Bond, 5.000%, 01/09/2038	254,375	0.2
		2,430,662	2.0

	Bahrain: 2.0%
1,700,000	Bahrain Government International Bond, 7.375%, 05/14/2030	1,833,450	1.5
600,000 (1)	Bahrain Government International Bond, 7.500%, 02/12/2036	658,050	0.5
		2,491,500	2.0

	Benin: 0.2%
200,000	Benin Government International Bond, 8.375%, 01/23/2041	210,000	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Brazil: 3.3%
400,000	Brazilian Government International Bond, 5.625%, 02/21/2047	$343,700	0.3
500,000 (2)	Brazilian Government International Bond, 6.000%, 10/20/2033	512,500	0.4
200,000	Brazilian Government International Bond, 6.125%, 03/15/2034	204,754	0.2
945,000	Brazilian Government International Bond, 6.250%, 03/18/2031	998,392	0.8
1,025,000	Brazilian Government International Bond, 6.625%, 03/15/2035	1,068,050	0.9
900,000	Brazilian Government International Bond, 7.125%, 05/13/2054	914,067	0.7
		4,041,463	3.3

	Colombia: 3.0%
500,000	Colombia Government International Bond, 3.250%, 04/22/2032	424,875	0.4
550,000 (2)	Colombia Government International Bond, 5.000%, 06/15/2045	414,838	0.3
500,000	Colombia Government International Bond, 6.125%, 01/18/2041	449,375	0.4
500,000	Colombia Government International Bond, 7.750%, 11/07/2036	525,125	0.4
464,000	Colombia Government International Bond, 8.000%, 04/20/2033	507,036	0.4
455,000	Colombia Government International Bond, 8.000%, 11/14/2035	490,035	0.4
775,000	Colombia Government International Bond, 8.375%, 11/07/2054	822,662	0.7
		3,633,946	3.0

	Costa Rica: 0.9%
575,000	Costa Rica Government International Bond, 6.125%, 02/19/2031	600,587	0.5
450,000 (1)	Costa Rica Government International Bond, 7.300%, 11/13/2054	494,100	0.4
		1,094,687	0.9

	Dominican Republic: 2.9%
200,000 (1)	Dominican Republic International Bond, 4.875%, 09/23/2032	192,100	0.1

See Accompanying Notes to Financial Statements.

17

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Dominican Republic: (continued)
500,000 (1)	Dominican Republic International Bond, 5.300%, 01/21/2041	$453,500	0.4
1,050,000	Dominican Republic International Bond, 5.875%, 01/30/2060	938,700	0.8
550,000	Dominican Republic International Bond, 6.000%, 07/19/2028	570,419	0.5
350,000 (1)	Dominican Republic International Bond, 6.000%, 02/22/2033	358,400	0.3
825,000 (1)	Dominican Republic International Bond, 6.950%, 03/15/2037	883,678	0.7
150,000 (1)	Dominican Republic International Bond, 7.050%, 02/03/2031	162,150	0.1
		3,558,947	2.9

	Ecuador: 1.3%
442,550 (1)(3)	Ecuador Government International Bond, 5.000% (Step Rate @ 5.500% on 07/31/2026), 07/31/2040	293,466	0.2
369,817 (1)(4)	Ecuador Government International Bond, 6.900%, 07/31/2030	329,507	0.3
300,000 (4)	Ecuador Government International Bond, 6.900%, 07/31/2030	267,300	0.2
882,267 (1)(3)	Ecuador Government International Bond, 6.900% (Step Rate @ 6.900% on 07/31/2025), 07/31/2035	661,259	0.6
		1,551,532	1.3

	Egypt: 2.4%
800,000	Egypt Government International Bond, 5.800%, 09/30/2027	797,840	0.7
500,000 (1)	Egypt Government International Bond, 7.500%, 02/16/2061	393,538	0.3
575,000 (1)	Egypt Government International Bond, 8.625%, 02/04/2030	611,909	0.5
875,000 (1)	Egypt Government International Bond, 8.700%, 03/01/2049	781,397	0.6
350,000 (1)	Egypt Government International Bond, 8.875%, 05/29/2050	316,400	0.3
		2,901,084	2.4

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Ghana: 0.8%
116,755 (5)	Ghana Government International Bond, 3.670%, 01/03/2030	$100,118	0.1
418,700 (3)	Ghana Government International Bond, 5.000% (Step Rate @ 6.000% on 07/03/2028), 07/03/2029	409,279	0.3
592,800 (3)	Ghana Government International Bond, 5.000% (Step Rate @ 6.000% on 07/03/2028), 07/03/2035	499,434	0.4
		1,008,831	0.8

	Guatemala: 1.5%
435,000 (1)	Guatemala Government Bond, 5.250%, 08/10/2029	440,220	0.4
600,000 (1)	Guatemala Government Bond, 6.050%, 08/06/2031	626,100	0.5
250,000 (1)	Guatemala Government Bond, 6.550%, 02/06/2037	264,610	0.2
500,000 (1)	Guatemala Government Bond, 6.600%, 06/13/2036	531,000	0.4
		1,861,930	1.5

	Honduras: 0.4%
250,000	Honduras Government International Bond, 5.625%, 06/24/2030	248,657	0.2
200,000	Honduras Government International Bond, 6.250%, 01/19/2027	203,463	0.2
		452,120	0.4

	Hungary: 2.6%
500,000 (1)	Hungary Government International Bond, 3.125%, 09/21/2051	317,200	0.3
450,000 (1)	Hungary Government International Bond, 5.500%, 06/16/2034	458,719	0.4
500,000	Hungary Government International Bond, 5.500%, 03/26/2036	504,948	0.4
525,000	Hungary Government International Bond, 6.750%, 09/23/2055	558,075	0.5
500,000	Hungary Government International Bond 30Y, 7.625%, 03/29/2041	594,250	0.5

See Accompanying Notes to Financial Statements.

18

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Hungary: (continued)
650,000 (1)	Magyar Export-Import Bank Zrt, 6.125%, 12/04/2027	$673,793	0.5
		3,106,985	2.6

	India: 0.2%
300,000	Export-Import Bank of India, 2.250%, 01/13/2031	269,142	0.2

	Indonesia: 1.7%
350,000	Indonesia Government International Bond, 5.250%, 01/17/2042	352,187	0.3
320,000 (2)	Indonesia Government International Bond, 5.450%, 09/20/2052	316,000	0.3
1,050,000	Indonesia Government International Bond, 8.500%, 10/12/2035	1,342,824	1.1
		2,011,011	1.7

	Ivory Coast: 0.7%
300,000 (1)	Ivory Coast Government International Bond, 7.625%, 01/30/2033	312,975	0.3
375,000 (1)	Ivory Coast Government International Bond, 8.250%, 01/30/2037	391,708	0.3
159,559 (3)	Ivory Coast Government International Bond REGs, 5.750%, 12/31/2032	157,485	0.1
		862,168	0.7

	Jamaica: 0.9%
400,000	Jamaica Government International Bond, 7.875%, 07/28/2045	483,530	0.4
500,000	Jamaica Government International Bond, 8.000%, 03/15/2039	609,375	0.5
		1,092,905	0.9

	Jordan: 0.8%
1,000,000 (1)	Jordan Government International Bond, 5.850%, 07/07/2030	998,832	0.8

	Kenya: 1.0%
250,000 (2)	Republic of Kenya Government International Bond, 6.300%, 01/23/2034	220,312	0.2

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SOVEREIGN BONDS: (continued)
	Kenya: (continued)
500,000	Republic of Kenya Government International Bond, 7.250%, 02/28/2028	$514,811	0.4
225,000	Republic of Kenya Government International Bond, 8.000%, 05/22/2032	223,846	0.2
250,000 (2)	Republic of Kenya Government International Bond, 8.250%, 02/28/2048	227,435	0.2
		1,186,404	1.0

	Lebanon: 0.7%
2,000,000 (6)	Lebanon Government International Bond, 6.100%, 10/04/2022	447,000	0.4
2,000,000 (6)	Lebanon Government International Bond 10Y, 6.850%, 03/23/2027	447,000	0.3
		894,000	0.7

	Mexico: 3.9%
740,000	Mexico Government International Bond, 3.250%, 04/16/2030	700,040	0.6
950,000	Mexico Government International Bond, 4.875%, 05/19/2033	922,688	0.8
586,000	Mexico Government International Bond, 5.850%, 07/02/2032	608,415	0.5
1,179,000	Mexico Government International Bond, 6.338%, 05/04/2053	1,150,244	0.9
477,000	Mexico Government International Bond, 6.625%, 01/29/2038	502,758	0.4
600,000	Mexico Government International Bond, 6.875%, 05/13/2037	649,200	0.5
227,000	Mexico Government International Bond, 7.375%, 05/13/2055	250,494	0.2
		4,783,839	3.9

	Morocco: 0.3%
500,000 (1)	Morocco Government International Bond, 4.000%, 12/15/2050	369,355	0.3

	Nigeria: 2.1%
500,000	Nigeria Government International Bond, 6.500%, 11/28/2027	502,875	0.4
550,000 (1)	Nigeria Government International Bond, 7.375%, 09/28/2033	521,472	0.4

See Accompanying Notes to Financial Statements.

19

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Nigeria: (continued)
300,000	Nigeria Government International Bond, 7.625%, 11/28/2047	$258,120	0.2
500,000	Nigeria Government International Bond, 7.696%, 02/23/2038	464,375	0.4
475,000	Nigeria Government International Bond, 7.875%, 02/16/2032	472,672	0.4
300,000	Nigeria Government International Bond, 7.875%, 02/16/2032	298,530	0.3
		2,518,044	2.1

	Oman: 0.8%
600,000	Oman Government International Bond, 6.000%, 08/01/2029	633,300	0.5
350,000 (1)	Oman Government International Bond, 6.500%, 03/08/2047	379,015	0.3
		1,012,315	0.8

	Pakistan: 0.6%
200,000	Pakistan Global Sukuk Programme Co. Ltd., 7.950%, 01/31/2029	203,470	0.2
200,000	Pakistan Government International Bond, 6.875%, 12/05/2027	200,100	0.2
200,000	Pakistan Government International Bond, 7.375%, 04/08/2031	196,375	0.1
200,000	Pakistan Government International Bond, 8.875%, 04/08/2051	185,300	0.1
		785,245	0.6

	Panama: 2.1%
300,000	Panama Government International Bond, 4.500%, 04/16/2050	227,400	0.2
575,000	Panama Government International Bond, 4.500%, 04/01/2056	424,206	0.3
550,000	Panama Government International Bond, 4.500%, 01/19/2063	402,669	0.3
500,000	Panama Government International Bond, 6.400%, 02/14/2035	519,500	0.4
550,000	Panama Government International Bond, 6.700%, 01/26/2036	583,451	0.5
410,000	Panama Government International Bond, 7.500%, 03/01/2031	453,460	0.4
		2,610,686	2.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SOVEREIGN BONDS: (continued)
	Paraguay: 1.4%
43,000	Paraguay Government International Bond, 5.000%, 04/15/2026	$43,182	0.0
650,000	Paraguay Government International Bond, 5.600%, 03/13/2048	618,150	0.5
550,000 (1)	Paraguay Government International Bond, 5.850%, 08/21/2033	581,212	0.5
425,000 (1)	Paraguay Government International Bond, 6.000%, 02/09/2036	452,838	0.4
		1,695,382	1.4

	Peru: 0.2%
250,000	Peruvian Government International Bond, 5.625%, 11/18/2050	246,938	0.2

	Philippines: 0.9%
550,000	Philippine Government International Bond, 5.500%, 01/17/2048	563,750	0.5
500,000	Philippine Government International Bond, 5.950%, 10/13/2047	539,073	0.4
		1,102,823	0.9

	Poland: 1.1%
590,000	Republic of Poland Government International Bond 10Y, 5.375%, 02/12/2035	612,658	0.5
800,000	Republic of Poland Government International Bond 30Y, 5.500%, 03/18/2054	775,240	0.6
		1,387,898	1.1

	Qatar: 0.6%
550,000 (1)	Qatar Government International Bond, 4.400%, 04/16/2050	493,790	0.4
250,000 (1)	Qatar Government International Bond, 4.817%, 03/14/2049	238,850	0.2
		732,640	0.6

	Romania: 3.1%
1,250,000 (1)	Romanian Government International Bond, 3.000%, 02/14/2031	1,113,318	0.9
500,000 (1)	Romanian Government International Bond, 3.625%, 03/27/2032	446,250	0.4

See Accompanying Notes to Financial Statements.

20

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Romania: (continued)
200,000	Romanian Government International Bond, 4.000%, 02/14/2051	$133,924	0.1
300,000	Romanian Government International Bond, 5.125%, 06/15/2048	242,112	0.2
684,000 (1)	Romanian Government International Bond, 5.750%, 03/24/2035	660,488	0.5
618,000 (1)	Romanian Government International Bond, 6.375%, 01/30/2034	627,909	0.5
300,000	Romanian Government International Bond, 6.375%, 01/30/2034	304,810	0.3
200,000	Romanian Government International Bond, 7.625%, 01/17/2053	213,686	0.2
		3,742,497	3.1

	Saudi Arabia: 3.1%
1,700,000	Saudi Government International Bond, 3.450%, 02/02/2061	1,116,934	0.9
600,000	Saudi Government International Bond, 3.750%, 01/21/2055	434,146	0.4
850,000 (1)	Saudi Government International Bond, 5.500%, 10/25/2032	901,850	0.7
825,000	Saudi Government International Bond, 5.625%, 01/13/2035	881,327	0.7
500,000	Saudi Government International Bond, 5.750%, 01/16/2054	502,285	0.4
		3,836,542	3.1

	Senegal: 0.3%
500,000	Senegal Government International Bond, 6.250%, 05/23/2033	363,440	0.3

	Serbia: 0.4%
250,000	Serbia International Bond, 2.125%, 12/01/2030	218,948	0.2
275,000 (1)	Serbia International Bond, 6.500%, 09/26/2033	298,423	0.2
		517,371	0.4

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SOVEREIGN BONDS: (continued)
	South Africa: 1.9%
250,000 (1)	Republic of South Africa Government International Bond, 7.100%, 11/19/2036	$261,312	0.2
450,000 (1)	Republic of South Africa Government International Bond, 7.950%, 11/19/2054	457,981	0.4
300,000	Republic of South Africa Government International Bond 12Y, 4.300%, 10/12/2028	296,025	0.3
500,000	Republic of South Africa Government International Bond 30Y, 5.750%, 09/30/2049	401,730	0.3
600,000	Republic of South Africa Government International Bond 30Y, 6.300%, 06/22/2048	518,436	0.4
350,000	Republic of South Africa Government International Bond 30Y, 7.300%, 04/20/2052	337,400	0.3
		2,272,884	1.9

	Sri Lanka: 1.2%
202,000 (1)(3)	Sri Lanka Government International Bond, 3.100% (Step Rate @ 3.350% on 07/15/2027), 01/15/2030	189,981	0.2
396,220 (1)(3)	Sri Lanka Government International Bond, 3.350% (Step Rate @ 3.600% on 09/15/2027), 03/15/2033	340,947	0.3
371,514 (1)(3)	Sri Lanka Government International Bond, 3.600% (Step Rate @ 3.850% on 08/15/2027), 02/15/2038	331,019	0.3
185,679 (1)(3)	Sri Lanka Government International Bond, 3.600% (Step Rate @ 3.850% on 11/15/2027), 05/15/2036	164,512	0.1

See Accompanying Notes to Financial Statements.

21

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Sri Lanka: (continued)
267,540 (1)(3)	Sri Lanka Government International Bond, 3.600% (Step Rate @ 5.100% on 12/15/2027), 06/15/2035	$195,839	0.2
185,274 (1)	Sri Lanka Government International Bond, 4.000%, 04/15/2028	177,840	0.1
		1,400,138	1.2

	Trinidad and Tobago: 0.3%
400,000 (1)	Trinidad & Tobago Government International Bond, 6.400%, 06/26/2034	408,800	0.3

	Turkey: 3.4%
1,000,000	Turkey Government International Bond, 7.250%, 05/29/2032	1,043,250	0.9
300,000	Turkey Government International Bond 10Y, 5.125%, 02/17/2028	299,962	0.2
800,000	Turkey Government International Bond 10Y, 7.625%, 04/26/2029	851,104	0.7
595,000	Turkey Government International Bond 12Y, 6.500%, 09/20/2033	590,947	0.5
550,000	Turkey Government International Bond 30Y, 6.000%, 01/14/2041	481,559	0.4
600,000	Turkey Government International Bond 5Y, 9.875%, 01/15/2028	659,736	0.5
200,000 (1)	Turkey Ihracat Kredi Bankasi AS, 9.000%, 01/28/2027	210,528	0.2
		4,137,086	3.4

	Ukraine: 1.4%
110,474 (1)(3)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2030	58,275	0.1
412,832 (1)(3)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2034	171,841	0.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SOVEREIGN BONDS: (continued)
	Ukraine: (continued)
348,869 (1)(3)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2035	$170,074	0.1
290,724 (1)(3)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2036	141,437	0.1
299,400 (1)(3)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2029	205,089	0.2
618,033 (1)(3)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2034	347,026	0.3
569,548 (1)(3)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2035	314,675	0.3
535,466 (1)(3)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2036	291,829	0.2
		1,700,246	1.4

	United Arab Emirates: 0.2%
250,000 (1)	Finance Department Government of Sharjah, 6.500%, 11/23/2032	270,000	0.2

	Uruguay: 0.2%
123,334	Uruguay Government International Bond, 4.375%, 10/27/2027	124,453	0.1
51,825	Uruguay Government International Bond, 4.375%, 01/23/2031	52,577	0.1
		177,030	0.2

	Venezuela: 0.4%
175,000	Venezuela Government International Bond, 7.000%, 03/31/2038	38,762	0.0

See Accompanying Notes to Financial Statements.

22

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Venezuela: (continued)
550,000 (6)	Venezuela Government International Bond, 9.250%, 09/15/2027	$135,300	0.1
275,000	Venezuela Government International Bond, 9.250%, 05/07/2028	62,975	0.1
200,000	Venezuela Government International Bond, 9.375%, 01/13/2034	54,500	0.0
425,000	Venezuela Government International Bond, 11.750%, 10/21/2026	103,063	0.1
575,000	Venezuela Government International Bond, 11.950%, 08/05/2031	138,000	0.1
		532,600	0.4

	Zambia: 0.3%
189,337 (1)	Zambia Government International Bond, 0.500%, 12/31/2053	128,973	0.1
179,056 (1)(3)	Zambia Government International Bond, 5.750% (Step Rate @ 7.500% on 06/30/2031), 06/30/2033	171,641	0.2
		300,614	0.3
	Total Sovereign Bonds
	(Cost $67,520,528)	73,687,944	60.4

CORPORATE BONDS/NOTES: 32.1%
	Brazil: 1.3%
500,000 (1)	Minerva Luxembourg SA, 8.875%, 09/13/2033	550,625	0.5
275,000 (1)	Nexa Resources SA, 6.600%, 04/08/2037	283,697	0.2
500,000 (1)	Raizen Fuels Finance SA, 6.250%, 07/08/2032	489,750	0.4
250,000 (1)	Raizen Fuels Finance SA, 6.700%, 02/25/2037	241,905	0.2
		1,565,977	1.3

	Chile: 6.7%
416,000 (1)(4)	Banco del Estado de Chile, 7.950%, 12/31/2199	446,420	0.4
708,691 (1)	Chile Electricity Lux Mpc II Sarl, 5.580%, 10/20/2035	728,623	0.6

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Chile: (continued)
500,000 (1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	$407,500	0.3
250,000	Corp Nacional del Cobre de Chile, 5.125%, 02/02/2033	251,067	0.2
725,000 (1)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	761,250	0.6
425,000 (1)	Corp Nacional del Cobre de Chile, 6.300%, 09/08/2053	436,730	0.4
1,350,000 (1)	Corp Nacional del Cobre de Chile, 6.330%, 01/13/2035	1,441,800	1.2
906,000 (1)	Corp Nacional del Cobre de Chile, 6.780%, 01/13/2055	973,044	0.8
400,000 (1)(2)	Empresa de Pasajeros Metro S.A., 3.693%, 09/13/2061	284,000	0.2
300,000 (1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	253,200	0.2
900,000 (1)	Empresa Nacional del Petroleo, 5.950%, 07/30/2034	946,615	0.8
725,000 (1)	Engie Energia Chile SA, 6.375%, 04/17/2034	773,510	0.6
475,000 (1)(4)	Inversiones CMPC SA, 6.700%, 12/09/2057	487,044	0.4
		8,190,803	6.7

	Dominican Republic: 0.3%
400,000 (1)	Aeropuertos Dominicanos Siglo XXI SA, 7.000%, 06/30/2034	421,500	0.3

	Guatemala: 0.5%
600,000 (1)	Energuate Trust 2 0, 6.350%, 09/15/2035	604,950	0.5

	India: 0.2%
200,000 (1)	IRB Infrastructure Developers Ltd., 7.110%, 03/11/2032	207,750	0.2

	Indonesia: 2.7%
500,000 (1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	484,668	0.4
300,000 (1)	Pertamina Persero PT, 3.100%, 01/21/2030	283,875	0.2
550,000	Pertamina Persero PT, 5.625%, 05/20/2043	542,107	0.4

See Accompanying Notes to Financial Statements.

23

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Indonesia: (continued)
550,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.000%, 06/30/2030	$514,594	0.4
475,000 (1)	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.125%, 05/15/2027	473,748	0.4
550,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.125%, 05/15/2027	548,551	0.5
500,000 (1)	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.250%, 01/25/2049	518,075	0.4
		3,365,618	2.7

	Kazakhstan: 0.4%
450,000 (1)	Kaspi.KZ JSC, 6.250%, 03/26/2030	463,028	0.4

	Malaysia: 1.0%
300,000	Petronas Capital Ltd., 2.480%, 01/28/2032	270,444	0.2
1,050,000 (1)	Petronas Capital Ltd., 4.800%, 04/21/2060	957,075	0.8
		1,227,519	1.0

	Mexico: 7.5%
550,000 (1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	550,138	0.4
825,000 (1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 5.875%, 05/07/2030	856,523	0.7
650,000 (1)(4)	Cemex SAB de CV, 7.200%, 12/31/2199	676,260	0.6
575,000 (1)	CFE Fibra E, 5.875%, 09/23/2040	578,910	0.5
500,000 (1)	Comision Federal de Electricidad, 5.700%, 01/24/2030	509,375	0.4
700,000 (1)	Comision Federal de Electricidad, 6.450%, 01/24/2035	716,142	0.6
975,000 (1)	Eagle Funding Luxco Sarl, 5.500%, 08/17/2030	991,087	0.8
300,000	Petroleos Mexicanos, 5.500%, 06/27/2044	231,795	0.2
1,825,000	Petroleos Mexicanos, 6.500%, 03/13/2027	1,851,006	1.5

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Mexico: (continued)
425,000	Petroleos Mexicanos, 6.500%, 01/23/2029	$433,288	0.4
960,000	Petroleos Mexicanos, 6.700%, 02/16/2032	954,000	0.8
425,000	Petroleos Mexicanos, 6.750%, 09/21/2047	352,707	0.3
500,000	Petroleos Mexicanos, 6.950%, 01/28/2060	413,475	0.3
		9,114,706	7.5

	Morocco: 0.8%
650,000 (1)	OCP SA, 6.700%, 03/01/2036	696,150	0.6
300,000 (1)	OCP SA, 6.750%, 05/02/2034	327,529	0.2
		1,023,679	0.8

	Oman: 0.9%
1,100,000 (1)(2)	OQ SAOC, 5.125%, 05/06/2028	1,112,782	0.9

	Peru: 2.7%
790,000 (1)(4)	Banco de Credito del Peru S.A., 6.450%, 07/30/2035	823,575	0.6
400,000 (1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	384,632	0.3
650,000 (1)	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.750%, 11/05/2038	715,000	0.6
250,000	Petroleos del Peru SA, 4.750%, 06/19/2032	217,938	0.2
800,000 (1)	Petroleos del Peru SA, 5.625%, 06/19/2047	593,400	0.5
575,000 (1)(2)(4)	Scotiabank Peru SAA, 6.100%, 10/01/2035	599,115	0.5
		3,333,660	2.7

	Poland: 1.9%
675,000 (1)	Bank Gospodarstwa Krajowego, 5.375%, 05/22/2033	698,200	0.6
925,000 (1)	Bank Gospodarstwa Krajowego, 5.750%, 07/09/2034	974,441	0.8
650,000 (1)	Bank Gospodarstwa Krajowego, 6.250%, 10/31/2028	689,578	0.5
		2,362,219	1.9

	Qatar: 0.6%
1,000,000 (1)	QatarEnergy, 3.300%, 07/12/2051	708,189	0.6

See Accompanying Notes to Financial Statements.

24

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Saudi Arabia: 0.5%
550,000 (1)	Greensaif Pipelines Bidco Sarl, 6.510%, 02/23/2042	$596,811	0.5

	South Africa: 1.1%
500,000 (1)	Bidvest Group UK PLC, 6.200%, 09/17/2032	503,500	0.4
800,000 (1)(2)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	825,788	0.7
		1,329,288	1.1

	Thailand: 0.7%
400,000 (1)(4)	GC Treasury Center Co. Ltd., 6.500%, 12/31/2199	407,100	0.3
400,000 (1)(4)	GC Treasury Center Co. Ltd., 7.125%, 12/31/2199	414,800	0.4
		821,900	0.7

	Turkey: 0.5%
600,000 (1)	TC Ziraat Bankasi AS, 7.250%, 02/04/2030	615,804	0.5

	United Arab Emirates: 1.4%
550,000	DP World Crescent Ltd., 3.875%, 07/18/2029	539,334	0.4
725,000 (1)	MDGH GMTN RSC Ltd., 4.375%, 11/22/2033	717,388	0.6
400,000 (1)	MDGH GMTN RSC Ltd., 5.500%, 04/28/2033	426,960	0.4
		1,683,682	1.4

	Venezuela: 0.4%
1,000,000 (6)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	160,500	0.1
1,750,000 (6)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	314,125	0.3
		474,625	0.4
	Total Corporate Bonds/Notes (Cost $37,145,639)	39,224,490	32.1

U.S. TREASURY OBLIGATIONS: 0.4%
	United States Treasury Notes: 0.4%
490,700	3.875%, 09/30/2032	489,128	0.4

	Total U.S. Treasury Obligations (Cost $488,247)	489,128	0.4

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
U.S. TREASURY OBLIGATIONS: (continued)
	United States Treasury Notes: (continued)
	Total Long-Term Investments (Cost $105,154,414)	$113,401,562	92.9

SHORT-TERM INVESTMENTS: 9.6%
	Commercial Paper: 6.0%
1,500,000	Agilent Technologies, 4.290%, 10/02/2025	1,499,647	1.3
1,200,000	Automatic Data Processing., 4.160%, 10/01/2025	1,199,863	1.0
1,000,000	Bekshire Hathway., 4.340%, 10/10/2025	998,813	0.8
1,518,000	Concord Minutemen Capital Co. LLC, 4.180%, 10/02/2025	1,517,653	1.3
1,000,000	Dominion Resources, Inc., 4.330%, 10/16/2025	998,105	0.8
1,000,000	Fiserv, Inc., 4.310%, 10/02/2025	999,764	0.8
	Total Commercial Paper (Cost $7,214,728)	7,213,845	6.0

	Repurchase Agreements: 2.7%
27,998 (7)	Bank of America Securities Inc., Repurchase Agreement dated 09/30/2025, 4.200%, due 10/01/2025 (Repurchase Amount $28,001, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $28,558, due 11/15/41-05/15/54)	27,998	0.0
1,000,000 (7)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 09/30/2025, 4.210%, due 10/01/2025 (Repurchase Amount $1,000,115, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.500%, Market Value plus accrued interest $1,020,012, due 08/27/27-09/01/55)	1,000,000	0.8

See Accompanying Notes to Financial Statements.

25

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (7)	HSBC Securities (USA) Inc., Repurchase Agreement dated 09/30/2025, 4.220%, due 10/01/2025 (Repurchase Amount $1,000,116, collateralized by various U.S. Government Agency Obligations, 1.923%-6.500%, Market Value plus accrued interest $1,020,000, due 08/01/32-06/01/64)	$1,000,000	0.8
99,035 (7)	J.P. Morgan Securities LLC, Repurchase Agreement dated 09/30/2025, 4.200%, due 10/01/2025 (Repurchase Amount $99,046, collateralized by various U.S. Government Securities, 4.125%-4.500%, Market Value plus accrued interest $101,016, due 12/31/31-05/31/32)	99,035	0.1
24,570 (7)	Mizuho Securities USA LLC, Repurchase Agreement dated 09/30/2025, 4.200%, due 10/01/2025 (Repurchase Amount $24,573, collateralized by various U.S. Government Securities, 0.750%-4.375%, Market Value plus accrued interest $25,061, due 05/31/26-09/30/32)	24,570	0.0
136,924 (7)	Natwest Markets Securities Inc., Repurchase Agreement dated 09/30/2025, 4.190%, due 10/01/2025 (Repurchase Amount $136,940, collateralized by various U.S. Government Securities, 0.000%-6.625%, Market Value plus accrued interest $139,663, due 11/18/25-08/15/55)	136,924	0.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (7)	Nomura Securities International, Inc., Repurchase Agreement dated 09/30/2025, 4.210%, due 10/01/2025 (Repurchase Amount $1,000,115, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,020,000, due 11/01/25-09/01/55)	$1,000,000	0.8
44,070 (7)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/2025, 4.190%, due 10/01/2025 (Repurchase Amount $44,075, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $44,951, due 10/23/25-08/15/55)	44,070	0.1
	Total Repurchase Agreements (Cost $3,332,597)	3,332,597	2.7

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.9%
1,120,000 (8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.050% (Cost $1,120,000)	$1,120,000	0.9
	Total Short-Term Investments (Cost $11,667,325)	11,666,442	9.6
	Total Investments in Securities (Cost $116,821,739)	$125,068,004	102.5
	Liabilities in Excess of Other Assets	(3,050,919)	(2.5)
	Net Assets	$122,017,085	100.0

See Accompanying Notes to Financial Statements.

26

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2025.
(4)	Variable rate security. Rate shown is the rate in effect as of September 30, 2025.
(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2025.
(6)	Defaulted security.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of September 30, 2025.

Percentage
Sector Diversification	of Net Assets
Sovereign Bonds	60.4%
Energy	10.4
Financial	6.8
Basic Materials	5.6
Utilities	5.1
Consumer, Non-cyclical	2.1
Industrial	1.3
Government	0.8
U.S. Treasury Obligations	0.4
Short-Term Investments	9.6
Liabilities in Excess of Other Assets	(2.5)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements.

27

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2025
Asset Table
Investments, at fair value
Sovereign Bonds	$—	$73,687,944	$—	$73,687,944
Corporate Bonds/Notes	—	39,224,490	—	39,224,490
U.S. Treasury Obligations	—	489,128	—	489,128
Short-Term Investments	1,120,000	10,546,442	—	11,666,442
Total Investments, at fair value	$1,120,000	$123,948,004	$—	$125,068,004
Other Financial Instruments+
Futures	1,374	—	—	1,374
Total Assets	$1,121,374	$123,948,004	$—	$125,069,378
Liabilities Table Other Financial Instruments+
Futures	$(13,197)	$—	$—	$(13,197)
Total Liabilities	$(13,197)	$—	$—	$(13,197)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2025, the following futures contracts were outstanding for Voya VACS Series EMHCD Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	47	12/31/25	$9,794,727	$(3,411)
U.S. Treasury 10-Year Note	20	12/19/25	2,250,000	(2,275)
U.S. Treasury Ultra Long Bond	13	12/19/25	1,560,812	(451)
			$13,605,539	$(6,137)
Short Contracts:
U.S. Treasury 5-Year Note	(38)	12/31/25	(4,149,422)	1,374
U.S. Treasury Ultra 10-Year Note	(25)	12/19/25	(2,876,953)	(7,060)
			$(7,026,375)	$(5,686)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$1,374
Total Asset Derivatives		$1,374

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$13,197
Total Liability Derivatives		$13,197

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements.

28

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(212,386)
Total	$(212,386)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$43,057
Total	$43,057

At September 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $116,757,340.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$8,708,010
Gross Unrealized Depreciation	(409,169)
Net Unrealized Appreciation	$8,298,841

See Accompanying Notes to Financial Statements.

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 96.7%
	Basic Materials: 4.9%
1,300,000 (1)	Avient Corp., 6.250%, 11/01/2031	$1,321,155	0.4
600,000 (1)	Axalta Coating Systems Dutch Holding B BV, 7.250%, 02/15/2031	628,482	0.2
765,000 (1)	Axalta Coating Systems LLC, 3.375%, 02/15/2029	725,430	0.2
750,000 (1)	Capstone Copper Corp., 6.750%, 03/31/2033	773,167	0.3
770,000	Celanese US Holdings LLC, 6.665%, 07/15/2027	790,394	0.3
770,000 (1)	Chemours Co., 5.750%, 11/15/2028	751,751	0.2
900,000 (1)	Chemours Co., 8.000%, 01/15/2033	895,859	0.3
1,455,000 (1)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	1,403,047	0.5
925,000 (1)	Cleveland-Cliffs, Inc., 7.625%, 01/15/2034	953,731	0.3
1,250,000 (1)	Constellium SE, 5.625%, 06/15/2028	1,249,128	0.4
1,995,000 (1)	New Gold, Inc., 6.875%, 04/01/2032	2,091,235	0.7
510,000 (1)	NOVA Chemicals Corp., 7.000%, 12/01/2031	537,761	0.2
785,000 (1)	Novelis Corp., 3.875%, 08/15/2031	716,327	0.2
455,000 (1)	Novelis Corp., 4.750%, 01/30/2030	439,889	0.1
845,000 (1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	768,819	0.2
700,000 (1)	Olin Corp., 5.000%, 02/01/2030	684,384	0.2
480,000 (2)	SPCM SA, 3.125%, 03/15/2027	468,382	0.2
		15,198,941	4.9

	Communications: 9.5%
1,205,000 (1)	Arches Buyer, Inc., 4.250%, 06/01/2028	1,181,877	0.4
225,000 (1)(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	194,667	0.1
2,385,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/2030	2,254,051	0.7
2,065,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,880,577	0.6
1,940,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,922,919	0.6

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
660,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	$656,093	0.2
230,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	229,876	0.1
555,000 (1)	CommScope, Inc., 4.750%, 09/01/2029	552,131	0.2
1,010,000 (1)	Connect Finco Sarl / Connect US Finco LLC, 9.000%, 09/15/2029	1,063,181	0.3
1,500,000 (1)	Directv Financing LLC, 8.875%, 02/01/2030	1,483,457	0.5
642,000 (1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	641,764	0.2
865,000 (1)	GCI LLC, 4.750%, 10/15/2028	841,365	0.3
950,000 (1)	Gray Media, Inc., 9.625%, 07/15/2032	971,387	0.3
1,015,000	Lamar Media Corp., 4.000%, 02/15/2030	972,620	0.3
1,040,000 (1)	Level 3 Financing, Inc., 4.000%, 04/15/2031	899,350	0.3
365,000 (1)	Level 3 Financing, Inc., 4.875%, 06/15/2029	344,961	0.1
950,000 (1)	Level 3 Financing, Inc., 6.875%, 06/30/2033	969,014	0.3
1,745,000 (1)	Match Group Holdings II LLC, 4.625%, 06/01/2028	1,715,752	0.6
1,230,000 (1)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	1,183,194	0.4
220,000 (1)	Sirius XM Radio, Inc., 3.125%, 09/01/2026	217,179	0.1
2,880,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	2,868,503	0.9
1,380,000 (1)	Snap, Inc., 6.875%, 03/15/2034	1,400,191	0.5
1,370,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	1,331,988	0.4
690,000 (1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	652,947	0.2
1,390,000 (1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	1,362,777	0.4
400,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	376,749	0.1

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
1,285,000 (1)	Windstream Escrow LLC / Windstream Escrow Finance Corp., 8.250%, 10/01/2031	$1,332,097	0.4
		29,500,667	9.5
	Consumer, Cyclical: 18.7%
1,300,000 (1)	1011778 BC ULC / New Red Finance, Inc., 6.125%, 06/15/2029	1,330,949	0.4
600,000 (1)	Adient Global Holdings Ltd., 7.500%, 02/15/2033	621,741	0.2
540,000 (1)(2)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	566,766	0.2
830,000 (1)	Advance Auto Parts, Inc., 7.000%, 08/01/2030	854,575	0.3
665,000 (1)	Advance Auto Parts, Inc., 7.375%, 08/01/2033	686,283	0.2
1,215,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,226,029	0.4
995,000 (1)(2)	American Airlines, Inc., 7.250%, 02/15/2028	1,020,164	0.3
98,750 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	98,877	0.0
975,000 (1)	American Axle & Manufacturing, Inc., 7.750%, 10/15/2033	983,210	0.3
1,680,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	1,731,243	0.6
1,035,000 (1)(2)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	990,350	0.3
1,635,000 (1)	Caesars Entertainment, Inc., 7.000%, 02/15/2030	1,682,811	0.5
1,300,000 (1)	Carnival Corp., 5.750%, 08/01/2032	1,324,606	0.4
925,000 (1)	Carnival Corp., 6.000%, 05/01/2029	939,399	0.3
1,055,000 (1)	Cinemark USA, Inc., 7.000%, 08/01/2032	1,097,409	0.4
1,250,000 (1)	Clarios Global L.P. / Clarios US Finance Co., 6.750%, 09/15/2032	1,278,481	0.4
735,000 (1)	eG Global Finance PLC, 12.000%, 11/30/2028	808,350	0.3
635,000 (1)	Gap, Inc., 3.625%, 10/01/2029	594,939	0.2
835,000 (1)	Gap, Inc., 3.875%, 10/01/2031	762,866	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
865,000 (1)	Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.750%, 05/31/2032	$908,080	0.3
935,000 (1)	Gates Corp., 6.875%, 07/01/2029	971,372	0.3
1,190,000	Goodyear Tire & Rubber Co., 6.625%, 07/15/2030	1,208,379	0.4
385,000 (1)	Group 1 Automotive, Inc., 4.000%, 08/15/2028	374,467	0.1
1,155,000 (1)	Group 1 Automotive, Inc., 6.375%, 01/15/2030	1,183,770	0.4
1,195,000 (1)(2)	Hanesbrands, Inc., 9.000%, 02/15/2031	1,266,459	0.4
445,000 (1)	Hilton Domestic Operating Co., Inc., 5.750%, 09/15/2033	451,263	0.1
500,000 (1)	Hilton Domestic Operating Co., Inc., 5.875%, 04/01/2029	510,673	0.2
980,000 (1)	Hilton Domestic Operating Co., Inc., 5.875%, 03/15/2033	1,001,081	0.3
796,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	795,382	0.3
990,000 (1)	Interface, Inc., 5.500%, 12/01/2028	989,224	0.3
1,485,000 (1)	International Game Technology PLC, 5.250%, 01/15/2029	1,479,392	0.5
1,025,000 (1)	Light & Wonder International, Inc., 6.250%, 10/01/2033	1,027,429	0.3
580,000 (1)	Light & Wonder International, Inc., 7.500%, 09/01/2031	603,628	0.2
270,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	237,055	0.1
119,000 (1)	Macy's Retail Holdings LLC, 5.875%, 03/15/2030	119,062	0.0
765,000 (1)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	766,867	0.2
510,000	MGM Resorts International, 4.750%, 10/15/2028	506,377	0.2
565,000	MGM Resorts International, 6.500%, 04/15/2032	575,972	0.2
980,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	967,686	0.3
160,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	160,291	0.1
975,000 (1)	NCL Corp. Ltd., 5.875%, 01/15/2031	975,666	0.3

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
1,370,000 (1)	NCL Corp. Ltd., 6.750%, 02/01/2032	$1,409,808	0.5
630,000	Newell Brands, Inc., 6.375%, 09/15/2027	640,559	0.2
740,000	Newell Brands, Inc., 6.625%, 05/15/2032	732,162	0.2
550,000 (1)	Newell Brands, Inc., 8.500%, 06/01/2028	583,130	0.2
1,040,000 (2)	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	1,082,572	0.4
1,215,000 (1)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	1,130,464	0.4
1,245,000 (1)	SeaWorld Parks & Entertainment, Inc., 5.250%, 08/15/2029	1,225,134	0.4
1,560,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	1,534,845	0.5
845,000 (1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	775,007	0.3
605,000 (1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	581,482	0.2
760,000 (1)	Tenneco, Inc., 8.000%, 11/17/2028	761,935	0.2
1,145,000 (1)	Victoria's Secret & Co., 4.625%, 07/15/2029	1,094,612	0.4
1,360,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,361,420	0.4
1,220,000 (1)	Viking Cruises Ltd., 5.875%, 10/15/2033	1,222,381	0.4
400,000 (1)	Viking Cruises Ltd., 7.000%, 02/15/2029	402,285	0.1
1,020,000 (1)	Voyager Parent LLC, 9.250%, 07/01/2032	1,079,323	0.4
3,500,000 (2)	Warnermedia Holdings, Inc., 4.279%, 03/15/2032	3,211,250	1.0
555,000 (1)	William Carter Co., 5.625%, 03/15/2027	556,080	0.2
1,195,000 (1)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 6.250%, 03/15/2033	1,214,329	0.4
1,595,000	Yum! Brands, Inc., 3.625%, 03/15/2031	1,491,408	0.5
		57,768,809	18.7
	Consumer, Non-cyclical: 19.0%
1,185,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	1,176,020	0.4
660,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	626,393	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,365,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	$1,366,589	0.4
430,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 6.250%, 03/15/2033	440,415	0.1
1,315,000 (1)	Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/2030	1,363,392	0.4
500,000 (1)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	490,729	0.2
1,155,000 (1)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	1,133,098	0.4
420,000 (1)	APi Group DE, Inc., 4.125%, 07/15/2029	406,367	0.1
450,000 (1)	APi Group DE, Inc., 4.750%, 10/15/2029	441,866	0.1
294,000 (1)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.750%, 07/15/2027	293,764	0.1
1,325,000 (1)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.000%, 02/15/2031	1,371,799	0.4
1,115,000 (1)	Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028	1,163,433	0.4
1,090,000 (1)	BellRing Brands, Inc., 7.000%, 03/15/2030	1,126,849	0.4
935,000 (1)	Belron UK Finance PLC, 5.750%, 10/15/2029	948,033	0.3
760,000 (1)	Brink's Co., 6.500%, 06/15/2029	782,780	0.3
285,000 (1)	Brink's Co., 6.750%, 06/15/2032	296,692	0.1
720,000 (1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	651,995	0.2
360,000 (1)	CHS/Community Health Systems, Inc., 6.000%, 01/15/2029	349,765	0.1
850,000 (1)	Cimpress PLC, 7.375%, 09/15/2032	848,100	0.3
1,185,000 (1)	Concentra Escrow Issuer Corp., 6.875%, 07/15/2032	1,231,964	0.4
1,090,000 (1)	CPI CG, Inc., 10.000%, 07/15/2029	1,143,820	0.4

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
875,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	$802,032	0.3
1,380,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	1,323,695	0.4
450,000 (1)	DaVita, Inc., 6.750%, 07/15/2033	464,417	0.1
1,215,000 (1)(2)	Embecta Corp., 5.000%, 02/15/2030	1,151,722	0.4
1,405,000 (1)	EquipmentShare. com, Inc., 8.000%, 03/15/2033	1,502,854	0.5
1,300,000 (1)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	1,373,616	0.4
170,000 (1)	Garda World Security Corp., 4.625%, 02/15/2027	168,863	0.1
1,025,000 (1)	Global Medical Response, Inc., 7.375%, 10/01/2032	1,055,683	0.3
472,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	472,346	0.2
1,140,000 (1)	Herc Holdings, Inc., 7.000%, 06/15/2030	1,185,077	0.4
590,000 (1)	Herc Holdings, Inc., 7.250%, 06/15/2033	616,371	0.2
1,205,000 (1)	Insulet Corp., 6.500%, 04/01/2033	1,253,841	0.4
1,200,000 (1)	Jazz Securities DAC, 4.375%, 01/15/2029	1,170,092	0.4
405,000 (1)	LifePoint Health, Inc., 8.375%, 02/15/2032	431,989	0.1
1,565,000 (1)	LifePoint Health, Inc., 9.875%, 08/15/2030	1,696,754	0.5
2,815,000 (1)	Medline Borrower L.P., 5.250%, 10/01/2029	2,792,742	0.9
1,500,000 (1)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	1,315,266	0.4
200,000 (1)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.750%, 05/15/2034	192,027	0.1
760,000	Perrigo Finance Unlimited Co. USD, 6.125%, 09/30/2032	765,727	0.2
1,285,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	1,240,240	0.4
430,000 (1)	Post Holdings, Inc., 6.250%, 10/15/2034	434,654	0.1
660,000 (1)	Post Holdings, Inc., 6.375%, 03/01/2033	667,794	0.2
735,000 (1)	Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.250%, 04/01/2029	735,462	0.2
1,300,000 (1)	Raven Acquisition Holdings LLC, 6.875%, 11/15/2031	1,339,218	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,190,000 (1)	Select Medical Corp., 6.250%, 12/01/2032	$1,191,605	0.4
610,000 (2)	Service Corp. International, 5.125%, 06/01/2029	611,483	0.2
680,000	Service Corp. International, 5.750%, 10/15/2032	689,743	0.2
1,245,000 (1)	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/2032	1,288,085	0.4
1,580,000 (1)	Simmons Foods, Inc./ Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	1,517,098	0.5
1,115,000 (1)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	1,172,164	0.4
815,000 (1)	Star Parent, Inc., 9.000%, 10/01/2030	862,631	0.3
850,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	849,163	0.3
1,425,000	Tenet Healthcare Corp., 6.125%, 10/01/2028	1,427,036	0.5
1,705,000	Tenet Healthcare Corp., 6.125%, 06/15/2030	1,728,882	0.6
720,000 (1)	United Natural Foods, Inc., 6.750%, 10/15/2028	722,175	0.2
910,000	United Rentals North America, Inc., 4.875%, 01/15/2028	908,009	0.3
160,000	United Rentals North America, Inc., 5.500%, 05/15/2027	160,139	0.1
330,000 (1)	United Rentals North America, Inc., 6.125%, 03/15/2034	343,554	0.1
760,000 (1)	US Foods, Inc., 5.750%, 04/15/2033	765,880	0.2
1,050,000 (1)	Wand NewCo 3, Inc., 7.625%, 01/30/2032	1,107,120	0.4
410,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	403,479	0.1
1,095,000 (1)	Williams Scotsman, Inc., 6.625%, 04/15/2030	1,128,102	0.4
240,000 (1)	Williams Scotsman, Inc., 7.375%, 10/01/2031	250,792	0.1
		58,933,485	19.0

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: 11.2%
770,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	$767,744	0.3
965,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	967,044	0.3
79,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	79,062	0.0
1,640,000 (1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	1,637,895	0.5
1,380,000 (1)(2)	Baytex Energy Corp., 8.500%, 04/30/2030	1,419,950	0.5
915,000 (1)(2)	Civitas Resources, Inc., 8.750%, 07/01/2031	938,571	0.3
1,270,000 (1)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	1,262,098	0.4
745,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	748,455	0.2
955,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	996,590	0.3
425,000 (1)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	431,909	0.1
1,250,000 (1)	Enerflex Ltd., 9.000%, 10/15/2027	1,277,095	0.4
1,150,000 (1)	Global Partners L.P. / GLP Finance Corp., 8.250%, 01/15/2032	1,213,778	0.4
385,000 (1)	Harvest Midstream I L.P., 7.500%, 09/01/2028	389,440	0.1
370,000 (1)	Harvest Midstream I L.P., 7.500%, 05/15/2032	379,183	0.1
545,000 (1)	Hess Midstream Operations L.P., 5.500%, 10/15/2030	549,349	0.2
660,000 (1)	Hess Midstream Operations L.P., 5.875%, 03/01/2028	673,203	0.2
530,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	522,817	0.2
245,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	236,869	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
535,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.250%, 04/15/2032	$513,621	0.2
160,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.875%, 05/15/2034	154,366	0.1
535,000 (1)	Howard Midstream Energy Partners LLC, 7.375%, 07/15/2032	555,755	0.2
1,565,000 (1)	Kinetik Holdings L.P., 5.875%, 06/15/2030	1,575,276	0.5
1,205,000 (1)	Kodiak Gas Services LLC, 7.250%, 02/15/2029	1,251,254	0.4
1,055,000 (1)	Northern Oil and Gas, Inc., 8.750%, 06/15/2031	1,091,234	0.4
910,000 (1)	Northriver Midstream Finance L.P., 6.750%, 07/15/2032	931,181	0.3
895,000 (1)	Permian Resources Operating LLC, 5.875%, 07/01/2029	899,677	0.3
405,000 (1)	Permian Resources Operating LLC, 6.250%, 02/01/2033	412,845	0.1
415,000	SM Energy Co., 6.625%, 01/15/2027	415,175	0.1
250,000 (1)	SM Energy Co., 7.000%, 08/01/2032	250,375	0.1
1,625,000 (1)	Summit Midstream Holdings LLC, 8.625%, 10/31/2029	1,634,282	0.5
1,050,000 (1)	Sunoco L.P., 5.875%, 03/15/2034	1,041,565	0.3
1,015,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	978,061	0.3
410,000 (1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 6.000%, 03/01/2027	410,160	0.1
975,000	Transocean International Ltd., 7.875%, 10/15/2032	983,063	0.3
204,750 (1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	205,161	0.1
125,476 (1)	Transocean Titan Financing Ltd., 8.375%, 02/01/2028	128,902	0.0
1,400,000 (1)(2)	Venture Global LNG, Inc., 7.000%, 01/15/2030	1,449,686	0.5
1,500,000 (1)	Venture Global LNG, Inc., 8.125%, 06/01/2028	1,553,655	0.5
1,565,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	1,644,307	0.5

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
1,050,000 (1)	Venture Global Plaquemines LNG LLC, 6.500%, 01/15/2034	$1,105,947	0.4
1,045,000 (1)	Venture Global Plaquemines LNG LLC, 6.750%, 01/15/2036	1,110,628	0.4
		34,787,228	11.2
	Financial: 11.8%
300,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 6.750%, 07/01/2032	309,151	0.1
1,420,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	1,480,393	0.5
750,000 (1)	AG Issuer LLC, 6.250%, 03/01/2028	752,012	0.2
2,235,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	2,287,931	0.7
295,000	Ally Financial, Inc., 5.750%, 11/20/2025	295,183	0.1
670,000 (2)	Ally Financial, Inc., 6.700%, 02/14/2033	698,292	0.2
1,400,000 (1)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	1,408,496	0.5
1,345,000 (1)	Focus Financial Partners LLC, 6.750%, 09/15/2031	1,378,427	0.4
380,000 (1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	379,477	0.1
750,000 (1)	Freedom Mortgage Corp., 12.250%, 10/01/2030	837,290	0.3
955,000 (1)	Freedom Mortgage Holdings LLC, 8.375%, 04/01/2032	1,001,776	0.3
1,760,000 (1)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/2029	1,769,975	0.6
2,010,000 (1)	Iron Mountain, Inc., 5.250%, 07/15/2030	1,989,120	0.6
610,000 (1)	Iron Mountain, Inc., 6.250%, 01/15/2033	622,667	0.2
410,000 (1)	Jane Street Group / JSG Finance, Inc., 4.500%, 11/15/2029	400,597	0.1
1,530,000 (1)	Jane Street Group / JSG Finance, Inc., 6.125%, 11/01/2032	1,551,893	0.5
825,000 (1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	778,586	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
780,000 (1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	$775,262	0.3
405,000 (1)	Nationstar Mortgage Holdings, Inc., 5.000%, 02/01/2026	405,000	0.1
1,060,000	Navient Corp., 4.875%, 03/15/2028	1,040,103	0.3
1,770,000	OneMain Finance Corp., 5.375%, 11/15/2029	1,751,402	0.6
945,000	OneMain Finance Corp., 6.500%, 03/15/2033	947,674	0.3
100,000	OneMain Finance Corp., 7.125%, 03/15/2026	100,977	0.0
1,760,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	1,831,840	0.6
1,480,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	1,526,907	0.5
955,000 (1)	PennyMac Financial Services, Inc., 6.875%, 02/15/2033	987,338	0.3
955,000 (1)	PennyMac Financial Services, Inc., 7.875%, 12/15/2029	1,014,202	0.3
1,030,000 (1)	PRA Group, Inc., 5.000%, 10/01/2029	957,371	0.3
550,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 6.500%, 04/01/2032	565,859	0.2
530,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 6.500%, 06/15/2033	546,199	0.2
955,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	985,913	0.3
220,000 (1)	RLJ Lodging Trust L.P., 3.750%, 07/01/2026	217,959	0.1
1,350,000 (1)	Rocket Cos., Inc., 6.125%, 08/01/2030	1,386,524	0.5
1,700,000 (1)	Rocket Cos., Inc., 6.375%, 08/01/2033	1,756,719	0.6
640,000 (1)	Starwood Property Trust, Inc., 6.500%, 07/01/2030	662,489	0.2
1,090,000 (1)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	1,128,056	0.4
		36,529,060	11.8

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: 13.7%
840,000 (1)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	$865,317	0.3
1,060,000 (1)	AmeriTex HoldCo Intermediate LLC, 7.625%, 08/15/2033	1,104,238	0.4
710,000 (1)	Amsted Industries, Inc., 6.375%, 03/15/2033	729,355	0.2
800,000 (1)	Arcosa, Inc., 6.875%, 08/15/2032	836,254	0.3
950,000 (1)	Bombardier, Inc., 6.750%, 06/15/2033	992,568	0.3
855,000 (1)	Bombardier, Inc., 7.500%, 02/01/2029	892,316	0.3
1,185,000 (1)	Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 02/01/2032	1,198,279	0.4
1,765,000 (1)	Builders FirstSource, Inc., 6.375%, 06/15/2032	1,826,018	0.6
1,090,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	1,084,192	0.4
1,380,000 (1)	Chart Industries, Inc., 7.500%, 01/01/2030	1,437,939	0.5
1,060,000 (1)	Clean Harbors, Inc., 6.375%, 02/01/2031	1,086,393	0.4
1,580,000 (1)	Clydesdale Acquisition Holdings, Inc., 6.750%, 04/15/2032	1,622,020	0.5
730,000 (1)	Crown Americas LLC, 5.875%, 06/01/2033	738,016	0.2
1,830,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	1,883,434	0.6
925,000 (1)	Energizer Holdings, Inc., 4.750%, 06/15/2028	910,228	0.3
915,000 (1)(2)	Energizer Holdings, Inc., 6.000%, 09/15/2033	896,036	0.3
1,330,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	1,331,382	0.4
430,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.875%, 04/15/2033	433,088	0.1
670,000 (1)	GFL Environmental, Inc., 4.000%, 08/01/2028	654,755	0.2
918,000 (1)	GFL Environmental, Inc., 4.375%, 08/15/2029	896,417	0.3
475,000 (1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	467,141	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
685,000 (1)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	$725,395	0.2
585,000 (1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	587,049	0.2
1,505,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	1,465,117	0.5
130,000 (1)	Owens-Brockway Glass Container, Inc., 6.625%,	129,870	0.0
1,225,000 (1)	05/13/2027 Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	1,248,552	0.4
2,095,000 (1)	Quikrete Holdings, Inc., 6.375%, 03/01/2032	2,171,727	0.7
685,000 (1)	Sealed Air Corp., 4.000%, 12/01/2027	672,825	0.2
695,000 (1)	Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/2028	705,145	0.2
1,305,000 (1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	1,205,538	0.4
1,605,000 (1)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	1,696,377	0.6
815,000 (1)	Standard Industries, Inc., 3.375%, 01/15/2031	738,747	0.2
1,130,000 (1)	Standard Industries, Inc., 4.375%, 07/15/2030	1,084,155	0.4
1,205,000 (1)	Stonepeak Nile Parent LLC, 7.250%, 03/15/2032	1,269,898	0.4
765,000 (1)	Terex Corp., 6.250%, 10/15/2032	779,930	0.3
745,000 (1)	TransDigm, Inc., 6.000%, 01/15/2033	753,912	0.2
355,000 (1)	TransDigm, Inc., 6.250%, 01/31/2034	365,353	0.1
630,000 (1)	TransDigm, Inc., 6.375%, 05/31/2033	638,658	0.2
1,185,000 (1)	TransDigm, Inc., 6.625%, 03/01/2032	1,221,492	0.4
1,035,000 (1)	TransDigm, Inc., 6.750%, 01/31/2034	1,070,888	0.3
935,000 (1)	Waste Pro USA, Inc., 7.000%, 02/01/2033	970,808	0.3
1,050,000 (1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	1,029,038	0.3
60,000 (1)	WESCO Distribution, Inc., 6.375%, 03/15/2033	62,240	0.0
		42,478,100	13.7

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: 5.2%
995,000 (1)	Amentum Escrow Corp., 7.250%, 08/01/2032	$1,033,965	0.3
995,000 (1)	CACI International, Inc., 6.375%, 06/15/2033	1,027,637	0.3
2,265,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	2,287,923	0.7
1,035,000 (1)	Cloud Software Group, Inc., 6.625%, 08/15/2033	1,054,654	0.4
1,200,000 (1)	CoreWeave, Inc., 9.250%, 06/01/2030	1,240,805	0.4
720,000 (1)	Entegris Escrow Corp., 5.950%, 06/15/2030	730,969	0.2
625,000 (1)	Entegris, Inc., 3.625%, 05/01/2029	594,734	0.2
600,000 (1)	Fair Isaac Corp., 6.000%, 05/15/2033	608,966	0.2
1,095,000 (1)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	1,147,879	0.4
1,025,000 (1)	McAfee Corp., 7.375%, 02/15/2030	951,975	0.3
1,035,000 (1)	NCR Atleos Escrow Corp., 9.500%, 04/01/2029	1,121,171	0.4
570,000 (1)	Open Text Corp., 3.875%, 12/01/2029	539,482	0.2
1,145,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	1,086,086	0.4
1,110,000 (1)(2)	Playtika Holding Corp., 4.250%, 03/15/2029	1,020,129	0.3
1,430,000 (1)	UKG, Inc., 6.875%, 02/01/2031	1,476,604	0.5
		15,922,979	5.2
	Utilities: 2.7%
995,000 (1)	Alpha Generation LLC, 6.750%, 10/15/2032	1,027,835	0.3
360,000 (1)	Calpine Corp., 4.500%, 02/15/2028	358,721	0.1
771,000 (1)	Calpine Corp., 5.000%, 02/01/2031	769,228	0.3
675,000 (1)	Calpine Corp., 5.125%, 03/15/2028	675,844	0.2
1,090,000 (1)	Lightning Power LLC, 7.250%, 08/15/2032	1,154,791	0.4
885,000 (1)	NRG Energy, Inc., 3.625%, 02/15/2031	818,943	0.3
300,000 (1)	NRG Energy, Inc., 6.000%, 02/01/2033	304,898	0.1
365,000 (1)	NRG Energy, Inc., 6.250%, 11/01/2034	374,386	0.1
690,000	TransAlta Corp., 7.750%, 11/15/2029	717,973	0.2
345,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	338,030	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
435,000 (1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	$434,987	0.2
225,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	225,305	0.1
990,000 (1)	Vistra Operations Co. LLC, 7.750%, 10/15/2031	1,048,328	0.3
		8,249,269	2.7
	Total Corporate Bonds/ Notes
	(Cost $293,387,114)	299,368,538	96.7

	Total Long-Term Investments
	(Cost $293,387,114)	299,368,538	96.7

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 6.1%
	Commercial Paper: 2.1%
1,000,000	Automatic Data Processing., 4.160%, 10/01/2025	999,886	0.3
2,000,000	Concord Minutemen Capital Co. LLC, 4.180%, 10/01/2025	1,999,771	0.7
2,000,000	Entergy Corp., 4.270%, 10/01/2025	1,999,766	0.6
1,500,000	Fiserv, Inc., 4.310%, 10/02/2025	1,499,645	0.5
	Total Commercial Paper
	(Cost $6,499,824)	6,499,068	2.1

	Repurchase Agreements: 3.2%
2,648,428 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 09/30/2025, 4.210%, due 10/01/2025 (Repurchase Amount $2,648,733, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.500%, Market Value plus accrued interest $2,701,429, due 08/27/27-09/01/55)	2,648,428	0.9

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
111,996 (3)	HSBC Securities (USA) Inc., Repurchase Agreement dated 09/30/2025, 4.210%, due 10/01/2025 (Repurchase Amount $112,009, collateralized by various U.S. Government Securities, 0.000%-4.000%, Market Value plus accrued interest $114,236, due 07/15/26-08/15/54)	$111,996	0.0
2,648,428 (3)	HSBC Securities (USA) Inc., Repurchase Agreement dated 09/30/2025, 4.220%, due 10/01/2025 (Repurchase Amount $2,648,734, collateralized by various U.S. Government Agency Obligations, 1.923%-6.500%, Market Value plus accrued interest $2,701,397, due 08/01/32-06/01/64)	2,648,428	0.9
210,998 (3)	J.P. Morgan Securities LLC, Repurchase Agreement dated 09/30/2025, 4.200%, due 10/01/2025 (Repurchase Amount $211,022, collateralized by various U.S. Government Securities, 4.125%-4.500%, Market Value plus accrued interest $215,218, due 12/31/31-05/31/32)	210,998	0.1
291,719 (3)	Natwest Markets Securities Inc., Repurchase Agreement dated 09/30/2025, 4.190%, due 10/01/2025 (Repurchase Amount $291,752, collateralized by various U.S. Government Securities, 0.000%-6.625%, Market Value plus accrued interest $297,553, due 11/18/25-08/15/55)	291,719	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,327,623 (3)	Nomura Securities International, Inc., Repurchase Agreement dated 09/30/2025, 4.210%, due 10/01/2025 (Repurchase Amount $1,327,776, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,354,175, due 11/01/25-09/01/55)	$1,327,623	0.4
2,545,521 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/2025, 4.200%, due 10/01/2025 (Repurchase Amount $2,545,814, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.625%-7.000%, Market Value plus accrued interest $2,596,432, due 01/15/29-10/01/55)	2,545,521	0.8
93,892 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/2025, 4.190%, due 10/01/2025 (Repurchase Amount $93,903, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $95,770, due 10/23/25-08/15/55)	93,892	0.0
	Total Repurchase Agreements
	(Cost $9,878,605)	9,878,605	3.2

	Time Deposits: 0.6%
280,000 (3)	Canadian Imperial Bank of Commerce, 4.090%, 10/01/2025	280,000	0.1
260,000 (3)	DZ Bank AG, 4.080%, 10/01/2025	260,000	0.0
260,000 (3)	HSBC BANK PLC, 4.130%, 10/01/2025	260,000	0.1

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
270,000 (3)	Landesbank Hessen Thueringen Girozentrale, 4.100%, 10/01/2025	$270,000	0.1
280,000 (3)	Mizuho Bank Ltd., 4.100%, 10/01/2025	280,000	0.1
280,000 (3)	Royal Bank of Canada, 4.140%, 10/01/2025	280,000	0.1
280,000 (3)	Societe Generale S.A., 4.090%, 10/01/2025	280,000	0.1
	Total Time Deposits
	(Cost $1,910,000)	1,910,000	0.6

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.2%
597,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.050%
	(Cost $597,000)	$597,000	0.2
	Total Short-Term Investments
	(Cost $18,885,429)	18,884,673	6.1
	Total Investments in Securities
	(Cost $312,272,543)	$318,253,211	102.8
	Liabilities in Excess of Other Assets	(8,705,599)	(2.8)
	Net Assets	$309,547,612	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2025.

See Accompanying Notes to Financial Statements

39

Voya VACS SERIES HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$299,368,538	$—	$299,368,538
Short-Term Investments	597,000	18,287,673	—	18,884,673
Total Investments, at fair value	$597,000	$317,656,211	$—	$318,253,211

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At September 30, 2025, the aggregate cost of securities and other investments for federal income tax purposes was the same as for financial statement purposes. The composition of unrealized appreciation and depreciation of securities and other investments was:

Cost for U.S. federal income tax purposes was $312,283,487.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$6,093,314
Gross Unrealized Depreciation	(123,590)
Net Unrealized Appreciation	$5,969,724

See Accompanying Notes to Financial Statements

40

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 37.4%
422,109 (1)(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.625%, 01/25/2045	$339,930	0.2
270,059 (1)(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.753%, 03/25/2046	256,784	0.1
903,444 (1)(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	861,102	0.5
451,722 (1)(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	437,624	0.2
548,652 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2021-5 B3A, 3.481%, 11/25/2051	473,023	0.3
576,774 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2022-2 B3A, 3.395%, 12/25/2051	484,425	0.3
703,902 (1)(2)	Bayview Opportunity Master Fund VI Trust 2021-6 B3A, 3.384%, 10/25/2051	595,907	0.3
320,778 (2)	Bear Stearns ALT-A Trust 2005-9 26A1, 4.217%, 11/25/2035	172,463	0.1
1,053,181 (1)(2)	Chase Home Lending Mortgage Trust 2024-8 A9A, 5.500%, 08/25/2055	1,051,972	0.6
341,017 (1)(2)	CIM Trust 2021-J1 A19, 2.500%, 03/25/2051	281,289	0.1
413,340 (1)(2)	Citigroup Mortgage Loan Trust 2021-J3 B3W, 2.861%, 09/25/2051	340,983	0.2
986,420 (1)	Citigroup Mortgage Loan Trust 2024-CMI1 B2, 6.410%, 06/25/2054	998,801	0.5
864,767 (1)(2)	COLT Mortgage Loan Trust 2021-1 A1, 0.910%, 06/25/2066	752,235	0.4
873,330 (1)(2)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 8.121%, (SOFR30A + 3.764%), 02/25/2040	905,722	0.5
1,054,019 (1)(2)	Connecticut Avenue Securities Trust 2022-R01 1B1, 7.506%, (SOFR30A + 3.150%), 12/25/2041	1,079,963	0.6
602,296 (1)(2)	Deephaven Residential Mortgage Trust 2021-4 M1, 3.257%, 11/25/2066	469,099	0.3
974,299 (1)	EFMT 2024-RM3 A1A, 5.000%, 12/25/2054	949,746	0.5

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
602,296 (1)(2)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 7.471%, (SOFR30A + 3.114%), 01/25/2040	$616,339	0.3
301,148 (1)(2)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 7.656%, (SOFR30A + 3.300%), 11/25/2041	307,275	0.2
1,761,717 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R02 1B1, 9.906%, (SOFR30A + 5.550%), 01/25/2043	1,909,706	1.0
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R05 1B1, 9.106%, (SOFR30A + 4.750%), 06/25/2043	537,631	0.3
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R04 1M2, 6.006%, (SOFR30A + 1.650%), 05/25/2044	1,003,439	0.5
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 6.306%, (SOFR30A + 1.950%), 02/25/2045	501,994	0.3
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2025-R03 2M2, 6.606%, (SOFR30A + 2.250%), 03/25/2045	1,018,314	0.5
377,084 (1)(2)	Flagstar Mortgage Trust 2018-4 B3, 4.133%, 07/25/2048	348,693	0.2
1,324,240 (1)(2)	Flagstar Mortgage Trust 2020-1INV B2A, 4.173%, 03/25/2050	1,223,304	0.7
660,008 (1)(2)	Flagstar Mortgage Trust 2020-1INV B3, 4.173%, 03/25/2050	605,135	0.3
1,505,741 (1)(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 8.106%, (SOFR30A + 3.750%), 12/25/2041	1,545,824	0.8
3,011,482 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 7.756%, (SOFR30A + 3.400%), 01/25/2042	3,083,325	1.7
2,845,850 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 B1, 9.106%, (SOFR30A + 4.750%), 02/25/2042	2,966,599	1.6

See Accompanying Notes to Financial Statements

41

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,500,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 M2, 8.106%, (SOFR30A + 3.750%), 02/25/2042	$1,551,188	0.8
400,000 (1)(2)	Freddie Mac STACR REMIC Trust 2024-HQA2 M2, 6.156%, (SOFR30A + 1.800%), 08/25/2044	402,472	0.2
476,407 (1)(2)	GCAT Trust 2022-INV3 B1, 4.604%, 08/25/2052	449,267	0.2
589,441 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.610%, 05/25/2050	522,323	0.3
920,150 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.971%, 03/25/2050	855,289	0.5
788,363 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 3.971%, 03/25/2050	730,912	0.4
1,196,931 (1)(2)	GS Mortgage-Backed Securities Trust 2022- PJ5 B3, 2.982%, 10/25/2052	1,002,611	0.5
722,377 (1)(2)	GS Mortgage-Backed Securities Trust 2023- PJ4 A3, 6.000%, 01/25/2054	732,862	0.4
1,404,240 (1)(2)	GS Mortgage-Backed Securities Trust 2024- INV1 B3, 6.612%, 02/25/2055	1,428,273	0.8
1,100,000 (1)	GS Mortgage-Backed Securities Trust 2025- PJ6 A14, 5.500%, 11/25/2055	1,093,104	0.6
685,583 (1)(2)	Hundred Acre Wood Trust 2021-INV3 B3, 3.319%, 12/25/2051	585,560	0.3
451,722 (1)(2)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	362,533	0.2
604,180 (2)	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 4.692%, (TSFR1M + 0.534%), 02/25/2046	461,304	0.2
195,895 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.606%, 06/25/2049	188,565	0.1
411,010 (1)(2)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.148%, 05/25/2052	337,327	0.2
470,428 (1)(2)	J.P. Morgan Mortgage Trust 2022-1 B3, 3.087%, 07/25/2052	383,063	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,115,209 (1)(2)	J.P. Morgan Mortgage Trust 2022-6 B3, 3.284%, 11/25/2052	$929,120	0.5
758,274 (1)(2)	J.P. Morgan Mortgage Trust 2023-2 B3, 5.611%, 07/25/2053	723,233	0.4
277,666 (1)(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.687%, 01/25/2044	239,534	0.1
834,759 (1)(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.446%, 01/25/2047	749,145	0.4
342,839 (1)(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.874%, 11/25/2048	317,192	0.2
349,947 (1)(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.778%, 12/25/2048	318,341	0.2
371,603 (1)(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.706%, 09/25/2048	339,409	0.2
526,533 (1)(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.706%, 09/25/2048	480,915	0.3
540,319 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.715%, 10/25/2048	498,044	0.3
761,422 (1)(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.203%, 02/25/2050	677,086	0.4
767,549 (1)(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.393%, 03/25/2050	687,274	0.4
802,482 (1)(2)	JP Morgan Mortgage Trust 2019-HYB1 B1, 4.946%, 10/25/2049	812,821	0.4
438,455 (1)(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.925%, 09/25/2049	429,434	0.2
925,061 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.351%, 05/25/2050	862,415	0.5
399,439 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.678%, 12/25/2049	388,624	0.2
399,439 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.678%, 12/25/2049	387,642	0.2
656,442 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.335%, 03/25/2050	613,427	0.3
659,491 (1)(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.574%, 12/25/2050	591,102	0.3
389,857 (1)(2)	JP Morgan Mortgage Trust 2020-8 B3, 3.488%, 03/25/2051	343,688	0.2
315,759 (1)(2)	JP Morgan Mortgage Trust 2021-INV6 A5A, 2.500%, 04/25/2052	259,796	0.1

See Accompanying Notes to Financial Statements

42

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
971,526 (1)(2)	JP Morgan Mortgage Trust 2023-10 B3, 6.294%, 05/25/2054	$966,080	0.5
831,809 (1)(2)	JP Morgan Mortgage Trust 2024-12 A9, 6.150%, 06/25/2055	844,283	0.5
1,000,000 (1)(2)	JP Morgan Mortgage Trust 2024-CCM1 A5A, 5.500%, 04/25/2055	998,786	0.5
459,187 (1)(2)	JP Morgan Mortgage Trust 2025-CCM1 A2, 5.500%, 06/25/2055	461,679	0.2
1,100,000 (1)(2)	JP Morgan Mortgage Trust Series 2025-3 M1, 6.783%, 09/25/2055	1,121,065	0.6
192,639 (1)(2)	JP Morgan Trust 2015-1 B3, 5.662%, 12/25/2044	188,923	0.1
537,006 (1)(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.251%, 10/25/2048	515,248	0.3
1,050,706 (1)(2)	MFA Trust 2021-INV2 M1, 3.199%, 11/25/2056	847,655	0.5
542,067 (1)(2)	Mill City Mortgage Trust 2015-2 B2, 3.701%, 09/25/2057	505,581	0.3
372,437 (1)(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	364,860	0.2
1,144,363 (1)(2)	Oaktown Re VII Ltd. 2021-2 M1C, 7.706%, (SOFR30A + 3.350%), 04/25/2034	1,163,768	0.6
372,837 (1)(2)	OBX Trust 2022-J1 A14, 2.500%, 02/25/2052	307,884	0.2
1,052,049 (1)(2)	Oceanview Mortgage Trust 2021-5 B3, 2.968%, 10/25/2051	867,261	0.5
948,822 (1)(2)	PRET Trust 2025-RPL2 A1, 4.000%, 08/25/2064	920,070	0.5
525,623 (1)(2)	RCKT Mortgage Trust 2020-1 B2A, 3.473%, 02/25/2050	477,388	0.3
444,508 (1)(2)	Sequoia Mortgage Trust 2017-2 B2, 3.551%, 02/25/2047	419,787	0.2
343,700 (1)(2)	Sequoia Mortgage Trust 2019-2 B3, 4.260%, 06/25/2049	323,018	0.2
440,439 (1)(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.802%, 08/25/2049	435,640	0.2
798,798 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.500%, 09/25/2049	768,539	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
470,389 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.500%, 09/25/2049	$450,653	0.2
654,137 (1)(2)	Sequoia Mortgage Trust 2020-2 B3, 3.633%, 03/25/2050	585,264	0.3
526,333 (1)(2)	Sequoia Mortgage Trust 2020-3 B3, 3.304%, 04/25/2050	458,477	0.2
685,673 (1)(2)	Sequoia Mortgage Trust 2021-7 B3, 2.864%, 11/25/2051	574,266	0.3
601,735 (1)(2)	Sequoia Mortgage Trust 2023-1 B2, 5.131%, 01/25/2053	570,060	0.3
608,274 (1)(2)	Sequoia Mortgage Trust 2024-2 A19, 6.000%, 03/25/2054	614,005	0.3
997,018 (1)(2)	Sequoia Mortgage Trust 2025-6 B3, 6.223%, 07/25/2055	976,079	0.5
312,431 (1)(2)	Shellpoint Co.-Originator Trust 2017-2 B3, 3.618%, 10/25/2047	290,945	0.2
199,418 (1)(2)	STAR Trust 2021-1 A3, 1.528%, 05/25/2065	186,552	0.1
903,444 (1)(2)	Starwood Mortgage Residential Trust 2020-1 M1, 2.878%, 02/25/2050	807,101	0.4
602,296 (1)(2)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2065	569,884	0.3
1,071,274 (2)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.540%, 01/25/2037	227,319	0.1
331,263 (1)(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.905%, 11/25/2057	330,150	0.2
546,075 (1)(2)	UWM Mortgage Trust 2021-INV1 B1, 3.150%, 08/25/2051	466,575	0.2
414,705 (1)(2)	UWM Mortgage Trust 2021-INV4 B3, 3.214%, 12/25/2051	341,035	0.2
1,356,015 (1)(2)	UWM Mortgage Trust 2021-INV5 B3, 3.227%, 01/25/2052	1,138,086	0.6
243,986 (1)(2)	Verus Securitization Trust 2021-3 A1, 1.046%, 06/25/2066	215,057	0.1
556,354 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-1 B3, 3.363%, 12/25/2049	490,700	0.3
	Total Collateralized Mortgage Obligations
	(Cost $65,191,531)	69,643,264	37.4

See Accompanying Notes to Financial Statements

43

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 32.9%
1,000,000 (1)(2)	1345T 2025-AOA A, 5.750%, (TSFR1M + 1.600%), 06/15/2042	$1,004,076	0.5
776,962 (1)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 D, 2.000%, 10/15/2054	622,351	0.3
500,000 (1)(2)	Atrium Hotel Portfolio Trust 2017-ATRM C, 6.098%, (TSFR1M + 1.947%), 12/15/2036	488,453	0.3
1,000,000 (1)(2)	BAHA Trust 2024-MAR B, 7.069%, 12/10/2041	1,043,807	0.6
1,000,000 (1)(2)	BAMLL Trust 2025-ASHF A, 6.001%, (TSFR1M + 1.850%), 02/15/2042	1,003,017	0.5
6,369,284 (1)(2)(3)	BANK 2017-BNK8 XE, 1.427%, 11/15/2050	157,658	0.1
15,793,102 (2)(3)	BANK 2020-BN27 XA, 1.261%, 04/15/2063	630,948	0.3
5,156,958 (2)(3)	BANK 2020-BN30 XA, 1.366%, 12/15/2053	254,129	0.1
900,000 (2)	Bank of America Merrill Lynch Commercial Mortgage Trust 2017-BNK3 C, 4.352%, 02/15/2050	875,623	0.5
12,827,031 (2)(3)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.661%, 08/15/2052	574,761	0.3
5,710,974 (1)(2)(3)	Benchmark Mortgage Trust 2018-B5 XD, 1.500%, 07/15/2051	201,844	0.1
4,989,959 (2)(3)	Benchmark Mortgage Trust 2019-B10 XA, 1.380%, 03/15/2062	181,151	0.1
4,489,366 (1)(2)(3)	Benchmark Mortgage Trust 2019-B14 XD, 1.403%, 12/15/2062	216,118	0.1
5,535,229 (2)(3)	Benchmark Mortgage Trust 2020-B18 XA, 1.853%, 07/15/2053	287,648	0.2
4,751,313 (2)(3)	Benchmark Mortgage Trust 2020-B22 XA, 1.613%, 01/15/2054	301,699	0.2
10,231,413 (2)(3)	Benchmark Mortgage Trust 2021-B25 XA, 1.190%, 04/15/2054	424,762	0.2
1,000,000	Benchmark Mortgage Trust 2025-V17 A3, 5.075%, 09/15/2058	1,025,369	0.6
1,008,846 (1)(4)	BMD2 Re-Remic Trust 2019-FRR1 4A, 0.000%, 05/25/2052	835,295	0.5
2,537,173 (1)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.357%, 05/25/2052	2,158,075	1.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(2)	BOCA Commercial Mortgage Trust 2024-BOCA B, 6.490%, (TSFR1M + 2.340%), 08/15/2041	$1,006,890	0.5
1,000,000 (1)(2)	BSPRT Issuer LLC 2025-FL12 A, 5.486%, (TSFR1M + 1.386%), 01/17/2043	998,424	0.5
723,659 (1)(2)	BX Commercial Mortgage Trust 2019-IMC D, 6.096%, (TSFR1M + 1.946%), 04/15/2034	713,283	0.4
728,846 (1)(2)	BX Commercial Mortgage Trust 2021-VOLT F, 6.665%, (TSFR1M + 2.514%), 09/15/2036	727,958	0.4
1,000,000 (1)(2)	BX Commercial Mortgage Trust 2022-CSMO B, 7.291%, (TSFR1M + 3.141%), 06/15/2027	1,012,290	0.5
537,007 (1)(2)	BX Commercial Mortgage Trust 2023-XL3 D, 7.739%, (TSFR1M + 3.589%), 12/09/2040	539,482	0.3
1,240,459 (1)(2)	BX Commercial Mortgage Trust 2024-AIRC B, 6.291%, (TSFR1M + 2.141%), 08/15/2039	1,246,160	0.7
872,522 (1)(2)	BX Commercial Mortgage Trust 2024-GPA3 A, 5.443%, (TSFR1M + 1.293%), 12/15/2039	875,723	0.5
1,000,000 (1)(2)	BX Trust 2021-ARIA C, 5.910%, (TSFR1M + 1.760%), 10/15/2036	1,000,136	0.5
500,000 (1)(2)	BX Trust 2021-LGCY E, 5.964%, (TSFR1M + 1.814%), 10/15/2036	498,395	0.3
289,103 (1)(2)	BX Trust 2021-RISE C, 5.714%, (TSFR1M + 1.564%), 11/15/2036	288,872	0.2
1,159,970 (1)(2)	BX Trust 2021-SDMF D, 5.651%, (TSFR1M + 1.501%), 09/15/2034	1,155,420	0.6
955,585 (1)(2)	BX Trust 2025-LUNR A, 5.650%, (TSFR1M + 1.500%), 06/15/2040	958,801	0.5
5,106,639 (2)(3)	CD Mortgage Trust 2019-CD8 XA, 1.524%, 08/15/2057	207,429	0.1
6,220,215 (1)(2)(3)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.394%, 09/15/2050	129,264	0.1

See Accompanying Notes to Financial Statements

44

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
500,000 (1)(2)	COMM Mortgage Trust 2024-CBM A2, 5.867%, 12/10/2041	$510,124	0.3
500,000 (1)(2)	COMM Mortgage Trust 2024-CBM B, 6.511%, 12/10/2041	508,572	0.3
1,250,000 (1)(2)	DK Trust 2024-SPBX D, 6.900%, (TSFR1M + 2.750%), 03/15/2034	1,254,893	0.7
1,250,000 (1)(2)	Extended Stay America Trust 2025-ESH A, 5.450%, (TSFR1M + 1.300%), 10/15/2042	1,257,031	0.7
1,000,000 (1)(2)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU A, 5.600%, (TSFR1M + 1.450%), 12/15/2039	1,001,677	0.5
3,885,032 (2)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 1.093%, 08/25/2036	289,177	0.2
1,000,000 (1)(2)	FS Rialto Issuer LLC 2025-FL10 A, 5.519%, (TSFR1M + 1.385%), 08/19/2042	1,001,778	0.5
2,235,423 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1C, 0.000%, 11/29/2050	2,011,942	1.1
3,147,000 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1D, 0.000%, 11/29/2050	2,801,479	1.5
29,453 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	29,027	0.0
1,178,694 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	1,131,233	0.6
653,492 (1)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	501,901	0.3
542,067 (1)	GS Mortgage Securities Trust 2021-GSA3 D, 2.250%, 12/15/2054	329,586	0.2
1,000,000 (1)(2)	GSAT Trust 2025-BMF A, 5.650%, (TSFR1M + 1.500%), 07/15/2040	1,001,500	0.5
600,000 (1)(2)	HYT Commercial Mortgage Trust 2024-RGCY B, 6.491%, (TSFR1M + 2.341%), 09/15/2041	601,953	0.3
881,000 (1)(2)	INTOWN Mortgage Trust 2025-STAY C, 6.400%, (TSFR1M + 2.250%), 03/15/2042	881,262	0.5

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,315,383 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019- ICON E, 5.394%, 01/05/2034	$1,294,926	0.7
1,145,816 (1)(2)	KSL Commercial Mortgage Trust 2024- HT2 A, 5.693%, (TSFR1M + 1.542%), 12/15/2039	1,147,134	0.6
289,161 (1)(2)	LAQ Mortgage Trust 2023-LAQ D, 8.339%, (TSFR1M + 4.188%), 03/15/2036	282,186	0.2
1,000,000 (1)(2)	LoanCore 2025 Issuer LLC 2025-CRE8 C, 6.284%, (TSFR1M + 2.141%), 08/17/2042	993,515	0.5
1,250,000 (1)(2)	MAD Commercial Mortgage Trust 2025- 11MD A, 4.754%, 10/15/2042	1,248,120	0.7
360,000 (1)(2)	MHC Trust 2021-MHC2 E, 6.214%, (TSFR1M + 2.064%), 05/15/2038	360,661	0.2
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 B, 4.039%, 05/15/2049	958,675	0.5
4,684,360 (1)(2)(3)	Morgan Stanley Capital I 2017-HR2 XD, 1.729%, 12/15/2050	139,389	0.1
11,054,665 (2)(3)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.366%, 07/15/2052	424,291	0.2
1,000,000 (1)(2)	ORL Trust 2024-GLKS A, 5.643%, (TSFR1M + 1.493%), 12/15/2039	1,001,715	0.5
221,985 (1)	Prima Capital CRE Securitization Ltd. 2019-7A C, 3.250%, 12/25/2050	218,867	0.1
3,011,482 (1)	Prima Capital CRE Securitization Ltd. 2019-7A D, 4.250%, 12/25/2050	2,849,077	1.5
1,000,000 (1)(2)	PRM Trust 2025-PRM6 A, 4.630%, 07/05/2033	997,364	0.5
1,000,000 (1)(2)	PRM5 Trust 2025-PRM5 A, 4.620%, 03/10/2033	997,863	0.5
2,000,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.337%, 11/08/2049	1,921,585	1.0
1,897,233 (1)(4)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	1,707,901	0.9
1,000,000 (1)(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.852%, 03/15/2037	834,921	0.5

See Accompanying Notes to Financial Statements

45

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(2)	SWCH Commercial Mortgage Trust 2025-DATA A, 5.593%, (TSFR1M + 1.443%), 02/15/2042	$996,223	0.5
1,000,000 (1)(2)	WCORE Commercial Mortgage Trust 2024-CORE B, 5.992%, (TSFR1M + 1.842%), 11/15/2041	1,003,223	0.5
861,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2016-LC25 D, 3.171%, 12/15/2059	792,818	0.4
9,187,429 (2)(3)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 0.996%, 10/15/2050	106,915	0.1
6,014,802 (2)(3)	Wells Fargo Commercial Mortgage Trust 2021-C60 XA, 1.617%, 08/15/2054	378,834	0.2
1,000,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2025-DWHP A, 6.492%, (TSFR1M + 2.341%), 04/15/2038	1,005,152	0.5
850,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2025-VTT B, 5.675%, 03/15/2038	854,950	0.5
	Total Commercial Mortgage-Backed Securities
	(Cost $57,101,193)	61,274,751	32.9

ASSET-BACKED SECURITIES: 21.7%
	Other Asset-Backed Securities: 18.1%
300,000 (1)(2)	AB BSL CLO 5 Ltd. 2024-5A C, 6.425%, (TSFR3M + 2.100%), 01/20/2038	301,292	0.2
1,000,000 (1)(2)	AMMC CLO 30 Ltd. 2024-30A C, 6.968%, (TSFR3M + 2.650%), 01/15/2037	1,004,348	0.5
730,000 (1)(2)	Apidos CLO XXIV 2016-24A BRR, 6.637%, (TSFR3M + 2.312%), 10/20/2030	731,413	0.4
815,100 (1)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	787,894	0.4
500,000 (1)(2)	Balboa Bay Loan Funding Ltd. 2022-1A CR, 6.625%, (TSFR3M + 2.300%), 04/20/2037	501,853	0.3
550,000 (1)(2)	Birch Grove CLO 3 Ltd. 2021-3A CR, 6.125%, (TSFR3M + 1.800%), 01/19/2038	551,626	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
500,000 (1)(2)	BlueMountain CLO XXXIII Ltd. 2021-33A BR, 0.010%, (TSFR3M + 1.700%), 10/20/2038	$500,625	0.3
600,000 (1)	Bojangles Issuer LLC 2024-1A A2, 6.584%, 11/20/2054	609,101	0.3
800,000 (1)(2)	Cedar Funding V CLO Ltd. 2016-5A CR, 6.684%, (TSFR3M + 2.362%), 07/17/2031	801,396	0.4
750,000 (1)	Cherry Securitization Trust 2025-1A A, 6.130%, 11/15/2032	762,740	0.4
537,427 (1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	497,264	0.3
750,000 (1)(2)	Elmwood CLO 18 Ltd. 2022-5A CRR, 6.322%, (TSFR3M + 2.000%), 07/17/2037	754,402	0.4
1,050,000 (1)(2)	Galaxy 31 Clo Ltd. 2023-31A CR, 6.311%, (TSFR3M + 2.000%), 07/15/2038	1,055,626	0.6
662,745 (1)	Goddard Funding LLC 2022-1A A2, 6.864%, 10/30/2052	671,679	0.3
420,851 (1)	Loanpal Solar Loan Ltd. 2020-3GS B, 3.450%, 12/20/2047	318,141	0.2
334,899 (1)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	302,325	0.2
203,270 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	191,227	0.1
261,132 (1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	227,264	0.1
1,500,000 (1)(2)	Oaktree CLO Ltd. 2019-4A CRR, 6.595%, (TSFR3M + 2.270%), 07/20/2037	1,506,889	0.8
250,000 (1)(2)	Oaktree CLO Ltd. 2024-25A C, 6.825%, (TSFR3M + 2.500%), 04/20/2037	251,321	0.1
450,000 (1)(2)	Octagon Investment Partners XVI Ltd. 2013-1A CR, 6.434%, (TSFR3M + 2.112%), 07/17/2030	450,595	0.2
592,426 (1)	Pagaya AI Debt Grantor Trust 2024-11 B, 5.637%, 07/15/2032	596,851	0.3
649,945 (1)	Pagaya AI Debt Grantor Trust 2025-1 B, 5.628%, 07/15/2032	657,476	0.3

See Accompanying Notes to Financial Statements

46

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
800,000 (1)(2)	Palmer Square CLO Ltd. 2018-2A BR, 6.818%, (TSFR3M + 2.500%), 04/16/2037	$804,810	0.4
1,000,000 (1)(2)	Parallel Ltd. 2023-1A BR, 6.375%, (TSFR3M + 2.050%), 07/20/2036	1,001,685	0.5
1,050,000 (1)(2)	Sound Point CLO XXIX Ltd. 2021-1A C1, 6.880%, (TSFR3M + 2.562%), 04/25/2034	1,051,700	0.6
500,000 (1)(2)	Sound Point CLO XXXII Ltd. 2021-4A C, 6.730%, (TSFR3M + 2.412%), 10/25/2034	500,864	0.3
487,720 (1)	Sunnova Helios II Issuer LLC 2018-1A B, 7.710%, 07/20/2048	440,834	0.2
1,976,613 (1)	Sunnova Helios II Issuer LLC 2021-B B, 2.010%, 07/20/2048	1,458,826	0.8
371,907 (1)	Sunnova Helios IV Issuer LLC 2020-AA A, 2.980%, 06/20/2047	331,646	0.2
1,039,157 (1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	875,140	0.5
897,519 (1)	Sunrun Atlas Issuer LLC 2019-2 A, 3.610%, 02/01/2055	859,255	0.5
707,982 (1)	Sunrun Iris Issuer LLC 2023-1A A, 5.750%, 01/30/2059	698,404	0.4
1,870,969 (1)	Sunrun Jupiter Issuer LLC 2022-1A A, 4.750%, 07/30/2057	1,797,514	1.0
342,567 (1)	Sunrun Xanadu Issuer LLC 2019-1A A, 3.980%, 06/30/2054	325,378	0.2
431,970 (1)	TIF Funding II LLC 2021-1A A, 1.650%, 02/20/2046	394,692	0.2
1,850,000 (1)	Trafigura Securitisation Finance PLC 2024-1A A2, 5.980%, 11/15/2027	1,883,446	1.0
557,603 (1)	Triton Container Finance VIII LLC 2021-1A B, 2.580%, 03/20/2046	514,730	0.3
333,280 (1)(2)	Venture 33 CLO Ltd. 2018-33A CR, 6.859%, (TSFR3M + 2.542%), 07/15/2031	333,752	0.2
350,000 (1)(2)	VERDE CLO Ltd. 2019-1A CRR, 6.318%, (TSFR3M + 2.000%), 04/15/2032	350,907	0.2
569,751 (1)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	526,897	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
416,600 (1)(2)	Wind River CLO Ltd. 2014-1A CRR, 6.541%, (TSFR3M + 2.212%), 07/18/2031	$416,914	0.2
1,712,154 (1)	Wingstop Funding LLC 2020-1A A2, 2.841%, 12/05/2050	1,654,813	0.9
1,650,000 (1)	Wingstop Funding LLC 2024-1A A2, 5.858%, 12/05/2054	1,711,009	0.9
1,893,619 (1)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	1,788,693	0.9
		33,755,257	18.1

	Student Loan Asset-Backed Securities: 3.6%
296,337 (1)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	291,866	0.1
1,080,103 (1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	1,045,545	0.6
790,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	682,280	0.4
1,205,000 (1)	SoFi Professional Loan Program LLC 2017-F BFX, 3.620%, 01/25/2041	1,166,645	0.6
602,000 (1)	SoFi Professional Loan Program Trust 2018-C BFX, 4.130%, 01/25/2048	583,709	0.3
632,000 (1)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	611,709	0.3
1,521,000 (1)	SoFi Professional Loan Program Trust 2020-B BFX, 2.730%, 05/15/2046	1,262,812	0.7
1,235,000 (1)	SoFi Professional Loan Program Trust 2020-C BFX, 3.360%, 02/15/2046	1,058,215	0.6
		6,702,781	3.6

	Total Asset-Backed Securities
	(Cost $39,106,166)	40,458,038	21.7

	Total Long-Term Investments
	(Cost $161,398,890)	171,376,053	92.0

See Accompanying Notes to Financial Statements

47

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 9.1%
	Commercial Paper: 8.8%
1,000,000	Agilent Technologies, 4.290%, 10/02/2025	$999,765	0.5
1,000,000	Automatic Data Processing., 4.160%, 10/01/2025	999,886	0.5
1,000,000	Bekshire Hathway., 4.340%, 10/10/2025	998,813	0.5
2,000,000	Concord Minutemen Capital Co. LLC, 4.180%, 10/02/2025	1,999,542	1.1
1,000,000	Dominion Resources, Inc., 4.330%, 10/15/2025	998,224	0.5
1,000,000	Dominion Resources, Inc., 4.330%, 10/16/2025	998,105	0.5
2,000,000	Entergy Corp., 4.270%, 10/01/2025	1,999,766	1.1
2,000,000	Fiserv, Inc., 4.310%, 10/02/2025	1,999,528	1.1
1,000,000	Fiserv, Inc., 4.360%, 10/10/2025	998,808	0.5
2,000,000	Kellanova, 4.370%, 10/24/2025	1,994,270	1.1
2,000,000	Sherwin-Williams Co., 4.290%, 10/20/2025	1,995,311	1.1
545,000	Toyota Motor Credit Corp., 4.160%, 10/14/2025	544,131	0.3
	Total Commercial Paper
	(Cost $16,528,293)	16,526,149	8.8

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.3%
546,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.050%
	(Cost $546,000)	$546,000	0.3

	Total Short-Term Investments
	(Cost $17,074,293)	17,072,149	9.1
	Total Investments in Securities
	(Cost $178,473,183)	$188,448,202	101.1
	Liabilities in Excess of Other Assets	(2,097,038)	(1.1)
	Net Assets	$186,351,164	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualifiied institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2025.
(3)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)	Rate shown is the 7-day yield as of September 30, 2025.

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

48

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2025
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$69,643,264	$—	$69,643,264
Commercial Mortgage-Backed Securities	—	61,274,751	—	61,274,751
Asset-Backed Securities	—	40,458,038	—	40,458,038
Short-Term Investments	546,000	16,526,149	—	17,072,149
Total Investments, at fair value	$546,000	$187,902,202	$—	$188,448,202
Other Financial Instruments+
Futures	19,068	—	—	19,068
Total Assets	$565,068	$187,902,202	$—	$188,467,270
Liabilities Table
Other Financial Instruments+
Futures	$(64,282)	$—	$—	$(64,282)
Total Liabilities	$(64,282)	$—	$—	$(64,282)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2025, the following futures contracts were outstanding for Voya VACS Series SC Fund:

	Number	Expiration	Notional	Unrealized Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	163	12/31/25	$33,968,945	$(6,682)
U.S. Treasury 5-Year Note	28	12/31/25	3,057,469	(708)
U.S. Treasury 10-Year Note	53	12/19/25	5,962,500	16,929
U.S. Treasury Long Bond	1	12/19/25	116,594	2,139
			$43,105,508	$11,678
Short Contracts:
U.S. Treasury Ultra 10-Year Note	(16)	12/19/25	(1,841,250)	(8,776)
U.S. Treasury Ultra Long Bond	(17)	12/19/25	(2,041,063)	(48,116)
			$(3,882,313)	$(56,892)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$19,068
Total Asset Derivatives		$19,068

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$64,282
Total Liability Derivatives		$64,282

See Accompanying Notes to Financial Statements

49

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$293,729
Total	$293,729

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(396,116)
Total	$(396,116)

At September 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $178,824,086.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$9,899,331
Gross Unrealized Depreciation	(320,429)
Net Unrealized Appreciation	$9,578,902

See Accompanying Notes to Financial Statements

50

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Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Placement Agent	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

220646 (0925)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under item 7. Aggregate amount of $16,946 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: December 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: December 9, 2025

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: December 9, 2025